Registration No. 333-23019
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |



           Pre-Effective Amendment No. __                             |_|


           Post-Effective Amendment No. 1                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|

           Amendment No. __                                           |_|


                     ---------------------------------------
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                  MARY P. BREEN
                                 Vice President
                          and Associate General Counsel
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
              1050 Connecticut Avenue, N.W., Washington, D.C. 20036
                     ---------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|      Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|      On May 1, 1998 pursuant to paragraph (b) of Rule 485.

|_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|      On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|      On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

         Units of interest in separate accounts under variable annuity contracts

                         ----------------------------------

       FORM N-3 ITEM                    PROSPECTUS CAPTION
       -------------                    ------------------

                              CROSS REFERENCE SHEET
                  SHOWING LOCATION OF INFORMATION IN PROSPECTUS
                  ---------------------------------------------


       FORM N-3 ITEM                    PROSPECTUS CAPTION
       -------------                    ------------------

 1.    Cover Page                       Cover Page

 2.    Definitions                      Part I - RIA Summary

 3.    Synopsis                         Part I - RIA Summary

 4.    Condensed Financial              Part I - RIA Summary;
       Information                      Condensed Financial Information

 5.    General Description              Part I - RIA Summary;
       of Registrant and                Part III - Equitable Life and
       Insurance Company                Its Funds

 6.    Management                       Part II - Charges and Fees - Investment
                                        Management and Financial Accounting Fee
                                        Applicable to the Funds; Part III -
                                        Equitable Life and Its Funds -
                                        Investment Management

 7.    Deductions and Expenses          Part II - Charges and Fees

 8.    General Description of           Part V - Provisions of RIA and
       Variable Annuity Contracts       Retirement Benefits; Part VIII -
                                        Participant Recordkeeping Services
                                        (Optional)

 9.    Annuity Period                   Part V - Provisions of RIA and
                                        Retirement Benefits - Annuity Benefits

10.    Death Benefit                    Not Applicable

11.    Purchases and                    Part III - Equitable Life
       Contract Value                   and Its Funds - Investment Objectives
                                        and Policies; Purchase and Redemption of Units; How We Determine the Unit Value

12.    Redemption                       Part II - Charges and Fees - Contingent
                                        Withdrawal Charge; Part III - Equitable
                                        Life and Its Funds - Purchase and
                                        Redemption of Units; How We Determine
                                        the Unit Value

13.    Taxes                            Part VII - Tax and ERISA Considerations

14.    Legal Proceedings                Part VI - Miscellaneous Matters - Legal
                                        Proceedings

15.    Table of Contents of             SAI Table of Contents
       the Statement of
       Additional Information

                          CROSS REFERENCE SHEET SHOWING
                           LOCATION OF INFORMATION IN
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                        STATEMENT OF ADDITIONAL
     FORM N-3 ITEM                      INFORMATION CAPTION
     -------------                      -------------------

16.  Cover Page                         Cover Page

17.  Table of Contents                  Table of Contents

18.  General Information                Part I - Fund Information
     and History

19.  Investment Objectives              Part I - Fund
     and Policies                       Information - Restrictions and
                                        Requirements of the Bond, Balanced,
                                        Common Stock and Aggressive Stock Funds;
                                        Certain Investments of the Bond Fund

20.  Management                         Part II - Management for The Bond,
                                        Balanced, Common Stock and Aggressive
                                        Stock Funds and Equitable Life

21.  Investment Advisory                Part I - Fund Information -
     and Other Services                 Brokerage Fees and Charges for
                                        Securities Transactions; Part II -
                                        Management for The Bond, Balanced,
                                        Common Stock and Aggressive Stock Fund
                                        and Equitable Life

22.  Brokerage Allocation               Part I - Fund Information - Brokerage
                                        Fees and Charges for Securities
                                        Transactions

23.  Purchase and Pricing               Part I - Fund Information -
     of Securities Being Offered        Summary of Unit Values; How We
                                        Determine the Unit Value

24.  Underwriters                       Part II - Management for The Bond,
                                        Balanced, Common Stock and Aggressive
                                        Stock Funds and Equitable Life

25.  Calculation of Yield               Not Applicable
     Quotations of Money
     Market Sub-Accounts

26.  Annuity Payments                   Not Applicable

27.  Financial Statements               Part III - Financial Statements

                                        ----------
                             [LOGO](TM) Retirement
                                        ----------
                                        Investment
                                        ----------
                                        Account(R)
                                        ----------

Retirement Investment Account (RIA) is an investment vehicle for the assets of employee retirement plans (employer plans) that meet the requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (Code), and whose funds are maintained by trusts described in Section 501(a) of the Code. In addition, some of these employer plans meet the requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). RIA is offered under a group annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.


Under RIA, employers may choose from the investment options (Investment Options) listed below. These Investment Options include the Guaranteed Interest Account, which is part of Equitable's general account and pays interest at guaranteed fixed rates and twenty five investment funds (Investment Funds) of the separate accounts noted below.

---------------------------------------------------------------------------------------------------------------------------
                                                      Investment Funds
                                                      ----------------
---------------------------------------------------------------------------------------------------------------------------
Pooled Separate Accounts                    Separate Account No. 51                    Separate Account No. 66
                                                                                       (available in July, 1998)
o  Alliance Bond, Separate Account          o  Alliance Money Market                   o  T. Rowe Price Equity
   No. 13 -- Pooled                         o  Alliance Intermediate                      Income
o  Alliance Balanced, Separate                 Government Securities                   o  EQ/Putnam Growth &
   Account No. 10 -- Pooled                 o  Alliance Quality Bond                      Income Value
o  Alliance Common Stock,                   o  Alliance High Yield                     o  Merrill Lynch Basic Value
   Separate Account No. 4 -- Pooled         o  Alliance Growth & Income                   Equity
o  Alliance Aggressive Stock,               o  Alliance Equity Index                   o  MFS Research
   Separate Account No. 3 -- Pooled         o  Alliance Global                         o  T. Rowe Price International Stock
                                            o  Alliance International                  o  Morgan Stanley Emerging
                                            o  Alliance Small Cap                         Markets Equity
                                               Growth                                  o  Warburg Pincus Small
                                            o  Alliance Conservative Investors            Company Value
                                            o  Alliance Growth Investors               o  MFS Emerging Growth Companies
                                                                                       o  EQ/Putnam Balanced
                                                                                       o  Merrill Lynch World Strategy

We invest each Investment Fund of Separate Account No. 51 in Class IA Shares of a corresponding portfolio (Portfolio) of the Hudson River Trust (HRT). Beginning in early July, 1998, we will invest each Investment Fund of Separate Account No. 66 in Class IB Shares of a corresponding portfolio (Portfolio) of The EQ Advisors Trust (EQAT). HRT and EQAT (Trusts) are two mutual funds whose shares are purchased by the separate accounts of insurance companies. The prospectuses for HRT and EQAT directly following this prospectus, describe the investment objectives, policies and risks of the Portfolios. The Investment Funds relating to EQAT will be available in early July 1998.


Employer plan assets invested in a Fund will fluctuate in value with the investment performance of that Fund. The Alliance Bond Fund is available only to employer plans that signed an agreement to invest monies in the Alliance Bond Fund prior to June 1, 1994.


This prospectus provides important information you should be aware of before investing. You should read it carefully and retain it for future reference. This prospectus is not valid unless it is attached to the current prospectuses for HRT and EQAT, which should also be read carefully and maintained for future reference. Additional information is included in the Statement of Additional Information (SAI) dated May 1, 1998 which has been filed with the Securities and Exchange Commission. The SAI has been incorporated by reference into this prospectus. A table of contents for the SAI appears at the end of this prospectus. To obtain a copy of the SAI free of charge, complete the SAI request form at the back of this prospectus and mail it to us, or call or write:


The Equitable Life Assurance Society of the United States -- RIA Service Office
                                Attn. SAI Request
                                 200 Plaza Drive
                             Secaucus, NJ 07094-3689
                                     or call
                                 (800) 967-4560
                                 (201) 583-2302
                 (Business Days, 9 A.M. to 5 P.M. Eastern time)
                                     or fax
                          (201) 583-2304, 2305, or 2306

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Keep this prospectus for future reference.


May 1, 1998

--------------------------------------------------------------------------------
                                                                        888-1154
                                                                 Cat. No. 127659
                                 Copyright 1998

           The Equitable Life Assurance Society of the United States.
                              All rights reserved.

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Part I -- RIA Summary                                                    Page  3
Equitable Life                                                                 3
RIA Terms                                                                      3
Participation and Funding Requirements                                         4
Miscellaneous                                                                  4
Investment Options                                                             4
Charges and Fees                                                               4
Cash Available to a Participant under RIA before
   Retirement                                                                  5
Benefit Payments                                                               5
Fee Tables                                                                     5
Condensed Financial Information                                               10
Investment Policies and Objectives                                            14
Contributions, Transfers and Withdrawals                                      16
Loans                                                                         16
Communications with Us                                                        16
Part II -- Charges and Fees                                              Page 17
Charges Which Are Reflected in Reductions
   in the Unit Value                                                          17
Charges Which Reduce the Number of Units in RIA                               18
Part III -- Equitable Life and Its Funds                                 Page 20
Equitable Life                                                                20
About Our Funds                                                               20
Trusts                                                                        20
Purchase and Redemption of Units                                              21
How We Determine the Unit Value                                               21
Investment Objectives and Policies                                            21
Alliance Bond Fund                                                            22
Alliance Balanced Fund                                                        23
Alliance Common Stock Fund                                                    24
Alliance Aggressive Stock Fund                                                25
Investment Management                                                         26
HRT's Manager and Investment Adviser                                          26
EQAT's Manager                                                                26
EQAT's Investment Advisers                                                    27
Rates of Return                                                               28
Inception Dates and Comparative
   Benchmarks                                                                 28
Annualized Rates of Return                                                    30
Cumulative Rates of Return                                                    32
Year-by-Year Rates of Return                                                  34
Part IV -- The Guaranteed Interest Account                               Page 35
General                                                                       35
The Guarantees                                                                35
Current and Minimum Interest Rates                                            35
Classes of Employer Plans                                                     35
Charges and Fees                                                              35
Deferred Payout Provision                                                     36
Illustration of Deferred Payout Provision                                     37
Part V -- Provisions of RIA and Retirement
          Benefits                                                       Page 38
Contributions; Frequency and Amount                                           38
Rollover or Transfer from a Plan                                              38
Selecting Investment Options                                                  38
Allocation Choices                                                            38
Transfer Provisions                                                           38
Special Rules Applicable to Plans That
   May Invest in the Alliance Bond Fund                                       39
Loan Provision                                                                40
Benefit Payments General                                                      40
Cash Distributions                                                            41
Annuity Benefits                                                              41
Amount of Fixed-Annuity Payments                                              41
Payment of Annuity                                                            41
Assignment and Alienation                                                     41
Creditors' Claims                                                             41
When We Pay Proceeds                                                          41
Periodic Reports                                                              42
If a Plan Fails to Qualify                                                    42
Modification or Contract Discontinuance/
   Termination                                                                42
Part VI -- Miscellaneous Matters                                         Page 43
How We Are Regulated                                                          43
Commissions and Service Fees                                                  43
Year 2000 Progress                                                            43
Copies of the Master Retirement Trust Agreement                               43
Fiduciaries                                                                   43
Acceptance                                                                    44
HRT and EQAT Voting Rights                                                    44
Separate Account Voting Rights                                                44
Voting Rights of Others                                                       44
Changes in Applicable Law                                                     44
Our Rights                                                                    44
Legal Proceedings                                                             44
Experts                                                                       44
Where to Get Additional Information                                           45
Changes in Funding Vehicle                                                    45
Part VII -- Tax and ERISA Considerations                                 Page 46
Tax Aspects of Contributions to a Plan                                        46
Tax Aspects of Distributions from a Plan                                      47
Certain Rules Applicable to Plan Loans                                        49
Impact of Taxes to Equitable Life                                             50
Certain Rules Applicable to Plans Designed to
   Comply with Section 404(c) of ERISA                                        50
Part VIII -- Participant Recordkeeping
             Services (Optional)                                         Page 51
Services Provided                                                             51
Investment Options                                                            51
Fees                                                                          51
Enrollment                                                                    51
SAI Table of Contents                                                    Page 52
SAI Request Form                                                         Page 52

--------------------------------------------------------------------------------

                              PART I -- RIA SUMMARY

--------------------------------------------------------------------------------

Equitable Life

We are The Equitable Life Assurance Society of the United States. "We," "us" or "Equitable Life" refers to us. We are a New York stock life insurance company that has been in business since 1859.

RIA Terms


RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. RIA is composed of two group annuity contracts (Contracts), a Master Retirement Trust agreement, a participation or installation agreement, an optional participant recordkeeping services (PRS) agreement and twenty-six investment options. The trustee of the Master Retirement Trust has entered into the two Contracts with us to implement RIA. Currently, The Chase Manhattan Bank, N.A. acts as trustee under the Master Retirement Trust. The sole responsibility of Chase Manhattan Bank, N.A. is to serve as a party to the Contracts. It has no responsibility for the administration of RIA.

The Investment Funds of Separate Account No. 51 are the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Global Fund, Alliance International Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund and Alliance Growth Investors Fund. Each invests in corresponding Portfolios of HRT.

The Investment Funds of Separate Account No. 66 are: T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund and Merrill Lynch World Strategy Fund. Each invests in corresponding Portfolios of EQAT.

The other Investment Funds are held in pooled separate accounts as follows:


The Alliance Bond Fund is our Separate Account No. 13 -- Pooled.

The Alliance Balanced Fund is our Separate Account No. 10 -- Pooled.

The Alliance Common Stock Fund is our Separate Account No. 4 -- Pooled.

The Alliance Aggressive Stock Fund is our Separate Account No. 3 -- Pooled.

A participant-directed employer plan is an employer plan that by its terms permits investment directions by participants for contribution allocations or transfers of account accumulations among investment options. The provisions of one of the Contracts govern this plan.

A trustee-directed employer plan permits these same directions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan. The provisions of the other Contract govern this plan. At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

An employer is an employer, a plan trustee or other named fiduciary, or an authorized delegate, of the plan. The employer is specified in the RIA adoption documents.

The plan trustee is generally responsible for instructing us as to the investment of plan contributions (including allocations and transfers) and withdrawals, and receives amounts withdrawn from RIA.

A Business Day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. We may also choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our Business Day ends at 4:00 p.m. Eastern time.

A Transaction Date is the Business Day we receive a contribution at the RIA contribution processing office with properly completed and signed allocation instructions, or a properly completed and signed written or facsimile request for a financial transaction at the RIA Service Office. (For the addresses, see the inside back cover of this prospectus.)

An exclusive funding employer plan is one which uses RIA as the exclusive funding vehicle for the assets of an employer plan. The annual amount of contributions must be at least $10,000.

Subject to our sole discretion, a partial funding employer plan is one which uses RIA as a partial investment funding vehicle for an employer plan. The aggregate amount of contributions in the initial participation year must be at least $50,000 and the annual aggregate amount of contributions thereafter must be at least $25,000.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us.

We reserve:

o    the right to change these amounts in the future for new sales only; and

o    the right to impose higher annual minimums for certain plans.

We will give you advance notice of any such changes.

The employer or plan sponsor, as the case may be, is responsible for determining whether RIA is a suitable funding vehicle and should carefully read the prospectus and installation documents before signing a participation or installation agreement.

Note to participants: This prospectus describes RIA as it is generally available to employer plans. However, the terms and conditions of the employer's plan govern which aspects of RIA are available to participants. Therefore, the employer's plan may be different from the features of RIA described in this prospectus.

Note to employers: Equitable Life's duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. See Part VIII -- Participant Recordkeeping Services (Optional). In addition, no Equitable Life Representative or firm operated by an Equitable Life Representative is authorized to solicit or agree to perform plan administrative services in his capacity as an Equitable Life Representative. If an employer or trustee engages an Equitable Life Representative to provide administrative support services to an employer plan, the employer or trustee engages that Equitable Life Representative as its representative rather than Equitable Life's. Equitable Life is not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by an Equitable Life Representative.

Participation and Funding Requirements

You may participate in RIA as either an exclusive funding employer plan or a partial funding employer plan, subject to our sole discretion and underwriting standards and on a case-by-case basis.

To enroll in RIA, a partnership, sole proprietor or corporation must adopt the Master Retirement Trust as part of its employer plan, and the employer must execute the participation or installation agreement and provide us with certain plan information. No contributions will be accepted until the Transaction Date on which we accept the enrollment of the employer plan.

Miscellaneous

This prospectus describes units of interest (Units) in the Funds which are registered under the Securities Act of 1933 (Registered Units). Pursuant to an exemption under the Securities Act of 1933, the Units maintained by corporate or governmental entities (corporate plans) are not Registered Units. In all other respects, Registered Units are identical to unregistered Units.

Investment Options


There are twenty-six investment options available for employers to fund their plans. They are listed on page one of this prospectus and include the twenty-five Intestment Funds and the Guaranteed Interest Account. The prospectuses for HRT and EQAT directly following this prospectus describe the investment objectives, policies and risks of the available Portfolios. The investment objectives and policies of the Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Fund are described in this prospectus under Part III -- Equitable Life and Its Funds and in the SAI under Part I -- Fund Information. If the Employer or Plan Trustee does not select all twenty-six Investment Options in the RIA program, your choices will be limited to the Investment Options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the Employer or the Plan Trustee is responsible for making sure that the Investment Options chosen constitute a broad range of investment choices as required by the Department of Labor (DOL) Section 404(c) regulations. See "Certain Rules Applicable to Plans Designed to Comply with Section 404(c) of ERISA" in Part VII -- Tax and ERISA Considerations.


Charges and Fees

Investment Management and Financial Accounting Fee for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. An investment management and financial accounting fee equal to 0.50% of the assets in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, is reflected in the daily Unit value for each of these Funds. The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds incur certain commissions, fees and expenses, including audit, custody and other expenses, as part of their portfolio transactions and overall operation of these Funds are reflected in the Unit values.


Separate Account Administrative Charge for the Investment Funds of Separate Account No. 51. An administrative charge at an annual rate of 0.05% of the assets is reflected in the daily Unit value for each Investment Fund of Separate Account No. 51.

HRT and EQAT Charges. Investment advisory fees and other expenses of HRT and EQAT are charged daily against their assets. These charges are reflected in the Portfolio's daily share price and in the Unit value for the Investment Funds of Separate Account No. 51 and Separate Account No. 66.

Ongoing Operations Fee. The Ongoing Operations Fee, which is paid monthly, is based on a declining scale which starts at a maximum annual rate of 1.25% of the combined balances of all of the Investment Options in which the employer plan assets are allocated.

Participant Recordkeeping Services. If the employer elects to enroll in RIA's PRS program, there is an annual charge of $25 per participant under the employer plan. The charge is applied on a pro rata basis against the combined balances of all the Investment Options in which the employer plan assets are invested and is deducted monthly. See Part VIII -- Participant Recordkeeping Services (Optional).

Loan Fee. We charge an employer plan a loan fee in an amount equal to 1% of the loan principal amount on the Transaction Date a loan is made.

Contingent Withdrawal Charge. We impose a contingent withdrawal charge against withdrawals made from RIA at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The maximum contingent withdrawal charge is 6% of the employer plan assets withdrawn. Outstanding loan balances are included in the plan's assets for purposes of assessing the contingent withdrawal charge. See Part II -- Charges and Fees -- Contingent Withdrawal Charge.

Fixed Annuity Administrative Charge. If a fixed annuity under RIA is elected by or on behalf of a participant or by a beneficiary, an administrative charge of $175 will be deducted from the amount of the employer plan proceeds applied to purchase the annuity.

Premium Tax Charge. At the time an amount is applied to an annuity distribution option, we currently deduct a charge based on any applicable state or local taxes imposed on the transaction. We reserve the right to deduct any such charge from each contribution or from withdrawals. The current premium tax rate that might be imposed ranges from 0% to 2.25%. The rate is 1% in Puerto Rico and 5% in the Virgin Islands.

Direct Billing. Subject to a written agreement between Equitable Life and an employer, the employer has the option of being billed directly for the Ongoing Operations Fee and, if applicable, the fee for PRS.


We reserve the right to change certain of the charges and fees discussed above. However, the investment advisory fees for the Portfolios of HRT and EQAT cannot be changed without a vote of that Portfolio's shareholders.


Cash Available to a Participant under RIA before Retirement

The amount of any cash payments that may be available to a participant before retirement will depend on the terms of the employer plan and will be affected by the charges to the employer plan and investment performance of the Funds. Certain cash withdrawals by a participant that are permitted under an employer plan prior to retirement may give rise to tax penalties or other adverse tax consequences. See Part II -- Charges and Fees, Part V -- Provisions of RIA and Retirement Benefits and Part VII -- Tax and ERISA Considerations.

Benefit Payments

At retirement, in accordance with the employer plan, a participant can receive fixed annuity payments funded through our general account, a lump sum payment or a combination of both. RIA does not offer variable annuity payments. The amount available for retirement benefits will depend upon the amount invested in the Guaranteed Interest Account and the Funds and the investment performance of the Funds, and may be affected by charges to the employer plan. See Part V -- Provisions of RIA and Retirement Benefits.

Disability and death benefits are provided in accordance with the employer plan; RIA does not have separate disability or death benefit provisions.

We pay benefit distribution payments withdrawn from RIA to the plan trustee of the employer plan.

Fee Tables


The purpose of these Tables is to assist you in understanding the various costs and expenses which may affect employer plan balances participating in the Funds. See Part II -- Charges and Fees and Part V -- Provisions of RIA and Retirement Benefits for a description of fees for optional PRS, loan fees, annuity purchase charges and state or local tax charges. If an annuity benefit is elected under RIA, a $175 annuity benefit charge will be imposed and a charge for any applicable premium taxes will be deducted from the amount applied to provide an annuity benefit. The Tables reflect annualized expenses of the Funds including, for Separate Account Nos. 51 and 66, the corresponding Portfolio. Annualized expenses for the Funds of Separate Account Nos. 51 and 66 are for the period ended December 31, 1997.


As explained in Part IV, the Guaranteed Interest Account is not a Fund. Therefore, the only expenses shown in the Table which apply to the Guaranteed Interest Account are the "Contingent Withdrawal Charge" and the "Ongoing Operations Fee." In addition, there is a loan fee charged against the Guaranteed Interest Account which is equal to 1% of the principal amount of the loan.

Certain expenses and fees shown in these Tables may not apply to your plan. To determine whether a particular item in a Table applies (and the actual amount, if any), consult the portion of the prospectus indicated in the notes.


------------------------------------------------------------------------------------------------------------------------------------
                                                      Pooled Separate Accounts
------------------------------------------------------------------------------------------------------------------------------------

                                                                              Alliance      Alliance       Alliance       Alliance
                                                                                Bond        Balanced        Common       Aggressive
                                                                                Fund          Fund        Stock Fund     Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
Participating Plan Transaction Expenses:

   Sales Load on Purchases.............................................       ---------------------- None --------------------------
   Maximum Contingent Withdrawal Charge (as a percentage
     of plan balances) (1).............................................       ------------------- 6% Maximum -----------------------
   Maximum Annual Ongoing Operations Fee (as a percentage
     of plan balances) (2).............................................       ----------------- 1.25% Maximum ----------------------

Separate Account Annual Expenses:
   Administrative Charge ..............................................         None          None           None           None

   Annual Investment Management Fee Including Financial Accounting
     Fees (as a percentage of plan balances in each Fund) .............         0.50%         0.50%          0.50%          0.50%

------------------------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses (3) .......................         0.50%         0.50%          0.50%          0.50%
------------------------------------------------------------------------------------------------------------------------------------
Trust Annual Expenses:                                                        ---------------- not applicable ----------------------
====================================================================================================================================

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA. See Part II -- Charges and Fees -- Contingent Withdrawal Charge.

(2) The annual Ongoing Operations Fee is applied on a decremental scale, declining to 0.50% on the portion of plan balances over $1,000,000, except for plans that adopted RIA before February 9, 1986. See Part II -- Charges and Fees.

(3)  The Total Separate Account Annual Expenses are reflected in the Unit value.

------------------------------------------------------------------------------------------------------------------------------------
                                             Investment Funds of Separate Account No. 51
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Alliance
                                                     Alliance    Intermediate                               Alliance
                                                   Money Market   Government    Alliance      Alliance      Growth &     Alliance
                                                                  Securities  Quality Bond   High Yield      Income    Equity Index
-----------------------------------------------------------------------------------------------------------------------------------
Participating Plan Transaction Expenses:

   Sales on Load on Purchases...................   ------------------------------------- None --------------------------------------


   Maximum Contingent Withdrawal Charge (as a
     percentage of plan balances)(1)............   ---------------------------------- 6% Maximum -----------------------------------


   Maximum Annual Ongoing Operations Fee (as a
     percentage of plan balances) (2)...........   --------------------------------- 1.25% Maximum ---------------------------------

Separate Account Annual Expenses:
   Administrative Charge (3)(4).................   ------------------------------------- 0.05% -------------------------------------


HRT Annual Expenses:
   Investment Advisory Fee (5) .................       0.35%         0.50%        0.53%         0.60%         0.55%        0.32%
   Other Expenses ..............................       0.04%         0.06%        0.05%         0.04%         0.04%        0.04%
------------------------------------------------------------------------------------------------------------------------------------
     Total Annual Expenses for HRT(4)(5)(6) ....       0.39%         0.56%        0.58%         0.64%         0.59%        0.36%

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Alliance         Alliance        Alliance
                                                            Alliance         Alliance      Small Cap      Conservative       Growth
                                                             Global       International     Growth          Investors      Investors
-----------------------------------------------------------------------------------------------------------------------------------
Participating Plan Transaction Expenses:

   Sales on Load on Purchases...................              -------------------------------- None --------------------------------


   Maximum Contingent Withdrawal Charge (as a
     percentage of plan balances)(1)............              ----------------------------- 6% Maximum -----------------------------


   Maximum Annual Ongoing Operations Fee (as a
     percentage of plan balances) (2)...........              --------------------------- 1.25% Maximum ----------------------------


Separate Account Annual Expenses:
   Administrative Charge (3)(4).................              -------------------------------- 0.05% -------------------------------

HRT Annual Expenses:
   Investment Advisory Fee (5) .................              0.65%            0.90%         0.90%            0.48%           0.52%
   Other Expenses ..............................              0.08%            0.18%         0.05%            0.07%           0.05%
------------------------------------------------------------------------------------------------------------------------------------
     Total Annual Expenses for HRT(4)(5)(6) ....              0.73%            1.08%         0.95%            0.55%           0.57%
====================================================================================================================================

See Notes following tables.


                                             Investment Funds of Separate Account No. 66
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            EQ/Putnam
                                                          T. Rowe Price    T. Rowe Price     Growth &       EQ/Putnam
                                                          International    Equity Income   Income Value     Balanced    MFS Research
                                                         Stock Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Participating Plan Transaction Expenses:

   Sales on Load on Purchases...................        --------------------------------- None -----------------------------------

   Maximum Contingent Withdrawal Charge (as a
     percentage of plan balances)(1).............       ------------------------------- 6% Maximum -------------------------------

   Maximum Annual Ongoing Operations Fee (as a
     percentage of plan balances) (2)...........        ---------------------------- 1.25% Maximum -------------------------------

Separate Account Annual Expenses:
   Administrative Charge .......................        --------------------------------- None -----------------------------------

EQAT Annual Expenses:

   Investment Advisory Fee .......................             0.75%           0.55%         0.55%          0.55%          0.55%
   Rule 12b-1 Fee (7).............................             0.25%           0.25%         0.25%          0.25%          0.25%
   Other Expenses ................................             0.20%           0.05%         0.05%          0.10%          0.05%
------------------------------------------------------------------------------------------------------------------------------------
     Total EQAT Annual Expenses (4)(8)                         1.20%           0.85%         0.85%          0.90%          0.85%
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                     MFS Emerging  Morgan Stanley                   Merrill Lynch
                                                       Growth        Emerging       Warburg Pincus      World        Merrill Lynch
                                                      Companies    Markets Equity    Small Company     Strategy       Basic Value
                                                      Portfolio      Portfolio      Value Portfolio    Portfolio    Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Participating Plan Transaction Expenses:

   Sales on Load on Purchases...................         ---------------------------------- None -----------------------------------

   Maximum Contingent Withdrawal Charge (as a
     percentage of plan balances)(1)............         ------------------------------- 6% Maximum --------------------------------

   Maximum Annual Ongoing Operations Fee (as a
     percentage of plan balances) (2)...........         ----------------------------- 1.25% Maximum -------------------------------

Separate Account Annual Expenses:
   Administrative Charge .......................         ---------------------------------- None -----------------------------------

EQAT Annual Expenses:

   Investment Advisory Fee .......................       0.55%          1.15%            0.65%             0.70%          0.55%
   Rule 12b-1 Fee (7).............................       0.25%          0.25%            0.25%             0.25%          0.25%
   Other Expenses ................................       0.05%          0.35%            0.10%             0.25%          0.05%
------------------------------------------------------------------------------------------------------------------------------------
     Total EQAT Annual Expenses (4)(8)                   0.85%          1.75%            1.00%             1.20%          0.85%
====================================================================================================================================

Notes:


(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA. See Part II -- Charges and Fees -- Contingent Withdrawal Charge.

(2) The annual ongoing operations fee is applied on a decremental scale, declining to 0.50% on the portion of plan balances over $1,000,000, except for plans that adopted RIA before February 9, 1986. See Part II -- Charges and Fees.

(3) Separate Account expenses are shown as a percentage of each Investment Fund's average value. We reserve the right to increase the separate account administrative charge upon 90 days written notice to the employer. See Part II -- Charges and Fees.


(4) The Separate Account Annual Expenses and HRT or EQAT Annual Expenses are reflected in the Unit value.

(5) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., HRT's Investment Adviser, which effected changes in HRT's management fee and expense structure. See HRT's prospectus for more information.

     The table above reflecting HRT's expenses is based on average portfolio net assets for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(6) The investment advisory fee for each HRT Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HRT. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. Expenses of HRT are shown as a percentage of each Portfolio's average net assets. See "HRT Charges to Portfolios" in Part II.

(7) The Class IB shares of EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Contracts.

(8) All EQAT Portfolios commenced operations on May 1, 1997 except the Morgan Stanley Emerging Markets Equity Portfolio, which commenced operations on August 20, 1997.

     The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio, ("Expense Limitation Agreement") pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

     Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

     Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.

Examples
--------


The examples below show the expenses that a plan would pay in two hypothetical situations, assuming a single investment of $1,000 in each Fund listed and a 5% annual return on assets. For purposes of these examples, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets held under the Contracts invested in Registered Units. The expenses shown would be lower for corporate plans which generally have greater total assets. See Note (2) to the Tables on pages 6 and
7. These examples assume that no loan has been taken and do not reflect PRS or annuity benefit charges or a charge for premium taxes, none of which may apply to any particular Participant.


------------------------------------------------------------------------------------------------------------------------------------

                                 If the entire employer plan balance is              If the entire employer plan balance is not
                                 withdrawn at the end of each period shown,          withdrawn at the end of each period shown,
                                 the expense would be:                               the expense would be:

                                 1 Year      3 Years      5 Years     10 Years       1 Year      3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------


HRT
Alliance Money Market             74.95       95.38       116.52       150.73         12.71        39.58        68.49        150.73
Alliance Intermediate Gov't.
   Securities                     76.62      100.53       125.38       170.33         14.48        45.01        77.75        170.33
Alliance Stable Value             74.56       94.17       114.43       146.07         12.30        38.30        66.30        146.07
Alliance Bond                     75.54       97.20       119.65       157.69         13.34        41.50        71.76        157.69
Alliance Quality Bond             76.81      101.14       126.42       172.61         14.69        45.65        78.84        172.61
Alliance High Yield               77.40      102.95       129.52       179.44         15.32        45.57        82.09        179.44
Alliance Growth & Income          76.91      101.44       126.93       173.75         14.80        45.97        79.38        173.75
Alliance Equity Index             74.66       94.47       114.95       147.24         12.40        38.62        66.84        147.24
Alliance Common Stock             75.54       97.20       119.65       157.69         13.34        41.50        71.76        157.69
Alliance Global                   78.28      105.67       134.17       189.60         16.26        50.43        86.95        189.60
Alliance International            81.71      116.17       152.08       228.26         19.90        61.52       105.68        228.26
Alliance Aggressive Stock         75.54       97.20       119.65       157.69         13.34        41.50        71.76        157.69
Alliance Small Cap Growth         80.43      112.28       145.46       214.06         18.55        57.41        98.76        214.06
Alliance Conservative
   Investors                      76.52      100.23       124.86       169.18         14.38        44.70        77.21        169.18
Alliance Balanced                 75.54       97.20       119.65       157.69         13.34        41.50        71.76        157.69
Alliance Growth Investors         76.71      100.84       125.90       171.47         14.59        45.33        78.30        171.47
EQAT
T. Rowe Price International
   Stock                          82.88      119.76                                   21.15        65.31
T. Rowe Price
   Equity Income                  79.46      109.28                                   17.51        54.24
EQ/Putnam Growth &
   Income Value                   79.46      109.28                                   17.51        54.24
EQ/Putnam Balanced                79.95      110.78                                   18.03        55.83
MFS Research                      79.46      109.28                                   17.51        54.24
MFS Emerging Growth
   Companies                      79.46      109.28                                   17.51        54.24
Morgan Stanley Emerging
   Markets Equity                 88.27      136.08                                   26.88        82.53
Warburg Pincus Small
   Company Value                  80.92      113.78                                   19.07        58.99
Merrill Lynch World
   Strategy                       82.88      119.76                                   21.15        65.31
Merrill Lynch Basic
   Value Equity                   79.46      109.28                                   17.51        54.24

The examples above should not be considered a representation of past or future expenses for each Fund. Actual expenses may be greater or less than those shown above. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Condensed Financial Information

The following tables give information about income, expenses and capital changes of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, and Unit values of the Investment Funds of Separate Account No. 51, attributable to a Registered Unit outstanding for the periods indicated, along with other supplementary data. Registered Units have been offered under RIA in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds as of May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, respectively. Registered and Non-Registered Units for the Investment Funds of Separate Account No. 51 were first offered under RIA on June 1, 1994. Non-registered Units have been offered under RIA in the Alliance Bond Fund since 1991, the Alliance Balanced and Alliance Common Stock Funds since 1983 and the Alliance Aggressive Stock Fund since 1986.


Condensed  Financial   Information  for  the  Portfolios  is  contained  in  the
prospectuses for HRT and EQAT which directly follow this prospectus.


High portfolio turnover rates may result in additional transaction and brokerage expenses which are reflected in the Unit values.


The selected per unit data and ratios for the years ended December 31, 1997, 1996, 1995, 1994 and 1993 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report on the Financial Statements contained in
Part III of the SAI. The selected per unit data and ratios for each of the periods ended prior to December 31, 1993 were audited by other independent accountants. The financial statements of the separate accounts as well as the Consolidated Financial Statements of Equitable Life are contained in the SAI. These tables should be read in conjunction with the Financial Statements.

                                      Separate Account No. 13 -- Pooled (Alliance Bond Fund) of
                                      The Equitable Life Assurance Society of the United States

     Income,  Expenses and Capital Changes Per Registered Unit Outstanding During the Period Indicated and Other  Supplementary Data
(Note F)


------------------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended December 31,
                                         -----------------------------------------------------------------         May 1, 1992 -
                                            1997          1996         1995          1994           1993        December 31, 1992
                                         -------------------------------------------------------------------------------------------
Income...................................  $ 3.29       $  3.09       $  3.07       $  2.32        $  2.18           $0.59
Expenses (Note B)........................   (0.25)        (0.25)        (0.23)        (0.12)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ...................    3.04          2.84          2.84          2.20           2.18            0.59
Net realized and unrealized gain (loss)
   on investments (Note C)...............    0.79         (1.49)         3.72         (2.99)          1.65            2.37
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Alliance
   Bond Fund Unit Value..................    3.83          1.35          6.56         (0.79)          3.83            2.96
Alliance Bond Fund Unit Value (Note A):
     Beginning of Period.................   50.26         48.91         42.35         43.14          39.31           36.35
------------------------------------------------------------------------------------------------------------------------------------
     End of Period.......................  $54.09       $ 50.26       $ 48.91       $ 42.35        $ 43.14         $ 39.31
====================================================================================================================================
Ratio of expenses to average net assets
   attributable to Units (Note B)........    0.50%         0.50%         0.50%         0.36%           N/A             N/A
Ratio of net investment income to average
   net assets attributable to Units......    5.89%         5.81%         6.17%         5.12%          5.17%           6.00% (Note D)
Number of registered Alliance Bond Fund
   Units outstanding at end of period....    2,021        2,698         2,392         1,632            545             288
Portfolio turnover rate (Note E).........     188%          137%          288%          264%           254%            151%
====================================================================================================================================


See Notes following tables.

                                    Separate Account No. 10 -- Pooled (Alliance Balanced Fund) of
                                      The Equitable Life Assurance Society of the United States

     Income,  Expenses and Capital Changes Per Registered Unit Outstanding During the Periods Indicated and Other Supplementary Data
(Note F)


------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                              ------------------------------------------------------------------------------------------------------
                                1997       1996      1995       1994       1993      1992       1991     1990      1989      1988
                              ------------------------------------------------------------------------------------------------------
Income .....................  $  4.41    $  3.60   $  3.18    $  2.63    $  2.67   $  2.69    $  2.63   $  3.08   $  3.04   $  2.30
Expenses (Note B) ..........    (0.56)     (0.50)    (0.43)     (0.23)        --        --         --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ......     3.85       3.10      2.75       2.40       2.67      2.69       2.63      3.08      3.04      2.30
Net realized and unrealized
    gain (loss) on
    investments (Note C) ...    10.33       7.66     13.34      (9.48)      7.28     (4.51)     20.34     (3.17)     8.66      3.44
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Alliance Balanced Fund
   Unit Value ..............    14.18      10.76     16.09      (7.08)      9.95     (1.82)     22.97     (0.09)    11.70      5.74
Alliance Balanced Fund
   Unit Value (Note A):
     Beginning of Period ...   105.62      94.86     78.77      85.85      75.90     77.72      54.75     54.84     43.14     37.40
------------------------------------------------------------------------------------------------------------------------------------
     End of Period .........  $119.80    $105.62   $ 94.86    $ 78.77    $ 85.85   $ 75.90    $ 77.72   $ 54.75   $ 54.84   $ 43.14
====================================================================================================================================
Ratio of expenses to
   average net assets
   attributable to Units
   (Note B) ................     0.50%      0.50%     0.50%      0.30%       N/A       N/A        N/A       N/A       N/A       N/A
Ratio of net investment
   income to average net
   assets attributable to
   Units ...................     3.42%      3.13%     3.19%      2.94%      3.31%     3.68%      4.15%     5.78%     6.12%     5.70%
Number of registered
   Alliance Balanced Fund
   Units outstanding at end
   Units of period .........   38,304     52,080    73,979     86,914     87,242    81,860     80,964    86,377    86,942    67,815
Portfolio turnover
   rate (Note E) ...........      165%       177%      170%       107%       102%       90%       114%      199%      175%      172%
====================================================================================================================================

See Notes following tables.

                                  Separate Account No. 4 -- Pooled (Alliance Common Stock Fund) of
                                      The Equitable Life Assurance Society of the United States

     Income,  Expenses and Capital Changes Per Registered Unit Outstanding During the Periods Indicated and Other Supplementary Data
(Note F)


------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                             -------------------------------------------------------------------------------------------------------
                               1997       1996       1995       1994       1993       1992      1991      1990      1989      1988
                             -------------------------------------------------------------------------------------------------------
Income ..................... $  3.39    $  2.99    $  3.98    $  3.83    $  3.69    $  3.13   $  2.74   $  3.82    $  3.42   $  2.52
Expenses (Note B) ..........   (3.11)     (2.51)     (2.03)     (1.00)        --         --        --        --         --        --
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ......    0.28       0.48       1.95       2.83       3.69      3.13      2.74      3.82       3.42      2.52
Net realized and unrealized
gain (loss) on investments
   (Note C) ................  144.74      80.65     108.54      (8.98)     56.16      1.86     96.86    (26.92)     62.70     19.19
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Alliance Common Stock
   Fund Unit Value .........  145.02      81.13     110.49      (6.15)     59.85      4.99     99.60    (23.10)     66.12     21.71
Alliance Common Stock Fund
   Unit Value (Note A):
     Beginning of Period ...  538.54     457.41     346.92     353.07     293.22    288.23    188.63    211.73     145.61    123.90
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ......... $683.56    $538.54    $457.41    $346.92    $353.07   $293.22   $288.23   $188.63    $211.73   $145.61
====================================================================================================================================
Ratio of expenses to
   average net assets
   attributable to Units
   (Note B) ................    0.50%      0.50%      0.50%      0.30%       N/A       N/A       N/A       N/A        N/A       N/A
Ratio of net investment
   income to average net
   assets attributable to
   Units ...................    0.05%      0.10%      0.49%      0.81%      1.17%     1.13%     1.14%     2.02%      1.85%     1.84%
Number of registered
   Alliance Common Stock
   Fund Units outstanding
   at end of period ........  21,142     24,332     25,937     27,438     24,924    23,331    20,799    18,286     14,129     8,461
Portfolio turnover
   rate (Note E) ...........      62%       105%       108%        91%        82%       68%       66%       93%       113%      101%
====================================================================================================================================

See Notes following tables.


                                Separate Account No. 3 -- Pooled (Alliance Aggressive Stock Fund) of
                                      The Equitable Life Assurance Society of the United States

     Income,  Expenses and Capital Changes Per Registered Unit Outstanding During the Periods Indicated and Other Supplementary Data
(Note F)


------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                              ------------------------------------------------------------------------------------------------------
                                1997       1996       1995      1994       1993       1992        1991      1990     1989     1988
                              ------------------------------------------------------------------------------------------------------
Income .....................  $  1.08    $  1.33    $  0.98    $  0.71    $  1.01   $  1.21     $  1.06    $ 1.03   $ 1.06   $ 0.60
Expenses (Note B) ..........    (1.13)     (0.98)     (0.75)     (0.37)        --        --          --        --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
    (loss)..................    (0.05)      0.35       0.23       0.34       1.01      1.21        1.06      1.03     1.06     0.60
Net realized and unrealized
    gain (loss) on
    investments (Note C) ...    25.34      38.04      40.49      (5.81)     17.43     (4.23)      55.15      4.45    17.77     0.35
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Alliance Aggressive
   Stock Fund Unit Value ...    25.29      38.39      40.72      (5.47)     18.44     (3.02)      56.21      5.48    18.83     0.95
Alliance Aggressive Stock
   Fund Unit Value (Note A):
     Beginning of Period ...   209.06     170.67     129.95     135.42     116.98    120.00       63.79     58.31    39.48    38.53
------------------------------------------------------------------------------------------------------------------------------------
     End of Period .........  $234.35    $209.06    $170.67    $129.95    $135.42   $116.98     $120.00    $63.79   $58.31   $39.48
====================================================================================================================================
Ratio of expenses to
   average net assets
   attributable to Units
   (Note B) ................     0.50%      0.50%      0.50%      0.30%       N/A       N/A         N/A       N/A      N/A      N/A
Ratio of net investment
   income (loss) to
   average net assets
   attributable to Units ...    (0.02)%     0.18%      0.15%      0.25%      0.82%     1.09%       1.11%     1.72%    2.09%    1.47%
Number of registered
   Alliance Aggressive Stock
   Fund Units outstanding at
   end of period ...........   27,762     26,777     26,043     26,964     23,440    21,917      14,830     8,882    5,519    3,823
Portfolio turnover
   rate (Note E) ...........      176%       118%       137%        94%        83%       71%         63%       48%      92%     103%
====================================================================================================================================

See Notes following tables.

Notes:

A. The values for a Registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Fund Unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase Registered Units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed under
     Part II -- Charges and Fees are not included above and did not affect the Fund Unit values. Those charges and fees are recovered through an appropriate reduction in the number of Units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to the employer. The dollar amount recovered is included in the expenses in the Statements of Operations and Changes in Net Assets for each Fund, which appear in Part III -- Financial Statements of the SAI.


     As of June 1, 1994, the Annual Investment Management and Financial Accounting Fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund Unit Value, RIA Registered Unit expenses would have amounted to $ 0.68, $ 1.73, $ 9.33 and $ 3.42 for the year ended December 31, 1997 on a per Unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to Registered Units would have been (on an annualized basis) 1.32%, 1.54%, 1.53% and 1.53% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively.


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 51 which appear in Part III of the SAI.

D.   Annualized basis.

E. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

F. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA Registered Units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.


                                            Separate Account No. 51 (Pooled) Unit Values
------------------------------------------------------------------------------------------------------------------------------------
                                                 Alliance
                                                   Inter-
                                     Alliance     mediate    Alliance   Alliance    Alliance    Alliance                 Alliance
                                       Money    Government   Quality      High       Growth      Equity     Alliance      Inter-
                                      Market    Securities     Bond      Yield      & Income     Index       Global      national
                                       Fund        Fund        Fund       Fund        Fund        Fund        Fund        Fund
                                       ----        ----        ----       ----        ----        ----        ----        ----
Unit Value as of:
   December 31, 1994 ............     $102.65     $ 98.94     $ 99.83     $ 98.99     $ 99.81     $101.71     $ 99.84     $    --
   December 31, 1995 ............     $108.49     $112.07     $116.76     $118.64     $123.78     $138.75     $118.56     $104.60
   December 31, 1996 ............     $114.22     $116.24     $122.96     $145.72     $148.57     $169.72     $135.81     $114.80
   December 31, 1997 ............     $120.35     $124.66     $134.14     $172.55     $188.22     $224.89     $151.41     $111.24
Number of Registered
   Units Outstanding
   at December 31, 1997 .........       1,351         783         270       1,414       6,083       7,176       9,726       1,531
------------------------------------------------------------------------------------------------------------------------------------

                                                Alliance
                                    Alliance     Conser-     Alliance
                                    Small Cap    vative       Growth
                                     Growth     Investors    Investors
                                      Fund         Fund        Fund
                                      ----         ----        ----
Unit Value as of:
   December 31, 1994 ............     $    --     $ 99.83     $ 99.52
   December 31, 1995 ............     $    --     $120.14     $125.70
   December 31, 1996 ............     $    --     $126.33     $141.48
   December 31, 1997 ............     $114.18     $142.97     $165.12
Number of Registered
   Units Outstanding
   at December 31, 1997 .........       2,235         689       8,419
------------------------------------------------------------------------------------------------------------------------------------

Investment Policies and Objectives


The investment objectives and policies of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are summarized below. Similarly, the investment objectives and policies of the corresponding Portfolios of HRT and EQAT are summarized for each of the Investment Funds of Separate Account Nos. 51 and 66. Investment policies and objectives are explained in more detail in this prospectus under Part III -- Equitable Life and Its Funds and in the SAIs under Part I -- Fund Information, and, with respect to the Portfolios, in the HRT and EQAT prospectuses and SAIs. Investment objectives and policies can be expected to affect the rate of return for the Fund and the market and financial risks to which the Fund is subject. There is no assurance that the objectives described below will be met.


The Alliance Bond Fund invests primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. Its objective is to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account. The weighted average duration of the total portfolio will be between one and five years.

The Alliance Balanced Fund invests primarily in common stocks, other equity-type instruments, longer-term fixed-income securities, publicly traded debt securities and short-term money market instruments. Its objective is to achieve both appreciation of capital and current income.


The Alliance Common Stock Fund invests primarily in common stocks and other equity-type securities, generally issued by intermediate- and large-sized companies. Its objective is to achieve long-term capital growth.


The Alliance Aggressive Stock Fund invests primarily in securities of medium- and smaller-sized companies (with capitalizations generally between $50 million to $1.5 billion) perceived to have greater growth potential than larger companies. Its objective is to achieve long-term capital growth, consistent with investment quality.


Contributions allocated to these Portfolios will fluctuate, and may be worth more or less than their original value when you redeem your contract or make withdrawals.



-------------------------------------------------------------------------------------------------------------------------------
       Portfolio           Trust                     Investment Policy                                Objective
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market       HRT       Primarily high-quality short-term money market      High level of current income
                                      instruments.                                        while preserving assets and
                                                                                          maintaining liquidity.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate       HRT       Primarily debt securities issued or guaranteed      High current income consistent
   Government                         by the U.S. Government, its agencies and            with relative stability of
   Securities                         instrumentalities. Each investment will have a      principal.
                                      final maturity of not more than 10 years or a
                                      duration not exceeding that of a 10-year
                                      Treasury note.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond       HRT       Primarily investment grade fixed-income             High current income consistent
                                      securities.                                         with preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield         HRT       Primarily a diversified mix of  high-yield,         High return by maximizing current
                                      fixed-income securities involving greater           income and, to the extent consistent
                                      volatility  of price and risk of principal          with that objective, capital
                                      and income than high-quality fixed-income           appreciation.
                                      securities. The medium- and lower-quality debt
                                      securities in which the Portfolio may invest
                                      are known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income    HRT       Primarily income producing common stocks and        High total return through a
                                      securities convertible into common stocks.          combination of current income and
                                                                                          capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index       HRT       Selected securities in the S&P 500 Index (the       Total return performance (before
                                      "Index") which the adviser believes will, in        trust expenses and Separate
                                      the aggregate, approximate the performance          Account annual expenses) that
                                      results of the Index.                               approximates the investment
                                                                                          performance of the Index
                                                                                          (including reinvestment of dividends)
                                                                                          at risk level consistent with
                                                                                          that of the Index.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global             HRT       Primarily equity securities of non-United           Long-term growth of capital.
                                      States as well as United States companies.
-------------------------------------------------------------------------------------------------------------------------------
Alliance International      HRT       Primarily equity securities selected                Long-term growth of capital.
                                      principally to permit participation in
                                      non-United States companies with prospects for
                                      growth.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
       Portfolio           Trust                     Investment Policy                                Objective
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap          HRT       Primarily common stocks and other equity-type       Long-term growth of capital
   Growth                             securities issued by smaller-sized companies
                                      with strong growth potential.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative       HRT       Diversified mix of publicly traded,                 High total return without, in the
   Investors                          fixed-income and equity securities; asset mix       adviser's opinion, undue risk to
                                      and security selection are primarily based upon     principal
                                      factors expected to reduce risk. The
                                      Portfolio is generally expected to hold
                                      approximately 70% of its assets in
                                      fixed-income securities and 30% in equity
                                      securities.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth             HRT       Diversified mix of publicly traded,                 High total return consistent with
   Investors                          fixed-income and equity securities; asset mix       the adviser's determination of
                                      and security selection based upon factors           reasonable risk
                                      expected to increase possibility  of high
                                      long-term return. The Portfolio is
                                      generally expected to hold approximately
                                      70% of its assets in equity securities and
                                      30% in fixed-income securities.
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price               EQAT      Primarily common stocks of established              Long-term growth of capital
   International Stock                non-United States companies.
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity        EQAT      Primarily dividend paying common stocks of          Substantial dividend income and
   Income                             established companies.                              also capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth &          EQAT      Primarily common stocks that offer potential        Capital growth and, secondarily,
   Income Value                       for capital growth and may, consistent with the     current income
   Portfolio                          Portfolio's investment objective, invest in
                                      common stocks that offer potential for current
                                      income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced          EQAT      A well-diversified portfolio of stocks and          Balanced investment
                                      bonds that will produce both capital growth and
                                      current income.
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                EQAT      A substantial portion of assets invested in         Long-term growth of capital and
                                      common stock or securities convertible into         future income
                                      common stock of companies believed by the
                                      Adviser to possess better than average
                                      prospects for long-term growth.
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth         EQAT      Primarily (i.e., at least 80% of its assets         Long-term growth of capital
   Companies                          under normal circumstances) in common stocks of
                                      emerging growth companies that the Adviser
                                      believes are early in their life cycle but
                                      which have the potential to become major
                                      enterprises.
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging     EQAT      Primarily equity securities of emerging market      Long-term capital appreciation
   Markets Equity                     country issuers with a focus on those in which
                                      the Adviser believes the economies are
                                      developing strongly and in which the
                                      markets are becoming more sophisticated.
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small        EQAT      Primarily in a portfolio of equity securities       Long-term capital appreciation
   Company Value                      of small capitalization companies (i.e.,
                                      companies having market capitalizations of
                                      $1 billion or less at the time of initial
                                      purchase) that the Adviser considers to be
                                      relatively undervalued.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World         EQAT      Primarily equity and fixed-income securities,       High total investment return
   Strategy                           including convertible securities, of U.S. and
                                      foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic         EQAT      Primarily equity securities that the                Capital appreciation and,
   Value Equity                       Portfolio adviser believes are undervalued and      secondarily, income
                                      therefore represent basic investment value.
-------------------------------------------------------------------------------------------------------------------------------

Contributions, Transfers and Withdrawals

All contributions under an employer plan should be sent to the "contributions only" address listed at the end of this prospectus. All contributions made by check must be drawn on a bank in the U.S., cleared through the Federal Reserve System, in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. Third party checks endorsed to Equitable Life are not acceptable forms of payment except in cases of a rollover from a qualified plan or a trustee check that involves no refund. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received. We will process transactions in accordance with instructions received from the employer/plan sponsor. We will allocate contributions among and process withdrawals from one or more investment options by dollar amount. We will transfer accumulated invested amounts among the investment options in any whole number percentage or by dollar amount. All transactions are effective as of the Transaction Date.


Changes in the allocation percentages of contributions made subsequent to the initial allocation among the Investment Options and transfers of accumulated invested amounts among the Investment Options may be made subject to our consent, but when permitted, are made without charge and are not subject to tax liability. See Part IV -- The Guaranteed Interest Account and Part V --
Provisions of RIA and Retirement Benefits -- Allocation Choices and Transfer Provisions.

Withdrawals from any Fund for purposes of transfers among Investment Options, loan transactions (see below) or to provide benefits under RIA are made by the redemption of Units. In all cases, the value of a Unit changes in accordance with the investment experience of the Fund. Fund investment performance does not affect the number of Units owned in a Fund at any one time.

Loans

Plan loans are available in our RIA program to the plan trustees of the employer plan. We pay the loan amount to the plan trustees of the employer plan. It is the responsibility of the plan administrator, the plan trustees and/or the employer, and not Equitable Life, to properly administer any loan made to the plan participants in accordance with the provisions of the plan and to the extent allowed by the Code and ERISA. See Part V -- Provisions of RIA and Retirement Benefits.

Communications with Us

Equitable Life Representatives are available for information and assistance and can answer questions about RIA. Information and daily Fund Unit values may be obtained by calling the RIA Service Office, toll-free, at 1-800-967-4560. Written communications, including requests for contribution allocation changes, loans, transfers or withdrawals, must be sent directly to us at the RIA Service Office listed on the inside back cover of this prospectus.

Transaction requests must be made by the authorized person for the employer plan as shown on our records (referred to herein as the employer, as explained above), in a written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the Transaction Date. In certain cases, transfers may not be effected until approved by us. See Part V -- Provisions of RIA and Retirement Benefits -- Allocation Choices and Transfer Provisions.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction request form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including, but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA Service Office at the toll-free 800 number.

--------------------------------------------------------------------------------

                           PART II -- CHARGES AND FEES

--------------------------------------------------------------------------------

There are two general types of expenses you may incur under RIA. The first includes expenses which are reflected as reductions in the Unit values of the Funds. These charges apply to all amounts invested in RIA, including amounts being distributed under installment payout options.

The second type of charge is typically stated in terms of a defined percentage or dollar amount and is deducted by reducing the number of Units in the appropriate Funds and the number of dollars in the GIA.

No deductions are made from contributions for sales expenses. We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the Contracts.

Under Part V -- Provisions of RIA and Retirement Benefits, we discuss a $175 annuity benefit charge and the possible application of a charge for state tax which may arise if an annuity benefit is elected under RIA. We also discuss the operation of the Ongoing Operations Fee and the Contingent Withdrawal Charge in the event a loan is outstanding.

The Ongoing Operations Fee and the Participant Recordkeeping Services Charge, each described under Charges Which Reduce the Number of Units in RIA, can be paid either under a direct billing arrangement we have with the employer or by redeeming the number of Units in each Fund applicable to the employer plan or, finally, by reducing the amount of proceeds payable under the employer plan.

Charges Which Are Reflected in Reductions in the Unit Value


HRT and EQAT Charges to Portfolios

Investment advisory fees charged daily against the Trusts' assets, direct operating expenses of the Trusts (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of the Trusts (such as brokerage commissions and other expenses related to the purchase and sale of securities) are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be increased without a vote of that Portfolio's shareholders.

Investment advisory fees are established under investment advisory agreements between HRT and its investment manager, Alliance, and between EQAT, EQ Financial, as Manager and the EQAT Advisers. All of these fees and expenses are described more fully in the prospectuses of HRT and EQAT attached hereto. Since shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the Separate Account and are reflected in the Accumulation Unit Values for the Investment Funds. The maximum investment advisory fees are as follows:

--------------------------------------------------------------------------------
                                                                    Maximum
                                                                   Investment
                                                                  Advisory Fee
HRT Portfolio                                                    (Annual Rate)
--------------------------------------------------------------------------------
Alliance Money Market                                                0.350%
Alliance Intermediate Government Securities                          0.500%
Alliance Quality Bond                                                0.525%
Alliance High Yield                                                  0.600%
Alliance Growth & Income                                             0.550%
Alliance Equity Index                                                0.325%
Alliance Global                                                      0.675%
Alliance International                                               0.900%
Alliance Small Cap Growth                                            0.900%
Alliance Conservative Investors                                      0.475%
Alliance Growth Investors                                            0.550%


--------------------------------------------------------------------------------
                                                                    Maximum
                                                                   Investment
                                                                 Management and
                                                                  Advisory Fee
EQAT Portfolio                                                   (Annual Rate)
--------------------------------------------------------------------------------
T. Rowe Price International Stock                                    0.75%
T. Rowe Price Equity Income                                          0.55%
EQ/Putnam Growth & Income Value                                      0.55%
EQ/Putnam Balanced                                                   0.55%
MFS Research                                                         0.55%
MFS Emerging Growth Companies                                        0.55%
Morgan Stanley Emerging Markets Equity                               1.15%
Warburg Pincus Small Company Value                                   0.65%
Merrill Lynch World Strategy                                         0.70%
Merrill Lynch Basic Value Equity                                     0.55%


EQ Financial has entered into expense limitation agreements with EQAT with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to certain amounts. See the EQAT prospectus for details. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for existing employers, trustees or participants for whom we retain records under the RIA Contract.


We make a daily charge for investment management and financial accounting fees at an annual rate equal to 0.50% of the assets in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds that is reflected in the daily Unit values for the Funds. This is the fee charged for services as described in Part III -- Equitable Life and Its Funds.

Separate Account Administrative Charge for the Investment Funds of Separate Account No. 51

We make a daily charge at an annual rate of 0.05% of the assets invested in the Investment Funds of Separate Account No. 51. The charge is designed to reimburse us for our costs in providing the administrative services in connection with the Contracts. See Part III -- Equitable Life and Its Funds.

Charges Which Reduce the Number of Units in RIA

Contingent Withdrawal Charge


We may impose a contingent withdrawal charge (CWC) against withdrawals made from RIA at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. However, a CWC will not be applied against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service (IRS) or court interpretations. A CWC will be applied against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.


Outstanding loan balances are included in the plan's assets for purposes of assessing the CWC. There is no CWC on transfers between the Investment Options. However, unless otherwise agreed to in writing by an officer of Equitable Life, withdrawals from RIA for the purpose of transferring to another investment option under the employer plan will be subject to the CWC. Withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan (See Part VI -- Miscellaneous Matters -- Commissions and Service Fees), are not considered in-service withdrawals or any other type of benefit distribution and are subject to the CWC. The amount of any CWC is determined in accordance with the rate schedule set forth below.

--------------------------------------------------------------------------------
   Withdrawal in
Participation Years                               Contingent Withdrawal Charge
--------------------------------------------------------------------------------
       1 or 2                                       6% of Amount Withdrawn
       3 or 4                                       5%
       5 or 6                                       4%
       7 or 8                                       3%
         9                                          2%
    10 and later                                    0%
--------------------------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows: (1) as the result of the retirement, death or disability of a participant; (2) as the result of a participant's separation from service as defined under Section 402(d)(4)(A) of the Code; (3) in connection with a loan transaction, if the loan is repaid in accordance with its terms; (4) as a minimum distribution pursuant to Section 401(a)(9) of the Code; (5) as a hardship withdrawal pursuant to
Section 401(k) of the Code; (6) pursuant to a qualified domestic relations order
(QDRO) under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee; (7) as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or (8) as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan. Prior to any withdrawal from RIA for benefit distribution purposes, Equitable Life reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above. See Part V -- Provisions of RIA and Retirement Benefits.

The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses.

Ongoing Operations Fee

The Ongoing Operations Fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the Investment Options at the close of business on the last Business Day of each month. The amount of the Ongoing Operations Fee is determined under the rate schedule that applies to the employer plan. Except as discussed above, it is paid from the employer plan balances at the close of business on the last Business Day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under Part I -- Fund Information.

--------------------------------------------------------------------------------
       Combined Balance                                              Monthly
    of Investment Options                                              Rate
--------------------------------------------------------------------------------
     First     $  150,000                                          1/12 of 1.25%
     Next      $  350,000                                          1/12 of 1.00%
     Next      $  500,000                                          1/12 of 0.75%
     Over      $1,000,000                                          1/12 of 0.50%
--------------------------------------------------------------------------------

The Ongoing Operations Fee is designed to cover such expenses as Contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the Investment Options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.

Participant Recordkeeping Services Charge

The PRS is an optional service. If this service is elected, we charge a per participant annual fee of $25. The fee is deducted on a monthly basis at the rate of $2.08 per participant. The amount of the fee for an employer plan is determined at the close of business on the last Business Day of each month based on the number of participants enrolled with us at that time. Except as discussed above, we charge the amount against the combined balances of each participant in the Investment Options at the close of business on the last Business Day of the following month.

The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances. See Part VIII -- Participant Recordkeeping Services (Optional).

Loan Fee

We charge a loan fee in an amount equal to 1% of the loan principal amount on the Transaction Date the plan loan is made. See Part V -- Provisions of RIA and Retirement Benefits.

--------------------------------------------------------------------------------

                    PART III -- EQUITABLE LIFE AND ITS FUNDS

--------------------------------------------------------------------------------

Equitable Life

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest stockholder of the Holding Company is AXA-UAP S.A. (AXA), a French company. As of December 31, 1997, AXA beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $274.1 billion of assets as of December 31, 1997, including third party assets of approximately $216.9 billion. We are one of the nation's leading pension fund managers. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and nonprofit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life and pension contracts.


About Our Funds

We established the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds under the Insurance Law of New York State and as separate investment accounts in 1981, 1979, 1969 and 1969, respectively. Each of these Funds is a pooled separate investment account used as an investment vehicle for contributions under tax-favored employee benefit plans participating in the Fund, including employer plans participating in RIA. The assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, consisting of separate portfolios of securities and cash items, are managed by us through one of our subsidiaries that also manages the Trust. Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended (1940 Act).


We established the Alliance Growth Investors, Alliance Conservative Investors and Alliance Global Funds as Investment Funds of Separate Account No. 51 under the Insurance Law of New York State in 1993. The Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income and Alliance Equity Index Funds were established as Investment Funds of Separate Account No. 51 in 1994. The Alliance International Fund was established as an investment fund of Separate Account No. 51 on September 1, 1995. The Alliance Small Cap Growth Fund was established as an investment fund of Separate Account No. 51 in early June 1997. The Investment Funds of Separate Account No. 51 invest in shares of a corresponding Portfolio of HRT which are actively managed as described in the attached HRT prospectus.

We intend to make the following Investment Funds of Separate Account No. 66 available in early July 1998: T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, Merrill Lynch Basic Value Equity, MFS Research, T. Rowe Price International Stock, Morgan Stanley Emerging Markets Equity, Warburg Pincus
Small Company Value, MFS Emerging Growth Companies, EQ/Putnam Balanced and Merrill Lynch World Strategy Funds. The Investment Funds of Separate Account No. 66 invest in shares of a corresponding Portfolio of EQAT which are actively managed as described in the attached EQAT prospectus.


The assets of the Funds are our property; however, the portion of the assets of the Funds equal to the reserves and other contract liabilities with respect to the Funds will not be chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets allocated to the Funds are credited to or charged against the Fund without regard to our other income, gains or losses.


Trusts

The Trusts are open-end, management investment companies registered under the 1940 Act, more commonly called mutual funds. As a "series" type of mutual fund, each Trust issues several different series of stock, each of which relates to a different Portfolio of that Trust. HRT commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. EQAT commenced operations on May 1, 1997. The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on a Portfolio's shares are reinvested in full and fractional shares of the Portfolio to which they relate. Each Fund invests in either Class IA or Class IB shares of a corresponding Portfolio. HRT Portfolios sell Class IA shares to the Funds and EQAT Portfolios sell Class IB shares to the Funds. (Class IA shares of the EQAT Portfolios are not offered at this time.)

All of the Portfolios, except for the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch World Strategy Portfolio, are diversified for 1940 Act purposes. The Trustees of HRT or EQAT may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trusts, their investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 distribution plan relating to Class IB shares and all other aspects of their operations, appears in HRT prospectus (beginning after this prospectus), EQAT prospectus (beginning after HRT prospectus), or in their respective Statements of Additional Information, which are available upon request.


Purchase and Redemption of Units


Amounts allocated to the Funds pursuant to an employer plan, with respect to contributions submitted and transfers of accumulations from other Investment Options (and in appropriate circumstances upon repayments of loans), are invested in Separate Account No. 13 -- Pooled, Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled or Separate Account No. 3 -- Pooled, respectively, through the purchase of Alliance Bond Fund Units, Alliance Balanced Fund Units, Alliance Common Stock Fund Units or Alliance Aggressive Stock Fund Units. Similarly, amounts allocated to the Investment Funds of Separate Account Nos. 51 and 66 are invested through the purchase of Units in those Investment Funds. The number of Units of each Fund purchased is equal to the amount of the payment allocated to that Fund, divided by that Fund's Unit value determined as of the Transaction Date. See Part I -- Fund Information in the SAI. The resulting number of Units does not vary because of any subsequent fluctuation in value, but the Unit values fluctuate to reflect the investment income, realized and unrealized capital gains and losses of the Funds (or the Trust's Portfolios), fees and expenses in connection with portfolio transactions, investment management fees, and the annual operation of the Funds.


Amounts withdrawn from a Fund for the purposes of payments of employer plan benefits, transfers of accumulations to other Investment Options, loans or payments of certain charges and fees when due are effected by reducing the number of Units in the appropriate Fund. The number of Units redeemed for an employer plan for such purposes is determined by the amount to be withdrawn divided by the Unit value on the Transaction Date.

How We Determine the Unit Value


The Unit values (rounded to the nearest cent) of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds were $36.35, $28.07, $84.15, and $44.82, respectively, on May 1, 1992, January 23, 1985,
April 8, 1985 and July 7, 1986, respectively, the first date on which Registered Units under the Contracts were purchased in these Funds under RIA. The Unit values (rounded to the nearest cent) of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds were $10.00 on June 1, 1994, the first date on which Registered Units under the Contracts were purchased in these Funds. The Unit value (rounded to the nearest cent) of the Alliance International Fund was $100.00 on September 1, 1995, the first date on which registered Units under the Contracts were purchased in this Fund. The Unit value (rounded to the nearest cent) of the Alliance Small Cap Growth Fund was $100.000 on June 2, 1997, the first date on which Registered Units under the Contracts were purchased in this Fund. The Separate Account No. 66 Investment Funds will be available in July 1998.

We calculate Unit values for the Funds at the end of each Business Day. The Unit value for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds reflect investment performance (including related expenses) and the investment management and financial accounting fee. The Unit values for the Investment Funds of Separate Account No. 51 reflect investment performance, the Separate Account Administrative Charge and, indirectly, HRT expenses. The Unit values of Separate Account No. 66 will reflect investment performance and indirectly EQAT expenses. For each of the Funds, we determine the Unit value by multiplying the Unit value for the preceding Business Day by the "net investment factor" for that subsequent day. For a description of how the net investment factors are determined, see Part I -- Fund Information in the SAI.


When payments are invested in a Fund, the number of Units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from a Fund, the number of Units outstanding attributable to that Fund is correspondingly decreased. See Part I -- Fund Information in the SAI.

Investment Objectives and Policies

Before deciding whether amounts will be allocated entirely to one of the Funds or entirely to the Guaranteed Interest Account, or divided among the Investment Options, the investment objectives and policies should be considered.


Each Fund, or Trust Portfolio in which an Investment Fund of Separate Account No. 51 and No. 66 is invested, has different investment objectives and policies. The differ-
ences may affect the return of each Fund, as well as the market and financial risks of each. By market risks, we mean factors which do not necessarily relate to a particular issuer but which affect the way markets, and securities within those markets, perform. We sometimes describe market risk in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. There is no assurance that the objectives of any of the Funds will be met. All investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.

Set forth below is information regarding the investment objectives and policies of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. Additional information regarding investment restrictions and requirements with respect to these Funds, is given in the SAI in Part I -- Fund Information. A Statement of Investments of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds is included in the financial statements of Separate Account No. 13 -- Pooled, Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, in Part III of the SAI.


Information regarding the investment objectives and policies, as well as investment restrictions and requirements, with respect to the corresponding HRT and EQAT Portfolios in which the Investment Funds of Separate Accounts No. 51 and No. 66 are invested, is included in each Trust's prospectus and SAI. A statement of investments for each of the Portfolios is included in the Trusts' financial statements in the SAI of each Trust.


Alliance Bond Fund

The Alliance Bond Fund invests primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. Its objective is to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account.

The Alliance Bond Fund seeks to achieve its objective by investing primarily in fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage
Association),  or  instrumentalities  (such  as the  Federal  National  Mortgage
Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. All such securities will be investment grade, i.e., rated within the four highest credit categories by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or, if unrated, will be of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher but are regarded as having an adequate capacity to pay principal and interest.

The fixed-income securities in which the Alliance Bond Fund invests have maturities less than or equal to ten years. The weighted average duration of the total portfolio will be between one and five years. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account all of the expected payments relating to that security and the time in the future when each payment will be made and weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity. In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

While the Alliance Bond Fund will invest primarily in the types of fixed-income securities described above, the Alliance Bond Fund may also invest in high-quality money market securities, which may include obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments of the type described below for the Alliance Balanced Fund. See Alliance Balanced Fund below. The Alliance Bond Fund may purchase these money market securities directly or may acquire units in our Separate Account No. 2A. See Alliance Common Stock Fund in this section. For temporary or defensive purposes, the Alliance Bond Fund may invest directly or indirectly in money market securities without limitation.

The Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund may also purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis. The price of when-issued securities is fixed at the time of commitment, but delivery and payment for such securities may take place up to 90 days after the date of the commitment. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. When-issued securities involve a risk of loss if the value of the security declines prior to the settlement date. For additional information on the instruments in which the Alliance Bond Fund invests, see Part I -- Fund Information -- Certain Investments of the Alliance Bond and Alliance Balanced Funds in the SAI.

The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Aggressive Stock Funds. Nevertheless, the Alliance Bond Fund's unit price and yield will fluctuate. Interest rate fluctuations will affect the value of Alliance Bond Fund Units but will not affect the income received from the Fund's portfolio securities. A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's portfolio securities.

The portfolio turnover rate for the Alliance Bond Fund cannot be accurately predicted and may be high.

Alliance  Balanced Fund

The  Alliance   Balanced  Fund's   investment   objective  is  to  achieve  both
appreciation of capital and current income by investments in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed-income securities, and current income by investments in publicly traded debt securities and short-term money market instruments. The investment mix is determined by the Fund manager.

We will vary the portion of the Alliance Balanced Fund's assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the equity and debt markets.


In general, publicly traded equity securities will comprise the greatest portion of the Alliance Balanced Fund's assets. At the years ended December 31, 1985 through 1997, the percentage of the Alliance Balanced Fund's assets invested in equity securities (including equity-type securities such as convertible preferred stocks or convertible debt instruments) has ranged from 50% to 57%.


The Fund's non-money market debt securities will consist primarily of publicly traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities, and corporate fixed-income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds and preferred stock. The Alliance Balanced Fund may also buy debt securities with equity features such as conversion or exchange rights, or warrants for the acquisition of stock or participations, based on revenues, sales or profits. The Alliance Balanced Fund's non-money market debt securities will be subject to the same investment quality criteria at the time of purchase, as are described above for the non-money market investments of the Alliance Bond Fund. The average maturity of the non-money market debt securities held by the Alliance Balanced Fund will vary according to market conditions and the state of interest rate cycles.

The Alliance Balanced Fund may invest in money market securities through our Separate Account No. 2A or directly. See Alliance Common Stock Fund in this section. The investments the Alliance Balanced Fund makes in money market instruments will be payable only in United States dollars and will consist principally of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, negotiable certificates of deposit, bankers' acceptances or bank time deposits, repurchase agreements (covering securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, certificates of deposit or bankers' acceptances), commercial paper that is rated Prime-1 by Moody's Investors Services, Inc. (Moody's) or A-1 or A-1 Plus by Standard & Poor's Corporation (S&P), unrated commercial paper, master demand notes or variable amount floating rate notes of any issuer that has an outstanding issue of unsecured debt that is currently rated Aa or better by Moody's or AA or better by S&P with less than one year to maturity. Such investments may include certificates of deposit and time deposits of London Branches of United States banks (these investments are usually referred to as Eurodollars) and certificates of deposit and commercial paper issued by Schedule B Banks (Canadian chartered bond subsidiaries of United States banks). For additional information concerning the debt instruments in which the Alliance Balanced Fund may invest, see Part I -- Fund Information -- Certain Investments of the Alliance Bond and Alliance Balanced Funds in the SAI.

Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Fund may invest, are subject to prepayments prior to their stated maturity. It is usually not possible to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

The Fund may invest up to 10% of its total assets in securities that are not readily marketable and may invest up to 20% of its total assets in foreign securities. Certain risks of investment in illiquid or foreign securities are discussed below under Alliance Common Stock Fund. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency, or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's manager.

The Alliance Balanced Fund's investment policies permit hedging transactions, such as through the use of stock index or interest rate futures. Although the Alliance Balanced Fund currently has no plans to enter into such transactions, information about such transactions is included in the SAI under Part I -- Fund Information -- Certain Investments of the Alliance Bond and Alliance Balanced Funds.

The Alliance Balanced Fund may enter into forward commitments for the purchase or sale of securities and may purchase and sell securities on a when-issued or delayed delivery basis. For more information about these investment techniques see Part I -- Fund Information -- Certain Investments of the Alliance Bond and Alliance Balanced Funds in the SAI.

Because the types and proportions of the Alliance Balanced Fund's assets are expected to change frequently in accordance with market conditions, an annual portfolio turnover rate cannot be predicted.

Alliance Common Stock Fund

The Alliance Common Stock Fund's investment objective is to achieve long-term capital growth. We try to achieve this objective by investing in the securities of carefully selected companies we believe will share in the growth of our nation's economy -- and those of other leading industrialized countries -- over a long period. The Alliance Common Stock Fund invests in securities of companies of any capitalization but is generally invested primarily in securities of intermediate- to large-size companies.

The Alliance Common Stock Fund invests primarily in common stocks and other equity-type securities (such as convertible preferred stocks or convertible debt instruments). The Alliance Common Stock Fund may use its assets to make non-equity investments. These could include non-participating and non-convertible preferred stocks, bonds and debentures. Some non-equity investments may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuers or participations based on revenues, sales or profit. If, in light of economic conditions and the general level of stock prices, it appears that the Alliance Common Stock Fund's investment objective will not be met by buying equities, non-equity investments may be substantial. The Alliance Common Stock Fund may invest up to 10% of its total assets in securities which are restricted as to resale under Federal securities law (generally referred to as "restricted securities").

The Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments of the types purchased by the Alliance Balanced Fund. It may buy these directly or acquire units in our Separate Account No. 2A. We established Separate Account No. 2A in 1983 to provide a more efficient means for our separate accounts to invest cash positions on a pooled basis at no additional cost. Separate Account No. 2A seeks to obtain a high level of current income, preserve its assets and maintain liquidity. It invests only in short-term securities which mature in 60 days or less from the date of purchase or which are subject to a repurchase agreement requiring repurchases in 60 days or less. Units in Separate Account No. 2A are not registered under the Securities Act of 1933 (1933 Act). Some amounts may be invested in securities which are restricted as to disposition under Federal securities law.

While equity investments will be made primarily in securities of U.S. companies or foreign companies doing substantial business here, a limited portion of the Alliance Common Stock Fund's investments may be made in the securities of established foreign companies without substantial business here. The amount of these investments will not generally exceed 15% of the value of the Alliance Common Stock Fund's assets. For many foreign securities, there are dollar-denominated American Depository Receipts (ADRs), which are traded in the United States on exchanges or over-the-counter, and are issued by domestic banks. The Alliance Common Stock Fund may invest in foreign securities directly and through ADRs, and may hold some foreign securities outside the United States. The Alliance Common Stock Fund intends to invest in foreign securities only when the potential benefits to the Alliance Common Stock Fund are deemed to outweigh the risks.

In addition to the general risks inherent in any equity investment, and the market and financial risks discussed above, investment in the Alliance Common Stock Fund is subject to the risk of investment in foreign securities and restricted securities. Foreign investments may involve risks not present in domestic investments, such as changes in the political or economic climate of countries in which portfolio companies do business. Foreign securities may be less liquid or subject to greater price volatility than securities of domestic issuers, and foreign accounting, auditing and disclosure standards may differ from domestic standards. There may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. The value of foreign investments may rise or fall because of changes in currency exchange rates or exchange controls. ADRs do not lessen the foreign exchange risk inherent to investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Alliance Common Stock Fund will avoid currency risks during the settlement period for either purchases or sales. Restricted securities are generally less liquid than registered securities and market quotations for such securities may not be readily available. The Alliance Common Stock Fund may not be able to sell restricted securities except pursuant to registration under applicable Federal and state securities laws or pursuant to SEC rules which limit their sale to certain purchasers and may require that they be held by the Alliance Common Stock Fund for a specified period of time prior to resale. Because of these restrictions, at times the Alliance Common Stock Fund may not be readily able to sell them at fair market value. From time to time, the equity holdings in the Alliance Common Stock Fund may be concentrated in the securities of a relatively small number of issues. In no event will an investment be made for the Fund in securities of one issuer if such investment would cause more than 10% of the net asset value of the Alliance Common Stock Fund to be invested in the securities of such issuer, and no investment will be made for the Fund if such investment would cause more than 40% of the net asset value of the Fund to be invested in the securities of four or fewer issuers. This strategy of investment concentration may increase an investor's risk of loss in the event of a decline in the value of one of these securities while it is held in the Alliance Common Stock Fund. As of December 31, 1997, 26.5% of the Alliance Common Stock Fund's assets was held in the securities of four issuers. See Portfolio of Investments in the SAI.


The Alliance Common Stock Fund will generally hold its investments for an extended period, and the annual portfolio turnover rate will normally be under 125%.

Alliance Aggressive Stock Fund

The Alliance Aggressive Stock Fund seeks to achieve long-term capital growth, consistent with investment quality. It will attempt to achieve this objective by investing primarily in securities of medium- and smaller-sized companies (with capitalizations generally between $50 million to $1.5 billion) which are perceived to have greater growth potential than larger companies.

Most of the time, the Alliance Aggressive Stock Fund will invest primarily in common stocks of medium- and smaller-sized companies. It may also invest in securities not generally considered defined growth stocks, but that may have unusual value or potential. For example, opportunities for capital growth exist from time to time in what are believed to be cyclical industries, companies whose securities are temporarily undervalued, special situations, younger but not widely known companies and companies doing business in countries whose economies are expanding. The Alliance Aggressive Stock Fund may invest in foreign companies without substantial business activities in the United States. Industry diversification is not an objective of the Alliance Aggressive Stock Fund and it may at times be less diversified than a traditional equity portfolio. Some other equity-type investments may also be made. The Alliance Aggressive Stock Fund may also invest in short-term debt securities such as corporate notes and the types of temporary money market investments described above for the Alliance Balanced Fund. The Alliance Aggressive Stock Fund may invest up to 10% of its total assets in restricted securities. See Alliance Balanced Fund and Alliance Common Stock Fund in this section.

Medium- and smaller-sized companies may be dependent on only one or two products. They may be more vulnerable to the competition from larger companies with greater resources and to economic conditions affecting their market sector. Therefore, consistent earnings may not be as likely in smaller companies as they may be in more established companies. Such companies may also be more dependent on access to equity markets to raise capital than larger companies with ability to support debt. Small- and intermediate-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors which may have an impact on marketability. These stocks may rise and fall more than the overall market.

Foreign and restricted securities in the Alliance Aggressive Stock Fund are subject to the risks described above for the Alliance Common Stock Fund.

In light of the aggressiveness of its policies and the less diversified nature of its investments, as participants near retirement, they should periodically reevaluate the amount allocated to the Alliance Aggressive Stock Fund.

Many investments which we believe would have the greatest growth potential may involve greater risks than are inherent in the Alliance Common Stock Fund and the Alliance Balanced Fund.

In general, the annual portfolio turnover rate of the Alliance Aggressive Stock Fund is not expected to exceed 150%.

Investment Management

As the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in this section under Investment Objectives and Policies.

In providing these services to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, we currently use the personnel and facilities of our majority-owned subsidiary, Alliance Capital Management L.P. (Alliance), for portfolio selection and transaction services. Alliance is also the investment adviser for the Trust.


Alliance is a registered investment adviser under the Investment Advisors Act of 1940 and acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies.


The securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds must be reviewed and approved by the Investment Committee of our Board of Directors. Subject to the Investment Committee's broad supervisory authority, our investment officers have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one of these Funds, investment opportunities are allocated among these Funds in an impartial manner based on certain factors such as the Funds' investment objectives and their then-current investment and cash positions.

Our parent, the Holding Company, owns Donaldson, Lufkin & Jenrette, Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services to numerous independent regional securities firms and banks.

To the extent permitted by law, and consistent with the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds transaction practices discussed in this prospectus and the SAI, these Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations.


HRT's Manager and Investment Adviser

HRT is managed and its Portfolios are advised by Alliance Capital Management L.P. ("Alliance"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

In its role as manager of HRT, Alliance has overall responsibility for the general management and administration of HRT, including selecting the portfolio managers for HRT's Portfolios, monitoring their investment programs and results, reviewing brokerage matters, performing fund accounting, overseeing compliance by HRT with various Federal and state statutes, and carrying out the directives of its Board of Trustees. With the approval of HRT's Trustees, Alliance may enter into agreements with other companies to assist with its administrative and management responsibilities to HRT.

Alliance Capital Management L.P.

Alliance, a leading international investment adviser, provides investment management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance is a publicly traded limited partnership incorporated in Delaware. On December 31, 1997, Alliance was managing approximately $218.7 billion in assets. Alliance employs 223 investment professionals, including 83 research analysts. Portfolio managers have average investment experience of more than 14 years.

All of the HRT Portfolios are advised by Alliance. As adviser, Alliance is responsible for developing the Portfolios' investment programs, making investment decisions for the Portfolios, placing all orders for the purchase and sale of those investments and performing certain limited related administrative functions.

Alliance is an indirect, majority-owned subsidiary of Equitable Life, and its main office is located at 1345 Avenue of the Americas, New York, New York 10105. Additional information regarding Alliance is located in the HRT prospectus (page numbers are preceded by "HRT") which directly follows this prospectus.

EQAT's Manager

EQ Financial Consultants, Inc. ("EQF"), subject to the supervision and direction of the Trustees of EQAT, has overall responsibility for the general management and administration of EQAT. EQF is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). EQF currently furnishes specialized investment advice to other clients, including individuals, pension and profit-sharing plans, trusts, charitable organizations, corporations, and other business entities. EQF is a

Delaware corporation and an indirect, wholly owned subsidiary of Equitable Life.

EQF is responsible for providing management and administrative services to EQAT and selects the investment advisers for EQAT's Portfolios, monitors EQAT Advisers' investment programs and results, reviews brokerage matters, oversees compliance by EQAT with various Federal and state statutes, and carries out the directives of its Board of Trustees. EQ Financial Consultants, Inc.'s main office is located at 1290 Avenue of the Americas, New York, NY 10104.

Pursuant to a service agreement, Chase Global Funds Services Company assists EQF in the performance of its administrative responsibilities to EQAT with other necessary administrative, fund accounting and compliance services.

EQAT's Investment Advisers

Rowe Price-Fleming International, Inc.; T. Rowe Price Associates, Inc.; Putnam Investment Management, Inc.; Massachusetts Financial Services Company; Morgan Stanley Asset Management, Inc.; Warburg Pincus Asset Management, Inc.; and Merrill Lynch Asset Management, L.P. serve as EQAT Advisers only for their respective EQAT Portfolios.

Each EQAT Adviser furnishes EQAT's manager, EQF, with an investment program (updated periodically) for each of its Portfolios, makes investment decisions on behalf of its EQAT Portfolios, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions.

The assets of each Portfolio are allocated currently among the EQAT Advisers. If an EQAT Portfolio shall at any time have more than one EQAT Adviser, the allocation of an EQAT Portfolio's assets among EQAT Advisers may be changed at any time by EQF.

Massachusetts Financial Services Company

Massachusetts Financial Services Company (MFS) is America's oldest mutual fund organization, whose assets under management as of December 31, 1997 were approximately $70.2 billion on behalf of more than 2.7 million investors. MFS advises MFS Research, a domestic equity portfolio, and MFS Emerging Growth Companies, an aggressive equity portfolio. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada and is located at 500 Boylston Street, Boston, MA 02116.

Merrill Lynch Asset Management L.P.

Founded in 1976, Merrill Lynch Asset Management, L.P. (MLAM) is a dedicated asset management affiliate of Merrill Lynch & Co., Inc., a financial management and advisory company with more than a century of experience. As of December 31, 1997, MLAM along with its advisory affiliates held approximately $278 billion in investment company and other portfolio assets under management. MLAM advises Merrill Lynch Basic Value Equity, a domestic equity portfolio with a value approach to investing, and Merrill Lynch World Strategy, a global flexible asset allocation portfolio that invests in equities and fixed-income securities worldwide. The company is located at 800 Scudders Mill Road, Plainsboro, NJ 08543.

Morgan Stanley Asset Management Inc.

Morgan Stanley Asset Management Inc. (MSAM), provides a broad range of portfolio management services to customers in the United States and abroad and serves as an investment adviser to numerous open-end and closed-end investment management companies. MSAM, together with its affiliated institutional investment management companies, had approximately $146 billion in assets under management and fiduciary care as of December 31, 1997. MSAM advises Morgan Stanley Emerging Markets Equity, an international equity portfolio. MSAM is a subsidiary of the recently merged Morgan Stanley, Dean Witter, & Co. and is located at 1221 Avenue of the Americas, New York, New York 10020.

Putnam Investment Management, Inc.

Putnam Investment Management, Inc. (Putnam) has been managing mutual funds since 1937. As of December 31, 1997, Putnam and its affiliates managed more than $235 billion in assets. Putnam advises EQ/Putnam Growth & Income Value, a domestic equity portfolio, and EQ/Putnam Balanced, a balanced stock and bond portfolio. Putnam is an indirect subsidiary of Marsh & McLennan Companies, Inc. and is located at One Post Office Square, Boston, MA 02109.

T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc.

Founded in 1937, T. Rowe Price provides investment management to both individuals and institutions. With its affiliates, assets under management were over $126 billion as of December 31, 1997. T. Rowe Price advises T. Rowe Price Equity Income, a domestic equity portfolio. The company is located at 100 East Pratt Street, Baltimore, MD 21202.

Rowe Price-Fleming International, Inc. (Price-Fleming), was founded as a joint venture between T. Rowe Price and Robert Fleming Holdings, Ltd., a diversified British investment organization. Price-Fleming's predominately non-U.S. assets under management were the equivalent of approximately $30 billion as of December 31, 1997. Price-Fleming advises T. Rowe Price International Stock, an international equity portfolio and is located at 100 East Pratt Street, Baltimore, MD 21202.

Warburg Pincus Asset Management, Inc.

Warburg Pincus Asset Management, Inc. (WPAM) is a professional investment advisory firm which provides services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. Assets under management were approxi-mately $19.7 billion as of December 31, 1997. WPAM is indirectly controlled by Warburg, Pincus & Co., a New York partnership, which serves as a holding company of WPAM. WPAM advises Warburg Pincus Small Company Value, an aggressive equity portfolio. The company is located at 466 Lexington Avenue, New York, NY 10017.

Additional information regarding each of the companies which serve as an EQAT Adviser appears in the EQAT prospectus (page numbers are preceded by "EQAT"), attached at the end of this prospectus.


Rates of Return


In order to show how the performance of the Funds may affect employer balances, the following tables provide a historical view of investment performance. The information presented includes performance results for each Fund including, for the Investment Funds of Separate Account Nos. 51 and 66, performance results since inception of the corresponding Portfolios, along with the appropriate benchmarks. These performance results are based on the change in the Unit value for the periods shown. Note that year-to-date figures are not annualized.

Performance data for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds reflect (i) the investment results of the Fund since inception and (ii) the investment management and financial accounting fee. We have recalculated performance prior to June 1, 1994 to reflect the deduction of this fee even though it did not apply as an asset-based charge. Performance data for the Investment Funds of Separate Account Nos. 51 and 66 reflect (i) the investment results of the corresponding Portfolios of HRT and EQAT respectively, from the date of inception of those Portfolios, (ii) the actual investment advisory fee and direct operating expenses of the relevant Portfolio and (iii) for Separate Account No. 51, the Separate Account Administrative Charge (although this latter charge was not an asset-based charge before the Portfolios were available under RIA). None of the data reflects the Ongoing Operations Fee, which may be paid by a reduction in the number of Units credited under an employer plan and applied (for employer plans enrolled in RIA on or after February 9, 1986) on a decremental scale based on employer plan balances, or loan fee, annuity benefit charge or charge for premium taxes, which may not be applicable to any particular Participant. Because rates of return do not reflect the Ongoing Operations Fee or other charges and fees applicable to employer plans under RIA, the rate of return for an employer plan would be lower if such charges and fees were reflected.


For amounts allocated or transferred to a Fund, investment return and principal will fluctuate and Unit values may be worth more or less than the original cost when redeemed.

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

Inception Dates and Comparative Benchmarks

Alliance Money Market: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

Alliance Intermediate Government Securities: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

Alliance Bond: May 1, 1981; Lehman Intermediate Government/Corporate Bond Index (Lehman Intermediate GC).

Alliance Quality Bond: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

Alliance High Yield: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

Alliance Growth & Income:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500), and 25% Value Line Convertible Index (75% S&P 500/25% Value Line Conv.).

Alliance Equity Index: March 1, 1994; S&P 500 which includes reinvested dividends.

Alliance Common Stock: July 1, 1969; Standard & Poor's 500 Index (S&P 500e), which includes reinvested dividends.

Alliance Global: August 31, 1987; Morgan Stanley Capital International World Index (MSCI World).

Alliance International: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

Alliance Aggressive Stock: May 1, 1969; 50% Russell 2000 Small Stock Index and 50% S&P Mid-Cap Total Return (50% Russell 2000/50% S&P Mid-Cap).

Alliance Small Cap Growth: May 1, 1997; 100% Russell 2000 Growth (Russell 2000 Gr.).


Alliance Conservative Investors: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 (70% Lehman Treas./30% S&P 500).


Alliance   Balanced:   June   25,   1979;   50%   S&P   500   and   50%   Lehman
Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

Alliance Growth Investors: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 (30% Lehman Treas./70% S&P 500).


T. Rowe Price International Stock: May 1, 1997; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

T. Rowe Price Equity Income: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

EQ/Putnam Growth & Income Value:  May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

EQ/Putnam Balanced: May 1, 1997; 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index (60% S&P 500/40% Lehman Corp.).

MFS Research: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

MFS Emerging Growth Companies:  May 1, 1997;  Russell 2000 Index (Russell 2000).

Morgan Stanley Emerging Markets Equity: August 20, 1997; Morgan Stanley Capital International Emerging Markets Free Price Return Index (MSCI Emerging Markets).

Warburg  Pincus Small Company  Value:  May 1, 1997;  Russell 2000 Index (Russell
2000).

Merrill Lynch World Strategy: May 1, 1997; 36% S&P 500/24% MSCI EAFE/21% Salomon Brothers U.S. Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex U.S./5% 3-Month U.S. T-Bill (Market Composite) U.S.

Merrill Lynch Basic Value Equity: May 1, 1997;  Standard & Poor's 500 Index (S&P
500).


The Lipper Mutual Funds Survey (Lipper) records the performance of over 7,000 mutual funds. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses, and, for funds with Rule 12b-1 plans, asset-based sales charges. Lipper data provide a more accurate picture of RIA performance relative to that of other mutual funds underlying retirement plan products than the market indices.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

The performance of the Funds does not represent the actual experience of a particular participating employer plan; the amount and timing of contributions affects individual performance, as do Fund expenses. For a discussion of charges and fees and how they are deducted from a RIA plan, see Part II -- Charges and Fees.

PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE RESULTS. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTION.


                               Annualized Rates of Return for Periods Ended December 31, 1997:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Portfolio
                                                                                                            Since      Inception
                                               1 Year     3 Years     5 Years    10 Years    20 Years     Inception       Date
                                              -------------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income

ALLIANCE MONEY MARKET                            5.37%      5.45%       4.64%       5.73%         --          7.12%     5/11/82
Lipper Money Market                              4.90       5.05        4.31        5.40          --          6.89
3-Month T-Bill                                   5.23       5.41        4.71        5.61          --          6.87

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                       7.24       8.01        5.88          --          --          6.95       4/1/91
Lipper U.S. Government                           8.08       8.68        6.00          --          --          7.19
Lehman Intermediate Government                   7.72       8.65        6.39          --          --          7.47       5/1/81

ALLIANCE BOND                                    7.62       8.50        6.44        7.96          --         10.22
Lehman Intermediate GC                           7.87       8.98        6.67        8.34          --         10.58
Lipper Gen. U.S. Govt.                           8.84       9.23        6.31        7.91          --          9.77

ALLIANCE QUALITY BOND                            9.09      10.35          --          --          --          5.75      10/1/93
Lipper Corporate Bond A-Rated                    9.17      10.01          --          --          --          5.82
Lehman Aggregate                                 9.65      10.42          --          --          --          6.51

Aggressive Fixed Income

ALLIANCE HIGH YIELD                             18.41      20.35       15.83       12.74          --         11.98       1/2/87
Lipper High Yield                               12.96      14.17       11.36       10.66          --          9.78
Master High Yield                               12.83      14.54       11.72       12.09          --         11.39

EQUITY SERIES:
Domestic Equity

T. ROWE PRICE EQUITY INCOME+                       --         --          --          --          --         22.11       5/1/97
Lipper Equity Income                               --         --          --          --          --         21.84
S&P 500                                            --         --          --          --          --         22.55

EQ/PUTNAM
GROWTH & INCOME VALUE+                             --         --          --          --          --         16.23       5/1/97
Lipper Growth & Income                             --         --          --          --          --         21.37
S&P 500                                            --         --          --          --          --         22.55

ALLIANCE GROWTH & INCOME                        26.69      23.55          --          --          --         15.86      10/1/93
Lipper Growth                                   27.14      26.49          --          --          --         18.48
25% Value Line Conv./75% S&P 500                29.54      28.62          --          --          --         20.14

ALLIANCE EQUITY INDEX                           32.50      30.28          --          --          --         23.31       3/1/94
Lipper S&P 500 Index                            32.60      30.49          --          --          --         23.31
S&P 500                                         33.36      31.15          --          --          --         23.84

MERRILL LYNCH                                                                                                            5/1/97
BASIC VALUE EQUITY+                                --         --          --          --          --         16.99
Lipper Growth & Income                             --         --          --          --          --         21.37
S&P 500                                            --         --          --          --          --         22.55

ALLIANCE COMMON STOCK                           26.93      25.37       18.28       18.24       17.80%        13.63       7/1/69
Lipper Growth                                   25.30      25.11       16.47       15.93       15.73         11.13
S&P 500                                         33.36      31.15       20.27       18.05       16.66         12.55

MFS RESEARCH+                                      --         --          --          --          --         16.07       5/1/97
Lipper Growth                                      --         --          --          --          --         21.59
S&P 500                                            --         --          --          --          --         22.55

International Equity

ALLIANCE GLOBAL                                 11.49      14.89       16.07       13.68          --         11.64      8/31/87
Lipper  Global                                  13.04      15.20       13.76       11.50          --          9.10
MSCI World                                      15.76      16.62       15.34       10.57          --          8.22

ALLIANCE INTERNATIONAL                          -3.10         --          --          --          --          6.11       4/3/95
Lipper International                             5.44         --          --          --          --          9.87
MSCI EAFE                                        1.78         --          --          --          --          6.15

T. ROWE PRICE
INTERNATIONAL STOCK+                               --         --          --          --          --         -1.49       5/1/97
Lipper International                               --         --          --          --          --          3.41
MSCI EAFE                                          --         --          --          --          --          2.85

MORGAN STANLEY EMERGING MARKETS EQUITY*            --         --          --          --          --        -20.16      8/20/97
Lipper Emerging Markets                            --         --          --          --          --           N/A
MSCI Emerging Markets Free                         --         --          --          --          --        -21.43
-----------------------------------------------------------------------------------------------------------------------------------
See footnotes on page 31.                                                                    This table continues on next page


                            Annualized Rates of Return for Periods Ended December 31, 1997 (continued):
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Portfolio
                                                                                                            Since      Inception
                                               1 Year     3 Years     5 Years    10 Years    20 Years     Inception       Date
                                              -------------------------------------------------------------------------------------
EQUITY SERIES (Continued):
Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                       12.10%      21.72%     14.75%      19.40%      18.28%        11.14%      5/1/69
Lipper Mid-Cap Growth                           19.63       22.51      15.24       16.50       15.60          9.29
50% Russell 2000/50% S&P Mid-Cap                27.31       24.88      17.11       17.74          --           N/A

WARBURG PINCUS
SMALL COMPANY VALUE+                               --          --         --          --          --         19.15       5/1/97
Lipper Small-Cap                                   --          --         --          --          --         30.28
Russell 2000 Growth                                --          --         --          --          --         28.68

ALLIANCE SMALL CAP GROWTH+                         --          --         --          --          --         26.64       5/1/97
Lipper Small-Cap                                   --          --         --          --          --         30.28
Russell 2000 Growth                                --          --         --          --          --         27.66

MFS EMERGING GROWTH COMPANIES+                     --          --         --          --          --         22.42       5/1/97
Lipper Mid-Cap                                     --          --         --          --          --         26.03
Russell 2000                                       --          --         --          --          --         28.68

THE ASSET ALLOCATION SERIES:

ALLIANCE CONSERVATIVE INVESTORS                 13.17       12.72       8.73          --          --          9.48      10/2/89
Lipper Income                                   18.69       19.44      13.14          --          --         12.15
70% Lehman Treas./30% S&P 500                   16.71       17.18      11.87          --          --         11.39

EQ/PUTNAM BALANCED+                                --          --         --          --          --         14.38       5/1/97
Lipper Balanced                                    --          --         --          --          --         14.79
40% Lehman Gov't/Corp./60% S&P 500                 --          --         --          --          --         17.17

ALLIANCE BALANCED                               13.42       15.00       9.40       11.99          --         13.89       6/25/79
Lipper Balanced                                 19.00       19.44      13.20       12.92          --         13.74
50% Lehman Gov't Corp./50% S&P 500              21.56       21.68      14.63       21.19          --         14.49

ALLIANCE GROWTH INVESTORS                       16.72       18.39      13.10          --          --         15.67      10/2/89
Lipper Flexible Portfolio                       18.69       19.44      13.14          --          --         12.15
30% Lehman Gov't/Corp./70% S&P 500              26.28       25.64      17.02          --          --         14.48

MERRILL LYNCH WORLD STRATEGY+                      --          --         --          --          --          4.70       5/1/97
Lipper Global Flexible Portfolio                   --          --         --          --          --          9.56
Market Composite                                   --          --         --          --          --         10.81
-----------------------------------------------------------------------------------------------------------------------------------

----------

*Return for this Fund is unannualized and represents less than 5 months of performance.

+Return for this Fund is unannualized and represents 8 months of performance.


                               Cumulative Rates of Return for Periods Ended December 31, 1997:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Portfolio
                                                                                                            Since      Inception
                                               1 Year     3 Years     5 Years    10 Years    20 Years     Inception       Date
                                              -------------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income

ALLIANCE MONEY MARKET                           5.37%      17.24%      25.48%     74.51%         --        210.22%        5/11/82
Lipper Money Market                             4.90       15.84       23.52      69.20          --        200.21
3-Month T-Bill                                  5.23       17.13       25.87      72.64          --        199.34

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                      7.24       25.99       33.10         --          --         57.38         4/1/91
Lipper U.S. Government                          8.08       28.40       33.93         --          --         59.98
Lehman Intermediate Government                  7.72       28.25       36.31         --          --         62.74

ALLIANCE BOND                                   7.62       27.72       36.65     115.15          --        406.60
Lehman Intermediate GC                          7.87       29.44       38.10     122.75          --        435.22        5/1/81
Lipper Gen. U.S. Govt. Funds Avg.               8.84       30.41       35.99     114.75      391.85%       389.63

ALLIANCE QUALITY BOND                           9.09       10.35          --         --          --         26.79        10/1/93
Lipper Corporate Bond A-Rated                   9.17       33.20          --         --          --         27.23
Lehman Aggregate                                9.65       34.63          --         --          --         30.78

Aggressive Fixed Income

ALLIANCE HIGH YIELD                            18.41       74.31      108.74         --          --        247.01         1/2/87
Lipper High Yield                              12.96       48.92       71.52     177.35          --        181.23
Master High Yield                              12.83       50.26       74.04     213.08          --        227.68

EQUITY SERIES:
Domestic Equity

T. ROWE PRICE EQUITY INCOME                      --         --          --          --          --          22.11         5/1/97
Lipper Equity Income                             --         --          --          --          --          21.84
S&P 500                                          --         --          --          --          --          22.55

EQ/PUTNAM
GROWTH & INCOME VALUE                            --         --          --          --          --          16.23         5/1/97
Lipper Growth & Income                           --         --          --          --          --          21.37
S&P 500                                          --         --          --          --          --          22.55

ALLIANCE GROWTH & INCOME                       26.69       23.55          --         --          --         86.90        10/1/93
Lipper Growth                                  27.14      102.81          --         --          --        106.17
25% Value Line Conv./75% S&P 500               29.54      112.80          --         --          --        118.17

ALLIANCE EQUITY INDEX                          32.50      121.10          --         --          --        123.40         3/1/94
Lipper S&P 500 Index Funds                     32.60      122.21          --         --          --        123.31
S&P 500                                        33.36      125.60          --         --          --        127.24

MERRILL LYNCH
BASIC VALUE EQUITY                               --         --          --          --          --          16.99         5/1/97
Lipper Growth & Income                           --         --          --          --          --          21.37
S&P 500                                          --         --          --          --          --          22.55

ALLIANCE COMMON STOCK                          26.93       97.03      131.47     434.23    2,545.77      3,718.77         7/1/69
Lipper Growth                                  25.30       97.08      117.56     356.18    2,037.84      2,385.75
S&P 500                                        33.36      125.60      151.62     425.67    2,080.13      2,814.09

MFS RESEARCH                                     --         --          --          --          --          16.07         5/1/97
Lipper Growth                                    --         --          --          --          --          21.59
S&P 500                                          --         --          --          --          --          22.55

International Equity

ALLIANCE GLOBAL                                11.49       51.66      110.65         --          --        212.44         8/27/87
Lipper  Global                                 13.04       53.69       92.92     205.52          --        151.76
MSCI World                                     15.76       58.59      104.13     173.01          --        126.45

ALLIANCE INTERNATIONAL                         -3.10          --          --         --          --         17.69         4/3/95
Lipper International                            5.44          --          --         --          --         30.12
MSCI EAFE                                       1.78          --          --         --          --         17.83
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             This table continues on next page




                                           Cumulative Rates of Return for Periods Ended December 31, 1997(continued):
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Portfolio
                                                                                                            Since      Inception
                                               1 Year     3 Years     5 Years    10 Years    20 Years     Inception       Date
                                              -------------------------------------------------------------------------------------
EQUITY SERIES (Continued):
International Equity

T. ROWE PRICE
INTERNATIONAL STOCK                               --         --          --          --          --         -1.49%        5/1/97
Lipper International                              --         --          --          --          --          3.76
MSCI EAFE                                         --         --          --          --          --          2.85

MORGAN STANLEY EMERGING MARKETS                                                                                          8/20/97
EQUITY                                            --         --          --          --          --        -20.16
Lipper Emerging Markets                           --         --          --          --          --        -19.10
MSCI Emerging Markets Free                        --         --          --          --          --        -21.43

Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                      12.10%      80.34%     100.33%    508.23%   2,770.93%     1,966.57         5/1/69
Lipper Mid-Cap Growth                          19.63       84.83      105.11     371.28    2,029.53      1,580.48
50% Russell 2000/50% S&P Mid-Cap               27.31       94.76      120.25     412.08          --           N/A

WARBURG PINCUS
SMALL COMPANY VALUE                               --         --          --          --          --         19.15         5/1/97
Lipper Small-Cap                                  --         --          --          --          --         30.28
Russell 2000 Growth                               --         --          --          --          --         28.68

ALLIANCE SMALL CAP GROWTH                         --          --          --         --          --         26.64         5/1/97
Lipper Small-Cap                                  --          --          --         --          --         29.36
Russell 2000 Growth                               --          --          --         --          --         27.66

MFS EMERGING GROWTH COMPANIES                     --         --          --          --          --         22.42         5/1/97
Lipper Mid-Cap                                    --         --          --          --          --         26.03
Russell 2000                                      --         --          --          --          --         28.68

THE ASSET ALLOCATION SERIES:

ALLIANCE CONSERVATIVE INVESTORS                13.17       43.22       51.98         --          --        111.03        10/2/89
Lipper Income                                  18.69       71.00       86.52         --          --        160.04
70% Lehman Treas./30% S&P 500                  16.71       60.91       75.18         --          --        143.55

EQ/PUTNAM BALANCED                                --         --          --          --          --         14.38         5/1/97
Lipper Balanced                                   --         --          --          --          --         15.83
40% Lehman Gov't/Corp./60% S&P 500                --         --          --          --          --         17.17

ALLIANCE BALANCED                              13.42       52.09       57.09     220.32          --      1,011.81        6/25/79
Lipper Flexible Portfolio                      19.00       70.61       86.33     239.04    1,205.16      1,002.31
50% Lehman Gov't/Corp./70% S&P 500             21.56       80.14       97.96     583.14          --      1,127.66

ALLIANCE GROWTH INVESTORS                      16.72       65.93       85.05         --          --        232.10        10/2/89
Lipper Flexible Portfolio                      18.69       71.00       86.52         --          --        160.04
30% Lehman Gov't/Corp./70% S&P 500             26.28       98.32      119.42         --          --        205.24

MERRILL LYNCH WORLD STRATEGY                      --         --          --          --          --          4.70         5/1/97
Lipper Global Flexible Portfolio                  --         --          --          --          --          9.56
Market Composite                                  --         --          --          --          --         10.81
-----------------------------------------------------------------------------------------------------------------------------------



                                                  RIA YEAR-BY-YEAR RATES OF RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                      1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
                                    -------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                 7.27%    9.13%    8.19%    6.13%    3.48%    2.94%    3.96%    5.69%    5.28%    5.37%
ALLIANCE BOND                         6.21    13.29     7.82    14.45     6.03     9.21    -2.03    15.48     2.77     7.62
ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                --       --       --    12.03     5.54    10.52    -4.42    13.27     3.72     7.24
ALLIANCE HIGH YIELD                   9.68     5.08    -1.15    24.40    12.26    23.08    -2.83    19.86    22.82    18.41
ALLIANCE QUALITY BOND                   --       --       --       --       --    -0.52    -5.15    16.97     5.31     9.09
ALLIANCE GROWTH & INCOME                --       --       --       --       --    -0.27    -0.62    24.01    20.03    26.69
ALLIANCE EQUITY INDEX                   --       --       --       --       --       --     1.04    36.41    22.32    32.50
ALLIANCE COMMON STOCK                16.94    44.68   -11.35    52.03     1.22    19.81    -1.94    31.85    17.74    26.93
ALLIANCE GLOBAL                      10.83    26.67    -6.11    30.49    -0.56    32.06     5.18    18.78    14.55    11.49
ALLIANCE INTERNATIONAL                  --       --       --       --       --       --       --    10.66     9.76    -3.10
ALLIANCE AGGRESSIVE STOCK             1.94    46.97     8.85    87.18    -3.01    15.19    -4.24    31.33    22.50    12.10
ALLIANCE SMALL CAP GROWTH               --       --       --       --       --       --       --       --       --    26.64*
ALLIANCE CONSERVATIVE INVESTORS         --     3.08     6.35    19.79     5.74    10.71    -4.15    20.34     5.16    13.17
ALLIANCE BALANCED                    14.78    26.48    -0.65    41.23    -2.83    12.54    -8.43    20.43    11.34    13.42
ALLIANCE GROWTH INVESTORS               --     3.98    10.56    48.84     4.88    15.20    -3.19    26.31    12.55    16.72


-------------------
* Unannualized
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   PART IV -- THE GUARANTEED INTEREST ACCOUNT

--------------------------------------------------------------------------------

General

Contributions allocated to the Guaranteed Interest Account become part of our general account, which supports all of our insurance and annuity guarantees and our general obligations. Our general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulation of all jurisdictions in which we are authorized to do business, as discussed in
Part VI -- Miscellaneous Matters. Because of applicable exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933 nor is the general account an investment company under the 1940 Act. Accordingly, neither our general account nor any interests in our general account are subject to regulation under the Securities Act of 1933 or 1940 Act, and we have been advised that the staff of the SEC has not made a review of the information which is included in this prospectus or in the SAI relating to our general account and the Guaranteed Interest Account. These disclosures, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Guarantees

The Guaranteed Interest Account provides an investment option in which the value of the principal will not fluctuate. The amount allocated to the Guaranteed Interest Account earns interest at the current guaranteed interest rate which is an annual effective rate. After interest is credited, certain charges and fees are deducted. The value of an employer plan's investment in the Guaranteed Interest Account is, at any time, the total contributions allocated to the Guaranteed Interest Account, plus the interest earned, less (i) employer plan benefit payments, (ii) other employer plan withdrawals (including loans) and
(iii) charges and fees provided for under the Contracts.

Interest is credited through and allocated on the Transaction Date of any transfer or withdrawal request. Interest is credited for each day of the month on the amount maintained for the employer plan at the beginning of the day at a daily rate equivalent to the guaranteed interest rate applicable to the employer plan. The annual effective rate does not reflect deductions of fees and expenses.

Current and Minimum Interest Rates

Except as described below, the "current" rate is the rate of interest that we actually credit to amounts in the Guaranteed Interest Account for a given calendar year. Current rates are declared for each class of employer plans before the beginning of each calendar year. In addition to the current rate, we declare "minimum" rates for the next two calendar years. The minimum interest rates will never be lower than 4%. In general, we expect to declare current rates in any year greater than the previously declared minimum rates for that year. If the employer plan is permitted to invest in the Bond Fund, we may at times have the right to declare a lower "current" rate of interest (revised rate) which will be applicable for the remainder of the calendar year only to new amounts contributed or transferred by the employer plan to the Guaranteed Interest Account. See Part V -- Provisions of RIA and Retirement Benefits -- Special Rules Applicable to Plans that May Invest in the Alliance Bond Fund for circumstances in which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the Guaranteed Interest Account without regard to any previously declared minimum rate.


The current rate of interest for 1998, and the 1999 and year 2000 minimum rates of interest guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates applicable to employer plans already assigned to a previous class. The effective current rate for 1999 and the minimum rates effective for calendar years 2000 and 2001 will be declared in December 1998.


Classes of Employer Plans

We assign an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to facilitate the determination of current and minimum guaranteed rates of interest that are applicable for that employer plan participating in our Guaranteed Interest Account. The initial class of employer plans to which an employer plan is assigned will depend on the adoption effective date.

However, we reserve the right to, at any time during a calendar year, (1) close a class and begin a new class for employer plans adopting the Master Retirement Trust during the balance of the calendar year or (2) combine two or more classes of employer plans. When we begin a new class of employer plans or combine two or more classes of employer plans we will not decrease the "current" or "minimum" guaranteed rates of interest for a class once those rates have been declared.

Charges and Fees

The ongoing operations fee, contingent withdrawal charge, loan fee, PRS charge, annuity benefit charge and the charge for applicable state taxes discussed in
Part II -- Charges and Fees apply to employer plan balances maintained in the Guaranteed Interest Account. The loan fee is applied on the Transaction Date that the loan amount is paid out of the Guaranteed Interest Account.

Deferred Payout Provision

With respect to trustee-directed employer plans which are terminating their RIA Contract, there is a deferred payout provision. Under that provision, we can defer payment of the employer plan balance held in the Guaranteed Interest Account less the contingent withdrawal charge by paying out the balance in six installments over five years. During the deferred payout period, the balances upon which we defer payment continue to earn the current interest rate declared for each year. The ongoing operations fee continues to be deducted monthly from the balance during the deferred payout period.


When the deferred payout provision is imposed, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the Guaranteed Interest Account but, if sufficient funds are available, would be paid from the new funding vehicle for the trustee-directed employer plan. Participant-directed employer plans are not subject to the deferred payout provision.

                                              ILLUSTRATION OF DEFERRED PAYOUT PROVISION
------------------------------------------------------------------------------------------------------------------------------------
Transaction Date           End of Year 1        End of Year 2         End of Year 3         End of Year 4         End of Year 5
------------------------------------------------------------------------------------------------------------------------------------
  Guaranteed Interest Account
  Plan Assets
- Withdrawal Charge
--------------------
Distribution Amount 1
Dist. Amt. 1 = 1st Payment
--------------
     6
Dist. Amount 1
- 1st Payment
--------------
     Balance 1             Balance 1
                           + Interest
                           - Operations Fee
                           -------------------
                           Distribution Amount 2
                           Dist. Amt. 2 = 2nd Payment
                           --------------
                                5
                           Dist. Amount 2
                           - 2nd Payment
                           --------------
                               Balance 2        Balance 2
                                                + Interest
                                                - Operations Fee
                                                -------------------
                                                Distribution Amount 3
                                                Dist. Amt. 3 = 3rd Payment
                                                --------------
                                                     4
                                                Dist. Amount 3
                                                - 3rd Payment
                                                --------------
                                                    Balance 3         Balance 3
                                                                      + Interest
                                                                      - Operations Fee
                                                                      -------------------
                                                                      Distribution Amount 4
                                                                      Dist. Amt. 4 = 4th Payment
                                                                      --------------
                                                                           3
                                                                      Dist. Amount 4
                                                                      - 4th Payment
                                                                      --------------
                                                                          Balance 4         Balance 4
                                                                                            + Interest
                                                                                            - Operations Fee
                                                                                            --------------------
                                                                                            Distribution Amount 5
                                                                                            Dist. Amt. 5 = 5th Payment
                                                                                            --------------
                                                                                                 2
                                                                                            Dist. Amount 5
                                                                                            - 5th Payment
                                                                                            --------------
                                                                                                 Balance 5        Balance 5
                                                                                                                  + Interest
                                                                                                                  - Operations Fee
                                                                                                                  ------------------
                                                                                                                  Final Distribution

--------------------------------------------------------------------------------

               PART V -- PROVISIONS OF RIA AND RETIREMENT BENEFITS

--------------------------------------------------------------------------------

Contributions; Frequency and Amount

When RIA is utilized as the exclusive investment funding vehicle for the assets of an employer plan, the annual aggregate amount of contributions must be at least $10,000 (exclusive funding employer plan).

In our sole discretion, RIA may also be utilized as a partial investment funding vehicle for employer plans. In such cases, the aggregate amount of contributions in the initial participation year must be at least $50,000 and the annual aggregate amount of contributions thereafter must be at least $25,000 (partial funding employer plans). There is no required minimum for the amount of each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See Part VII -- Tax and ERISA Considerations.

Rollover or Transfer from a Plan

An employer can change the funding of an existing plan to use RIA.

Before making a change, the following should be carefully considered:

o The comparative costs and benefits under existing funding arrangements and under RIA; and

o The amendments or changes that may have to be made in the plan if funds are transferred.

To make a rollover or transfer to RIA, funds must be in cash. Therefore, any assets accumulated under an existing plan will have to be liquidated for cash.

Selecting Investment Options


An employer can elect to fund the employer plan with any number of the Investment Options available under the Contracts. Generally, for participant-directed plans, if the employer elects to fund the employer plan by selecting any of the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds and intends for the employer plan to comply with the requirements of ERISA Section 404(c), the employer should also select the Alliance Money Market Fund. If the employer intends for the employer plan to comply with ERISA Section 404(c) and none of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Small Cap Growth or Alliance Conservative Investors Funds are selected, the employer should elect the Guaranteed Interest Account as a funding option. If the employer selects any of the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds and the Guaranteed Interest Account, certain restrictions will apply to transfers out of the Guaranteed Interest Account. The Alliance Bond Fund is available only to employer plans that signed an Agreement to participate in that Fund prior to June 1, 1994, and special transfer rules apply for these employer plans. See Special Rules Applicable to Plans That May Invest in the Alliance Bond Fund in this section. If the Employer adds any of the Investment Funds of Separate Account Nos. 51 or 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the Guaranteed Interest Account will be subject to certain restrictions. See Transfer Provisions in this section.


Allocation Choices

Contributions may be allocated to the Investment Options by dollar amounts or in any whole number percentages that total 100% in accordance with the allocation instructions on file.

In addition to our rules, allocation changes may be subject to employer plan provisions which may limit or disallow such movements. Allocation changes may be made without charge.

Except as provided below in connection with trustee-directed plans, amounts to be allocated to an Investment Option to effectuate permitted contribution allocation changes will be effective on the Transaction Date.

For allocations to the Guaranteed Interest Account in connection with trustee-directed plans, any proposed change in an employer plan's contribution allocation must be provided to us by written notice at least 60 days before the effective date of the proposed change.

Transfer Provisions

Transfers of accumulated amounts among the Investment Options will be permitted at any time and in any amount, subject to the transfer limitations described in this section. In addition to our rules, transfers among the Investment Options may be subject to employer plan provisions which may limit or disallow such movements. Transfers among the Investment Options may be made without charge.

Under certain situations, amounts transferred out of the Guaranteed Interest Account during the calendar quarter in which the request is made and the three preceding calendar quarters (transfer period) are subject to a transfer limitation described in this section.

Participant-directed employer plans that have elected the PRS: If the employer elects to fund the employer plan with the Guaranteed Interest Account and the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, during any transfer period, the maximum amount that may be transferred by a participant from the Guaranteed Interest Account is equal to the greater of: (i) 25% of the amount the participant had in the Guaranteed Interest Account as of the last calendar day of the prior calendar year and (ii) the total of all amounts the participant transferred out of the Guaranteed Interest Account during the prior calendar year. Generally, this means that new participants will not be able to transfer amounts out of the Guaranteed Interest Account during the first calendar year of their participation under the Contract.

If assets have been transferred from another funding vehicle by the Employer, the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the Guaranteed Interest Account.

Participant-directed employer plans that have not elected the PRS: If the employer elects to fund the employer plan with the Guaranteed Interest Account and the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, during any transfer period the maximum amount that may be transferred from the Guaranteed Interest Account is equal to the greater of: (i) 25% of the amount the employer plan had in the Guaranteed Interest Account as of the last calendar day of the prior calendar year and (ii) the total of all amounts the employer plan transferred out of the Guaranteed Interest Account during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation.

If assets have been transferred from another funding vehicle by the Employer, the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the Guaranteed Interest Account.

Trustee-directed plans: Transfers of accumulated amounts among the Investment Options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the Employer, the plan trustee, for the remainder of that calendar year may transfer to an Investment Option up to 25% of such transferred amount that was initially allocated to the Guaranteed Interest Account.

Special Rules Applicable to Plans That May Invest in the Alliance Bond Fund

The Alliance Bond Fund is available only to Participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994. Special transfer rules, described below, apply to these employer plans when none of the Investment Funds of Separate Account No. 51 is available (old employer plans). If the Employer for an old employer plan adds any of the Investment Funds of Separate Account No. 51, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out the Guaranteed Interest Account will be subject to certain restrictions. See Transfer Provisions in this section.

Transfers to the Alliance Bond Fund: Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any whole percentage up to and including 100% of the amounts arising from participant-directed contributions that are held on behalf of the plan participant under any other Investment Option. Requests to transfer amounts to the Alliance Bond Fund will be processed only if, on the Transaction Date with respect to such transfer, the current guaranteed interest rate with respect to the employer plan's Guaranteed Interest Account is higher than the then-current benchmark treasury rate.

A benchmark treasury rate will be determined on the Business Day coinciding with or last preceding the 10th day of each month and will be applicable to transfer requests with Transaction Dates that occur on or after the 16th day of the month but before the 16th day of the immediately following month. The benchmark treasury rate will be equal to the Five Year Constant Maturity rate (as published in Federal Reserve Statistical Release H.15) for the Business Day on which the rate is determined. The benchmark treasury rate can also be obtained via a daily tape recording which can be accessed by calling the RIA Service Office at 1-800-967-4560.

If we receive a request for a transfer of amounts into the Alliance Bond Fund that would occur on a Transaction Date on which such a transfer is not permitted, we will not process the transfer and will so notify the Employer within four Business Days. We will not redirect the transfer to another Investment Option and will not maintain any record of such request for future processing.

Transfers from the Alliance Bond Fund: Except as described below, a plan participant in an old employer plan may elect to transfer any whole percentage (up to and including 100%) of the amounts held in the Alliance Bond Fund on behalf of such participant to one, or any combination, of the other Investment Options.

Restrictions Affecting the Guaranteed Interest Account: We reserve the right to declare a lower revised interest rate (see Part IV -- The Guaranteed Interest Account -- Current and Minimum Interest Rates) applicable only to new contributions and transfers (allocations) being made to the Guaranteed Interest Account from any Fund available under the employer plan, if all of the following conditions exist:

-- on the Transaction Date with respect to the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising Equitable Life's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;

-- on the Transaction Date with respect to the allocation, the otherwise applicable "current" guaranteed interest rate with respect to the employer plan's Guaranteed Interest Account exceeds the benchmark treasury rate by at least 0.75%; and

-- prior allocations to the Guaranteed Interest Account for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the Guaranteed Interest Account for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.

Loan Provision

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program. See Part VII -- Tax and ERISA Considerations.

The following are important features of the RIA loan provision:

o A loan will be permitted only from the Guaranteed Interest Account. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the Guaranteed Interest Account for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the Guaranteed Interest Account.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the Guaranteed Interest Account. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan principal amount on the Transaction Date a loan is made. The Contingent Withdrawal Charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See Part II -- Charges and Fees.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the Investment Options for a participant. An employer plan, the Code and the Department of Labor (DOL) (as described in Part VII -- Tax and ERISA Considerations) may impose additional conditions or restrictions on loan transactions.

o On the Transaction Date a loan is made, we create a loan reserve account in the Guaranteed Interest Account in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the Ongoing Operations Fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see Part II -- Charges and Fees) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the Contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the Guaranteed Interest Account rate applicable for the employer plan.

o The Ongoing Operations Fee will apply to the sum of the Investment Option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the Guaranteed Interest Account, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the Investment Options. See Part II -- Charges and Fees.

Benefit Payments General

Subject to the provisions of an employer plan, proceeds for the participant may be applied to any one of the following benefit choices offered by RIA:

o    purchase of one of our annuities;

o    lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o    permitted cash withdrawal.

The amount used to purchase any one form of annuity under the Contracts, net of all applicable charges and fees, must be at least $3,500. See Part II -- Charges and Fees.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA unless some other method is specifically agreed upon in writing between Equitable Life and the trustees of the employer plan.

Cash Distributions

Requests for cash distributions must be made to us on an aggregate as opposed to a participant-by-participant basis, except for employer plans using the PRS. See
Part VIII -- Participant Recordkeeping Services (Optional). Distribution checks are made payable to the trustees of the plan. The plan trustees are responsible for distribution of funds to the participant or other payee and for any applicable Federal and state income tax withholding and reporting. See Part VII -- Tax and ERISA Considerations.

Annuity Benefits

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life Annuity: An annuity which guarantees a lifetime income to the retired employee-participant (annuitant) and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life Annuity -- Period Certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life Annuity -- Refund Certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period Certain Annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified Joint and Survivor Life Annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of Qualified Joint and Survivor Life Annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your Equitable Life Representative can provide details.

Amount of Fixed-Annuity Payments

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in ef-fect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our Contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our Contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

Payment of Annuity

Amounts in the Funds to be applied to retirement benefits are made available by the redemption of Units. The proceeds, plus any amounts in the Guaranteed Interest Account, less a $175 administrative charge and premium tax charge, if applicable, are applied to purchase the form of distribution selected.

Assignment and Alienation

The employer plan balances and rights under RIA cannot be assigned, sold, alienated, discounted or pledged as collateral for a loan or other obligation to any party (this reference to a loan does not apply to a loan discussed in this section under Loan Provision), except to the extent allowed by law for a Qualified Domestic Relations Order (QDRO), as that term is defined in the Code.

Creditors' Claims

Proceeds payable under our Contracts cannot be assigned or encumbered by the payee.

All proceeds under our Contracts will be paid free from the claims of creditors to the extent allowed by law.

When We Pay Proceeds

Application of proceeds to an annuity and payments or withdrawals out of the Investment Options ordinarily will be made promptly after the Transaction Date. However, we can defer payments, applications and withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the Funds for up to 60 days and pay any withdrawals from the plan in installments in order to protect the interests of the other contract holders in a Fund.

Periodic Reports

We send the employer a report each quarter that shows transactions in the Investment Options during the quarter for the employer plan, the number of Units in the Funds credited to the employer plan, the Unit values and the balances in all of the Investment Options as of the end of the quarter.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities.

The  employer   automatically  receives  a  confirmation  notice  following  the processing of a financial Investment Option transaction.

If a Plan Fails to Qualify

If an employer plan fails to maintain its qualification under the Code, we can terminate the employer plan's participation under RIA. If we terminate the employer plan's participation under RIA, we will withdraw the employer plan balances from the Investment Options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.

Modification or Contract Discontinuance/Termination

The Contracts are group annuity contracts which may be modified between us and Chase Manhattan Bank, N.A. under the Master Retirement Trust agreement and, by such agreement, have been amended from time to time. However, no change to the Contracts can reduce annuities in the course of payment.

The trustee under the Master Retirement Trust agreement at any time upon notice to us may resign and we may appoint a successor trustee.

We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but no further contributions would be accepted by us. The employer may elect to maintain Investment Options balances with us to provide annuity benefits in accordance with the terms of the Contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us. We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between Equitable Life and the employer if the plan fails to maintain minimum amounts of funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to Equitable Life in connection with the employer plan's participation in RIA. See Part I -- RIA Summary -- Participation and Funding Requirements.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the Investment Options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the Guaranteed Interest Account, less any applicable charges and fees and outstanding loan balances. See
Part II -- Charges and Fees and Part IV -- The Guaranteed Interest Account.

Reference is made to copies of the Contracts, as amended and modified, which have been filed as an exhibit to our Registration Statement, as amended from time to time, and which are incorporated by reference herein.

--------------------------------------------------------------------------------

                        PART VI -- MISCELLANEOUS MATTERS

--------------------------------------------------------------------------------

How We Are Regulated

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in all jurisdictions where we are authorized to do business. We submit annual reports on our operations and finances to insurance officials in these jurisdictions. The officials review our reports to be sure we are financially sound and that we are complying with applicable laws and regulations.

The Contracts have been approved by the New York State Insurance Department. Its regulation and Contract approvals do not involve any supervision of the investment policies of the Funds or the selection of investments except to determine compliance with New York insurance laws.

We are also subject to various Federal securities laws and regulations. However, this does not involve supervision by the SEC of us or of the management or investment practices or policies of the Funds or the Trust portfolios.

We are registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. (NASD). We offer RIA through Equitable Life Representatives who are licensed by state insurance officials and, where necessary, qualified by the NASD.

Commissions and Service Fees

Equitable Life Representatives who assist in establishing an employer plan in RIA and providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us, which are paid to Equitable Life Representatives and are not in addition to the fees and charges we describe under Part II -- Charges and Fees. Any service fees paid to Equitable Life Representatives are contingent upon their providing service satisfactory to us.

While the charges and fees we receive from a RIA employer plan initially may be less than the commissions and service fees paid to Equitable Life Representatives by us, it is expected that over time those charges and fees will be adequate to cover all expenses.

Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Equitable Life Representatives will receive commissions on any such Equitable Life life insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.


Year 2000 Progress

We rely upon various computer systems in order to administer RIA and operate the Investment Options. Some of these systems belong to service providers who are not affiliated with us.

In 1995, we began addressing the question of whether our computer systems would recognize the year 2000 before, on or after January 1, 2000, and believe we have identified those of our systems critical to business operations that are not Year 2000 compliant. By year end 1998, we expect that the work of modifying or replacing non-compliant systems will substantially be completed and expect a comprehensive test of our Year 2000 compliance will be performed in the first half of 1999. We are in the process of seeking assurances from third party service providers that they are acting to address the Year 2000 issue with the goal of avoiding any material adverse effect on services provided to Contract Holders and on operations of the Investment Options. Any significant unresolved difficulty related to the Year 2000 compliance initiatives could have a material adverse effect on the ability to administer RIA and operate the Investment Options. Assuming the timely completion of computer modifications by us and by third-party service providers, there should be no material adverse effect on our ability to perform these functions.

The Year 2000 issue may impact issuers of portfolio securities held by the Investment Options to varying degrees. We are unable to predict what impact, if any, the Year 2000 issue will have on issuers of portfolio securities held by the Investment Options.


Copies of the Master Retirement Trust Agreement

We give a copy of the Master Retirement Trust and participation agreement to the employer before the participation agreement is signed. It is recommended that the contents of the Master Retirement Trust and participation agreement be fully understood before the participation agreement is signed. Consultation with independent financial counsel or tax counsel regarding the suitability of the Master Retirement Trust and participation agreement is advisable, as we are not permitted to give such advice.

Fiduciaries

We are registered as an investment adviser under the Investment Advisors Act of 1940, and we acknowledge that we are an investment manager and a fiduciary, as defined in ERISA, with respect to employer plan assets that are allocated to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds under RIA.

Acceptance

The employer or plan sponsor, as the case may be, is solely responsible for determining whether RIA is a suitable funding vehicle and should, therefore, carefully read the prospectus and installation materials before the participation agreement is signed.


HRT and EQAT Voting Rights

As explained previously, contributions allocated to the Investment Funds of Separate Account Nos. 51 and 66 are invested in shares of the corresponding Portfolios of HRT or EQAT. Since we own the assets of the Separate Accounts, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o    to elect each Trust's Board of Trustees,

o    to ratify the selection of independent auditors for each Trust, and

o on any other matters described in each Trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HRT is a Massachusetts business trust, and EQAT is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give employer trustees or participants for whom we maintain records, as the case may be, the opportunity to instruct us how to vote the number of shares attributable to their Contracts. If we do not receive instructions in time from all shareholders, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Contract Owners vote.

Each share of each Trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

Separate Account Voting Rights

If actions relating to the Separate Accounts No. 51 and No. 66 require Contract Owner approval, Contract Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Contract Owners.

Voting Rights of Others

Currently, we control each Trust. EQAT shares currently are sold only to our separate accounts. HRT shares are held by other separate accounts of ours and by insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance polices and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of employers, trustees, or participants for whom we maintain records, we currently do not foresee any disadvantages arising out of this. HRT's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HRT's response to any of those events insufficiently protects our employers, trustees, or participants for whom we maintain records, we will see to it that appropriate action is taken to protect them.

Changes in Applicable Law

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


Our Rights

We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We have reserved all rights to our corporate name or any part of it. We may allow our Funds and other entities to use our name but we may also withdraw this right.

We may unilaterally amend or modify the Contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the Contracts or the Master Retirement Trust in compliance with law.

Legal Proceedings


Equitable Life and its affiliates are parties to various legal proceedings, none of which, in our view, is likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under RIA or the distribution of Contracts.


Experts


The financial statements as of December 31, 1997 and for each of the two years in the period then ended included in the SAI for Separate Account Nos. 13, 10, 4, 3 and 51, and the condensed financial information for each of the four years for Separate Account Nos. 13, 10, 4 and 3, and for each of the three years for Separate Account No. 51 in the period ended December 31, 1997 included in this prospectus and the financial statements as of December 31, 1997 and for each of the three years in the period then ended included in the SAI for Equitable Life have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Where to Get Additional Information

We have filed with the SEC a registration statement relating to the Units and the offering described in this prospectus and augmented with the information in the related SAI. The registration statement, which is required by the Securities Act of 1933, contains additional information that is not required in this prospectus or SAI under the rules and regulations of the SEC. Copies of the registration statement may be obtained from the SEC's main office in Washington, D.C. upon payment of the applicable fee.

Changes in Funding Vehicle

A qualified retirement plan may ordinarily change the means of funding retirement benefits. Persons contemplating such a change in order to participate in RIA should carefully consider the relative advantages and disadvantages of such a change, including, in particular, comparative cost factors and benefits available under RIA and under existing investing vehicles. Such a change may affect only future contributions or may include the transfer of funds previously contributed. If funds already invested are transferred to us, they will normally be accepted only in cash, making necessary liquidation of the assets accumulated under the existing funding media. If a transfer is contemplated, it may be advisable to study the terms of the existing funding vehicle for the employer plan, with special reference to any liquidation charges or termination costs that may be incurred.

--------------------------------------------------------------------------------

                    PART VII -- TAX AND ERISA CONSIDERATIONS

--------------------------------------------------------------------------------

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code (Code) and the Employee Retirement Income Security Act (ERISA). The Code is administered by the Internal Revenue Service (IRS). ERISA is administered primarily by the Department of Labor (DOL).

Provisions of the Code and ERISA include requirements for various features including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, Federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of Federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other Federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

Tax Aspects of Contributions to a Plan


Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information.
Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's Federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 1998, the employer may not consider compensation in excess of $160,000 in calculating contributions or benefits to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.


Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter. Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates.

The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $90,000 ($130,000 as indexed for inflation for the 1998 plan year) or
(ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average. The $90,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age. Special grandfathering rules apply to certain participants whose benefits exceed the $90,000 limit.


A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under
Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59 1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $7,000 ($10,000 as indexed for inflation in 1998) under all salary reduction arrangements with all employers in which the individual participates.

Effective for plan years beginning after December 31, 1997, the formula for determining the overall limits on contributions includes compensation from the employer in the form of elective deferrals and excludable contributions under Code Section 457 or "EDC" plans and "cafeteria" plans (plans giving employees a choice between cash or specified excludable heath and welfare benefits). Effective for years beginning after December 31, 1997, employer matching contributions to a 401(k) plan for self-employed individuals are treated the same as employer matching contributions for employees. That is, they are not subject to elective deferral limits.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests will be available in 1999. Highly compensated participants include five percent owners and employees earning more than $80,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.


Tax Aspects of Distributions from a Plan

Amounts held under qualified plans are generally not subject to Federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Investment Options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty Tax on Premature Distributions" in this section.

Income Taxation of Withdrawals

The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts.

As discussed in this section in "Certain Rules Applicable to Plan Loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.

Income Taxation of Annuity Payments

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

Income Taxation of Lump Sum Distributions

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. Under the five-year averaging method (and in certain cases, favorable ten-year averaging and long-term capital gain treatment), the tax on the distribution is calculated separately from taxes on other income for that year. To qualify, the participant must have participated in the plan for at least five years and the distribution must consist of the entire balance to the credit of the participant. The distribution must be made in one taxable year of the recipient and must be made (i) after the participant has attained age 59 1/2 or (ii) on account of the participant's (a) death, (b) separation from service (not applicable to self-employed individuals) or (c) disability (applicable only to self-employed individuals). This provision will be eliminated after December 31, 1999.

Eligible Rollover Distributions


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement (IRA), or rolled over to another plan or IRA within 60 days of receipt by the individual. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal Income Tax Withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution is one of a series of substantially equal periodic payments made (not less frequently than annually)
(1) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or (2) for a specified period of ten years or more. Nondeductible voluntary contributions may not be rolled over.

In addition, none of the following is treated as an eligible rollover distribution:

o    any distribution to the extent it is a required minimum  distribution under
     Section 401(a)(9) of the Code (see "Distribution Requirements and Limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o certain loans that are treated as distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income Taxation of Lump Sum Distributions" will not be available for any future distributions made before 2000.

Penalty Tax on Premature Distributions

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for (a) distributions made on account of the participant's death or disability, (b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions used to pay certain extraordinary medical expenses.

Federal Income Tax Withholding

Mandatory Federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or IRA. See the description above of "Eligible Rollover Distributions."

With respect to distributions that are not eligible rollover distributions, Federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold Federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if Federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible Rollover Distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

Distribution Requirements and Limits

Distributions from qualified plans generally must commence no later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2 (or retires from the employer sponsoring the Plan if later). Five percent owners of qualified plans must commence distribution after age 70 1/2 even if they are still working. Distributions can generally be made (1) in a lump sum payment, (2) over the life of the participant, (3) over the joint lives of the participant and his or her designated beneficiary, (4) over a period not extending beyond the life expectancy of the participant or (5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary. The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. If a designated beneficiary is other than a participant's spouse, certain minimum incidental benefit requirements also apply.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


Spousal Requirements


In the case of many corporate and Keogh plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most loans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

Certain Rules Applicable to Plan Loans

The following are Federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

o If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax Aspects of Distributions From a Plan" in this section.

o The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.

Impact of Taxes to Equitable Life

Under existing Federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the Contracts. Accordingly, Equitable Life does not anticipate that it will incur any Federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Investment Funds and it does not currently impose a charge for Federal income tax on this income when it computes Unit values for the Investment Funds. If changes in Federal tax laws or interpretations thereof would result in Equitable Life being taxed, then Equitable Life may impose a charge against the Investment Funds (on some or all Contracts) to provide for payment of such taxes.

Certain  Rules  Applicable  to Plans  Designed to Comply with Section  404(c) of
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c). The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a
Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its Agents shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

--------------------------------------------------------------------------------

           PART VIII -- PARTICIPANT RECORDKEEPING SERVICES (OPTIONAL)

--------------------------------------------------------------------------------

Services Provided

Under the Participant Recordkeeping Services (PRS) program elected by the employer or plan trustees, we:

o establish an individual participant account for each participant covered by the employer plan based on data received from the employer or trustees;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain for the employer records reflecting for each participant in the employer plan the contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the employer plan;

o provide to the employer for its individual participants' reports reflecting the activity in the individual participant's proportionate interest in the employer plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the Investment Options as instructed by the employer.

The employer or plan trustees are responsible for providing Equitable Life with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information provided by the employer or plan trustee is not provided on a timely basis or is incorrect.

The  plan  administrator   retains  full   responsibility  for  the  income  tax
withholding and reporting requirements including required notices to the participants of the employer plan, as set forth in the Code and applicable Treasury Regulations.

Investment Options

The Employer must select the Guaranteed Interest Account when PRS is elected.

Fees

For this service we charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. The fee is deducted from the individual participant's account at the end of each month by means of a reduction of Units out of the Investment Options and a cash withdrawal from the Guaranteed Interest Account. We retain the right to change the fee upon 30 days notice to the employer. See Part II -- Charges and Fees.

Enrollment

The employer may enroll for PRS at the time the employer plan is established with us under RIA or at any time thereafter upon approval by us, at our sole discretion.

We have summarized the main features of PRS here, and participation in this aspect of the RIA program is subject to the terms set forth in the participation agreement (including any separate supplementary agreement) entered into between us and the employer.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Page
Part I -- Fund Information................................................................................               2
   General................................................................................................               2
   Restrictions and Requirements of the Alliance Bond, Alliance Balanced, Alliance Common Stock
     and Alliance Aggressive Stock Funds..................................................................               2
   Certain Investments of the Alliance Bond and Alliance Balanced Funds...................................               2
   How We Determine the Unit Value........................................................................               4

   Summary of Unit Values.................................................................................               5

   Alliance Money Market Yield Information................................................................               9
   Brokerage Fees and Charges for Securities Transactions.................................................              10
   Ongoing Operations Fee.................................................................................              11

Part II -- Management for the Alliance Bond, Alliance Balanced, Alliance Common Stock
   and Alliance Aggressive Stock Funds and Equitable Life.................................................              12
   Funds..................................................................................................              12
   Distribution...........................................................................................              12
   Equitable Life.........................................................................................              12
     Directors............................................................................................              12
     Officer-Directors....................................................................................              13
     Other Officers.......................................................................................              13

Part III -- Financial Statements..........................................................................              14
   Index..................................................................................................              14
   Financial Statements...................................................................................           FSA-1
-------------------------------------------------------------------------------------------------------------------------------

If you wish to obtain a free copy of the Statement of Additional Information, send or fax this request form to:

                      Equitable Life -- RIA Service Office
                                Attn: SAI Request
                                 200 Plaza Drive
                             Secaucus, NJ 07094-3689
                               Tel: (800) 967-4560
                                 (201) 583-2302
                 (Business Days, 9 A.M. to 5 P.M. Eastern time)
                       Fax: (201) 583-2304, 2305, or 2306



--------------------------------------------------------------------------------
Please send me a copy of the Statement of Additional Information for RIA dated May 1, 1998.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                 State                              Zip Code


--------------------------------------------------------------------------------
Client Number

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998
--------------------------------------------------------------------------------
                    SEPARATE ACCOUNT UNITS OF INTEREST UNDER
                             GROUP ANNUITY CONTRACTS
--------------------------------------------------------------------------------
                                INVESTMENTS FUNDS
                                -----------------

----------------------------------------------------------------------------------------------------------------------------
POOLED SEPARATE ACCOUNTS                    SEPARATE ACCOUNT NO. 51               SEPARATE ACCOUNT NO. 66

o  Alliance Bond, Separate Account No. 13   o  Alliance Money Market              o  T. Rowe Price Equity Income
   -- Pooled                                o  Alliance Intermediate Government   o  EQ/Putnam Growth & Income Value
o  Alliance Balanced, Separate Account         Securities                         o  Merrill Lynch Basic Value Equity
   No. 10 -- Pooled                         o  Alliance Quality Bond              o  MFS Research
o  Alliance Common Stock, Separate          o  Alliance High Yield                o  T. Rowe Price International Stock
   Account No. 4 -- Pooled                  o  Alliance Growth & Income           o  Morgan Stanley Emerging Markets Equity
o  Alliance Aggressive Stock, Separate      o  Alliance Equity Index              o  Warburg Pincus Small Company Value
   Account No. 3 -- Pooled                  o  Alliance Global                    o  MFS Emerging Growth Companies
                                            o  Alliance International             o  EQ/Putnam Balanced
                                            o  Alliance Small Cap Growth          o  Merrill Lynch World Strategy
                                            o  Alliance Conservative Investors
                                            o  Alliance Growth Investors


                                     [LOGO] (TM)  ----------
                                                  RETIREMENT
                                                  ----------
                                                  INVESTMENT
                                                  ----------
                                                  ACCOUNT(R)
                                                  ----------


-------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------------------

PART I-- FUND INFORMATION.................................................................................               2
   General................................................................................................               2
   Restrictions and Requirements of the Alliance Bond, Alliance Balanced, Alliance Common Stock
     and Alliance Aggressive Stock Funds..................................................................               2
   Certain Investments of the Alliance Bond and Alliance Balanced Funds...................................               2
   How We Determine the Unit Value........................................................................               4
   Summary of Unit Values.................................................................................               5
   Alliance Money Market Yield Information................................................................               9
   Brokerage Fees and Charges for Securities Transactions.................................................              10
   Ongoing Operations Fee.................................................................................              11
PART II -- MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK
   AND ALLIANCE AGGRESSIVE STOCK FUNDS AND EQUITABLE LIFE.................................................              12
   Funds..................................................................................................              12
   Distribution...........................................................................................              12
   Equitable Life.........................................................................................              12
     Directors............................................................................................              12
     Officer-Directors....................................................................................              13
     Other Officers.......................................................................................              13
PART III-- FINANCIAL STATEMENTS...........................................................................              14
   Index..................................................................................................              14
   Financial Statements...................................................................................           FSA-1
-------------------------------------------------------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account
(RIA), dated May 1, 1998 (PROSPECTUS), and any supplements.

Terms defined in the Prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the Prospectus, and any supplements to the Prospectus, from us free of charge by writing or calling the RIA Service Office listed on the back of this SAI, or by contacting your Equitable Life Representative. Our Home Office is located at 1290 Avenue of the Americas, New York, N.Y. 10104
(212) 554-1234.

--------------------------------------------------------------------------------

888-1155 (5/98)   Copyright 1998 The Equitable Life Assurance Society of the
                              United States. All rights reserved.
Cat. No. 127660

--------------------------------------------------------------------------------


                           PART I -- FUND INFORMATION

--------------------------------------------------------------------------------

GENERAL

In our Prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, their investment objectives and policies, including types of portfolio securities they may hold and levels of investment risks that may be involved and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding Portfolios. See PART I -- RIA SUMMARY and PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, certain investments of the Alliance Bond Fund and determination of the value of Units for all Funds, including some historical information. Investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding HRT and EQAT Portfolios in which the Investment Funds invest are found in their respective Prospectuses and SAIs.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause the Fund's holding in that industry to exceed 25% of the Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Funds will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o  make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.

CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.

MORTGAGE PASS-THROUGH SECURITIES. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

ASSET-BACKED SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.

ZERO COUPON BONDS. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

REPURCHASE AGREEMENTS. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. It is usually not possible to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of
increasing   interest  rates,  than  do  securities  that  are  not  subject  to prepayment.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. A Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

FOREIGN CURRENCY FORWARD CONTRACTS. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.

HEDGING TRANSACTIONS. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

HOW WE DETERMINE THE UNIT VALUE

In our Prospectus, we discuss how employer plan assets are put into and taken out of the Funds by the purchase and redemption of Units under the Contracts, respectively. See PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus. Here we will discuss how we determine the value of Units.

When contributions are invested in the Funds, the number of Units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of Units outstanding attributable to that Fund is correspondingly decreased.

We calculate Unit values at the end of each Business Day. For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the Unit values reflect investment performance and investment management and financial accounting fees. We determine the respective Unit values for these Funds by multiplying the Unit value for the preceding Business Day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding Business Day.

o  Next,  we  add  the  investment  income  and  capital  gains,   realized  and
   unrealized, that are credited to the assets of the Fund during the Business Day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that Business Day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding Business Day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are valued as follows:

o Common stocks and other equity-type securities listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ system are valued at the last sale price or, if no sale, at the latest available bid price. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities maturing in more than 60 days are valued at representative quoted prices. The Funds can acquire short-term debt securities directly or through the acquisition of units in our Separate Account No. 2A. See PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus.

o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no last sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o The unit value of Separate Account No. 2A is calculated each day the New York Stock Exchange is open for trading by dividing (i) the value of the portfolio securities and other assets of Separate Account No. 2A at the close of the business on that day (before giving effect to amounts contributed or withdrawn during that day), by (ii) the total number of units outstanding at the close of business on the preceding day. Separate Account No. 2A invests in short-term securities which mature in 60 days or less from the date of purchase or are subject to a repurchase agreement requiring repurchase in 60 days or less. The assets of Separate Account No. 2A are valued as described with respect to the Separate Accounts.

The Unit value for an Investment Fund of Separate Account Nos. 51 and 66 for any Business Day together with any preceding non-Business Days (VALUATION PERIOD) is equal to the Unit value for the preceding Valuation Period multiplied by the net investment factor for that Investment Fund for that Valuation Period. The net investment factor for a Valuation Period is:

     (a/b) - c

where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by the relevant Trust. This share value is after deduction for investment advisory fees and other expenses of the Trust.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts are allocated or withdrawn for that Valuation Period).

(c) is the daily factor for the Separate Account Administrative Charge multiplied by the number of calendar days in the Valuation Period.

Our investment officers and the Trust's investment adviser determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.

See PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus.

SUMMARY OF UNIT VALUES

All of the Funds were established by us pursuant to the New York Insurance Law. The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds were established in 1981, 1979, 1969 and 1969, respectively. We show in the tables below the Unit values of these Funds on the last Business Day of each year since each Fund began operations. However,

Units in the Funds were not made available under RIA until subsequent dates.

Prior to June 1, 1994, the Unit values quoted for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds did not reflect the deduction of the Investment Management and Financial Accounting Fee. That fee was assessed by reducing the number of Units that the employer plan had in these Funds. The Unit values shown for the periods included in the following table through the last business day of December 1993 reflect the actual performance of the Funds before the Investment Management and Financial
Accounting Fee had been reflected in their computation. The Investment Management and Financial Accounting Fee is reflected in Unit values beginning with the last business day of 1994.

We established the Alliance Growth Investors, Alliance Conservative Investors and Alliance Global Investors Funds as Investment Funds of Separate Account No. 51 in 1993. The Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income and Alliance Equity Index Funds were established as Investment Funds of Separate Account No. 51 in 1994. The Alliance International Fund was established on
September 1, 1995 and the Alliance Small Cap Growth Fund was established in early June 1997. The tables below set forth the Unit values as of the end of each year since each Fund began operations.

The Investment Funds of Separate Account No. 66 will be available in early July 1998.

See GENERAL in this SAI. In computing the Unit values, no provisions have been made for the effect of taxes on income and gains or upon distribution.

THE UNIT VALUES REFLECT THOSE CHARGES AND FEES AS DESCRIBED IN THE RIA PROSPECTUS UNDER PART II. ALSO DESCRIBED IN PART II ARE CHARGES AND FEES WHICH ARE PAID BY THE REDUCTION OF THE NUMBER OF UNITS CREDITED TO AN EMPLOYER PLAN UNDER RIA.

The following Unit values are provided to demonstrate the changes for the period shown.

--------------------------------------------------------------------------------
                               ALLIANCE BOND FUND
                       (SEPARATE ACCOUNT NO. 13 -- POOLED)
--------------------------------------------------------------------------------
         Last Business                     Last Business
             Day of           Fund             Day of              Fund
            December       Unit Value         December          Unit Value
--------------------------------------------------------------------------------
              1981           $11.11             1990              $32.07
              1982            14.18             1991               36.89
              1983            15.15             1992               39.31
              1984            17.36             1993               43.14
              1985            20.85             1994               42.35*
              1986            23.85             1995               48.91*
              1987            24.35             1996               50.26*
              1988            25.99             1997               54.09*
              1989            29.59

--------------------------------------------------------------------------------
                             ALLIANCE BALANCED FUND
                       (SEPARATE ACCOUNT NO. 10 -- POOLED)
--------------------------------------------------------------------------------
         Last Business                     Last Business
             Day of            Fund            Day of               Fund
            December        Unit Value        December           Unit Value
--------------------------------------------------------------------------------
              1979           $11.17             1989             $ 54.84
              1980            16.32             1990               54.75
              1981            15.41             1991               77.72
              1982            22.32             1992               75.90
              1983            26.13             1993               85.85
              1984            26.74             1994               78.77*
              1985            33.66             1995               94.86*
              1986            39.31             1996              105.62*
              1987            37.40             1997              119.80*
              1988            43.14

-------------------
* These Unit values reflect the deduction of the Investment Management and Financial Accounting Fee.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLIANCE COMMON STOCK FUND
                       (SEPARATE ACCOUNT NO. 4 -- POOLED)
--------------------------------------------------------------------------------
         Last Business                         Last Business
             Day of               Fund             Day of             Fund
            December           Unit Value         December          Unit Value
--------------------------------------------------------------------------------
              1969               $15.47             1984             $ 76.85
              1970                15.87             1985              102.00
              1971                20.18             1986              116.67
              1972                25.40             1987              123.90
              1973                23.46             1988              145.61
              1974                17.06             1989              211.73
              1975                21.94             1990              188.63
              1976                26.01             1991              288.23
              1977                23.79             1992              293.22
              1978                26.56             1993              353.07
              1979                35.21             1994              346.92*
              1980                52.91             1995              457.41*
              1981                51.22             1996              538.54*
              1982                64.94             1997              683.56*
              1983                78.26

--------------------------------------------------------------------------------
                         ALLIANCE AGGRESSIVE STOCK FUND
                       (SEPARATE ACCOUNT NO. 3 -- POOLED)
--------------------------------------------------------------------------------
         Last Business                         Last Business
             Day of            Fund                Day of             Fund
            December        Unit Value            December          Unit Value
--------------------------------------------------------------------------------
              1969             $  8.69              1984             $ 32.41
              1970                7.26              1985               38.45
              1971                8.63              1986               39.27
              1972                9.73              1987               38.53
              1973                7.07              1988               39.48
              1974                4.72              1989               58.31
              1975                6.71              1990               63.79
              1976                7.91              1991              120.00
              1977                7.52              1992              116.98
              1978                8.95              1993              135.42
              1979               14.66              1994              129.95*
              1980               23.81              1995              170.67*
              1981               20.76              1996              209.06*
              1982               27.45              1997              234.35*
              1983               36.05

-------------------
* These Unit values reflect the deduction of the Investment Management and Financial Accounting Fee.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           ALLIANCE MONEY MARKET FUND
                            (SEPARATE ACCOUNT NO. 51)
-------------------------------------------------------------------------------
            Last Business
               Day of                                     Fund
              December                                  Unit Value
--------------------------------------------------------------------------------
                1994                                     $102.65
                1995                                      108.49
                1996                                      114.22
                1997                                      120.35
--------------------------------------------------------------------------------
                ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
            Last Business
               Day of                                     Fund
              December                                  Unit Value
--------------------------------------------------------------------------------
                1994                                   $ 98.94
                1995                                    112.07
                1996                                    116.24
                1997                                    124.66
--------------------------------------------------------------------------------
                           ALLIANCE QUALITY BOND FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
            Last Business
               Day of                                     Fund
              December                                 Unit Value
--------------------------------------------------------------------------------
                1994                                     $ 99.83
                1995                                      116.76
                1996                                      122.96
                1997                                      134.14
--------------------------------------------------------------------------------
                            ALLIANCE HIGH YIELD FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                      Fund
             December                                  Unit Value
--------------------------------------------------------------------------------
                1994                                     $ 98.99
                1995                                      118.64
                1996                                      145.72
                1997                                      172.55
--------------------------------------------------------------------------------
                          ALLIANCE GROWTH & INCOME FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                       Fund
             December                                   Unit Value
--------------------------------------------------------------------------------
                1994                                     $ 99.81
                1995                                      123.78
                1996                                      148.57
                1997                                      188.22
--------------------------------------------------------------------------------
                           ALLIANCE EQUITY INDEX FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                       Fund
             December                                   Unit Value
-------------------------------------------------------------------------------
                1994                                     $101.71
                1995                                      138.75
                1996                                      169.72
                1997                                      224.89
--------------------------------------------------------------------------------

                              ALLIANCE GLOBAL FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                       Fund
             December                                   Unit Value
--------------------------------------------------------------------------------
                1994                                     $ 99.84
                1995                                      118.56
                1996                                      135.81
                1997                                      151.41
--------------------------------------------------------------------------------
                           ALLIANCE INTERNATIONAL FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                       Fund
             December                                   Unit Value
--------------------------------------------------------------------------------
              1995                                       $104.60
              1996                                        114.80
              1997                                        111.24
--------------------------------------------------------------------------------
                         ALLIANCE SMALL CAP GROWTH FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
           Last Business
              Day of                                       Fund
             December                                   Unit Value
--------------------------------------------------------------------------------
                1997                                     $114.18
--------------------------------------------------------------------------------
                      ALLIANCE CONSERVATIVE INVESTORS FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
            Last Business
               Day of                                      Fund
              December                                  Unit Value
--------------------------------------------------------------------------------
                 1994                                    $ 99.83
                 1995                                     120.14
                 1996                                     126.33
                 1997                                     142.97
--------------------------------------------------------------------------------
                         ALLIANCE GROWTH INVESTORS FUND
                            (SEPARATE ACCOUNT NO. 51)
--------------------------------------------------------------------------------
            Last Business
               Day of                                      Fund
              December                                  Unit Value
--------------------------------------------------------------------------------
                 1994                                    $ 99.52
                 1995                                     125.70
                 1996                                     141.48
                 1997                                     165.12
--------------------------------------------------------------------------------

ALLIANCE MONEY MARKET YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical employer plan with one Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Unit value is computed by subtracting the Unit value at the beginning of the period from a Unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average Ongoing Operations Fee factor (explained below). This reduction is made to recognize the deduction of the Ongoing Operations Fee which is not reflected in the Unit value. See ONGOING OPERATIONS FEE in PART II -- CHARGES AND FEES of the Prospectus. Accumulation Unit Values reflect all other accrued expenses of the Alliance Money Market Fund.

The adjusted net change is divided by the Unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the Ongoing Operations Fee that is deducted from the Alliance Money Market Fund will vary for each employer plan depending upon how the plan's balance is allocated among the Investment Options. To determine the effect of the Ongoing Operations Fee on the yield, we start with the total dollar amount of the fees deducted from the Fund on the last Business Day of the prior month. This amount is multiplied by 7/30.417 to produce an average Ongoing Operations Fee factor which is used in all weekly yield computations for the ensuing quarter. The average Ongoing Operations Fee factor and the Separate Account Administrative Charge is then divided by the number of Alliance Money Market Fund Units as of the end of the prior month, and the resulting quotient is deducted from the net change in Unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/7-1.

The Alliance Money Market Fund yield will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Units of the Alliance Money Market Fund will fluctuate and not remain constant.

The Alliance Money Market Fund yield reflects charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the Guaranteed Interest Account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay earnings in dividends which accrue on a daily basis.

The Alliance Money Market Fund's seven-day current yield for the RIA Contracts was 5.35% for the period ended December 31, 1997. The effective yield for that period was 5.49%. Because these yields reflect the deduction of the Ongoing Operations Fee and the Separate Account Administrative Charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.

BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the Prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the Prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance, for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also the investment manager for HRT. Information on brokerage fees and charges for securities transactions for the Trust's Portfolios of HRT and EQAT is provided in their respective prospectuses. See
PART III -- EQUITABLE LIFE AND ITS FUNDS -- INVESTMENT MANAGEMENT in the Prospectus.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. This is taken into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information obtained by us may be used in servicing all clients or accounts under our management, including our general account. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

Our parent, the Holding Company, owns Donaldson, Lufkin & Jenrette Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation (DLJ SECURITIES CORP.), is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of DLJ Securities Corp., DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services to numerous independent regional securities firms and banks.

To the extent permitted by law, and consistent with the Fund transaction practices discussed in this SAI and the Prospectus, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. During 1996, there were no transactions effected through DLJ subsidiaries and therefore no commissions were paid.

For the years ended December 31, 1997, 1996 and 1995, total brokerage commissions for Separate Account No. 10 -- Pooled were $424,352, $931,317 and $1,016,342, respectively; for Separate Account 4 -- Pooled were $3,698,148, $5,682,578 and $6,044,623, respectively; and for Separate Account No. 3 -- Pooled were $1,876,011, $1,268,209 and $1,547,073, respectively. For 1996, total brokerage commissions for Separate Account No. 13 -- Pooled were $0. For the fiscal year ended December 31, 1997, commissions of $197,851, $1,279,938 and $799,430 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $254,843,012, $2,255,341,604 and $958,618,139, respectively.

ONGOING OPERATIONS FEE

We determine the Ongoing Operations Fee based on the combined net balances of an employer plan in all the Investment Options (including any outstanding loan balances) at the close of business on the last Business Day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last Business Day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the Prospectus. See PART II -- CHARGES AND FEES in the Prospectus.

-------------------------------------------------------------
       COMBINED BALANCE                  MONTHLY
    OF INVESTMENT OPTIONS                  RATE
-------------------------------------------------------------
     First    $   150,000             1/12 of 1.25%
     Next     $   350,000             1/12 of 1.00%
     Next     $   500,000             1/12 of 0.75%
     Next      $1,500,000             1/12 of 0.50%
     Over      $2,500,000             1/12 of 0.25%
-------------------------------------------------------------

--------------------------------------------------------------------------------

    PART II -- MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS AND EQUITABLE LIFE

--------------------------------------------------------------------------------

FUNDS

In the Prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered Contracts in the Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in 1997 were $24,226, $75,951, and $32,585, respectively; 1996 were
$33,735,  $64,279 and $26,432,  respectively;  in 1995 were $35,578, $55,579 and
$20,636, respectively. The amount of such fees received under the Alliance Bond Fund in 1997, 1996 and 1995 were $559, $640 and $455, respectively.

DISTRIBUTION

EQ Financial Services, Inc. (EQF) performs all sales functions for the Separate Accounts and may be deemed to be their principal underwriter under the 1940 Act and is also the principal underwriter of the Trust. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (EXCHANGE ACT) and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1755 Broadway, New York, New York 10019. The contracts are distributed through Equitable Life's Representatives who are registered representatives of EQF.

EQUITABLE LIF

We are managed by a Board of Directors. See PART III -- EQUITABLE LIFE AND ITS FUNDS in the Prospectus. Our Directors, certain of our executive officers and their principal occupations are set forth below.


-------------------------------------------------------------------------------------------------------------------------------
DIRECTORS
NAME                                    PRINCIPAL OCCUPATION
-------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Senior Executive Vice President, Human Resources and Communications, AXA-UAP
Henri de Castries                       Senior Executive Vice President, Financial Services and Life Insurance Activities,
                                        AXA-UAP
Joseph L. Dionne                        Chairman and Chief Executive Officer, The McGraw-Hill Companies
Denis Duverne                           Senior Vice President, International, AXA-UAP
William T. Esrey                        Chairman and Chief Executive Officer, Sprint Corporation
Jean-Rene Fourtou                       Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.
Norman C. Francis                       President, Xavier University of Louisiana
Donald J. Greene                        Counselor-at-Law, Partner, LeBoeuf, Lamb, Greene & MacRae
John T. Hartley                         Director and retired Chairman and Chief Executive Officer, Harris Corporation
John H. F. Haskell, Jr.                 Director and Managing Director, SBC Warburg Dillon Read, Inc.
Mary R. (Nina) Henderson                President, Bestfoods Grocery; Vice President, BESTFOODS
W. Edwin Jarmain                        President, Jarmain Group Inc.
G. Donald Johnston, Jr.                 Retired Chairman and Chief Executive Officer, JWT Group, Inc.
George T. Lowy                          Counselor-at-Law, Partner, Cravath, Swaine & Moore
Didier Pineau-Valencienne               Chairman and Chief Executive Officer, Schneider S.A.
George J. Sella, Jr.                    Retired Chairman of the Board and Chief Executive Officer, American Cyanamid Company
Dave H. Williams                        Chairman and Chief Executive Officer, Alliance Capital Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------


Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.


-------------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
NAME                                    PRINCIPAL OCCUPATION
-------------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Chairman of the Board and Chief Executive Officer; formerly, Senior Vice Chairman,
                                        Chase Manhattan Corporation, and prior thereto, President and Vice Chairman, Chemical Bank

Stanley B. Tulin                        Vice Chairman of the Board and Chief Financial Officer; formerly, Chairman, Insurance
                                        Consulting and Actuarial Practice, Coopers & Lybrand

Michael Hegarty                         President and Chief Operating Officer; formerly, Vice Chairman, Chase Manhattan
                                        Corporation

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
NAME                                    PRINCIPAL OCCUPATION*
-------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President and Chief Information Officer

Jose Suquet                             Senior Executive Vice President and Chief Distribution Officer

Robert E. Garber                        Executive Vice President and General Counsel

Jerome S. Golden                        Executive Vice President; formerly with JG Resources and BT Variable

Peter D. Noris                          Executive Vice President and Chief Investment Officer; formerly, Vice
                                        President / Manager, Insurance Company Investment Strategies Group,
                                        Salomon Brothers, Inc.

Harvey Blitz                            Senior Vice President and Deputy Chief Financial Officer

Kevin R. Byrne                          Senior Vice President and Treasurer

Alvin H. Fenichel                       Senior Vice President and Controller

Paul J. Flora                           Senior Vice President and Auditor

Mark A. Hug                             Senior Vice President; formerly, Vice President, Aetna

Michael S. Martin                       Senior Vice President and Chief Marketing Officer

Douglas Menkes                          Senior Vice President and Coroporate Actuary; formerly with Milliman &
                                        Robertson, Inc.

Anthony C. Pasquale                     Senior Vice President

Donald R. Kaplan                        Vice President and Chief Compliance Officer

Pauline Sherman                         Vice President, Secretary and Associate General Counsel
-------------------------------------------------------------------------------------------------------------------------------

*Current positions listed are with Equitable Life unless otherwise specified.


------------------------------------------------------------------------------------------------------------------------------

                        PART III -- FINANCIAL STATEMENTS
                                      INDEX

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        PAGE
-----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT NOS. 13 (POOLED),       Report of Independent Accountants--.......................................   FSA-1
10 (POOLED), 4 (POOLED), 3 (POOLED)
AND 51 (POOLED)

-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)         Statement of Assets and Liabilities, December 31, 1997....................   FSA-2
                                         ------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1997 and 1996..........................................   FSA-3
                                         ------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1997...............................   FSA-4
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)         Statement of Assets and Liabilities, December 31, 1997....................   FSA-6
                                         ------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1997 and 1996..........................................   FSA-7
                                         ------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1997...............................   FSA-8
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)          Statement of Assets and Liabilities, December 31, 1997....................   FSA-25
                                         ------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1997 and 1996..........................................   FSA-26
                                         ------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1997...............................   FSA-27
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)          Statement of Assets and Liabilities, December 31, 1997....................   FSA-32
                                         ------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1997 and 1996..........................................   FSA-33
                                         ------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1997...............................   FSA-34
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)         Statements of Assets and Liabilities, December 31, 1997...................   FSA-38
                                         ------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1997 and 1996..........................................   FSA-41
-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED),       Notes to Financial Statements.............................................   FSA-46
10 (POOLED), 4 (POOLED), 3 (POOLED)
AND 51 (POOLED)

-----------------------------------------------------------------------------------------------------------------------------
THE EQUITABLE LIFE ASSURANCE             Report of Independent Accountants-- ......................................      F-1
                                         ------------------------------------------------------------------------------------
SOCIETY OF THE UNITED STATES             Consolidated Balance Sheets as of December 31, 1997 and 1996 .............      F-2
                                         ------------------------------------------------------------------------------------
                                         Consolidated Statements of Earnings for the Years Ended
                                         December 31, 1997, 1996 and 1995 .........................................      F-3
                                         ------------------------------------------------------------------------------------
                                         Consolidated Statements of Shareholder's Equity for the Years
                                         Ended December 31, 1997, 1996 and 1995 ...................................      F-4
                                         ------------------------------------------------------------------------------------
                                         Consolidated Statements of Cash Flows for the Years Ended
                                         December 31, 1997, 1996 and 1995 .........................................      F-5
                                         ------------------------------------------------------------------------------------
                                         Notes to Consolidated Financial Statements ...............................      F-6
-----------------------------------------------------------------------------------------------------------------------------

                                         The financial  statements  of the Funds  reflect  fees,  charges and other expenses of the Separate Accounts  applicable to Contracts under RIA as in effect during the periods covered,  as well as the expense charges made in accordance  with the terms of all  other  contracts  participating  in the respective Funds.

-----------------------------------------------------------------------------------------------------------------------------

================================================================================
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED) AND 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account Nos. 13, 10, 4 and 3 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled) (Alliance Bond Fund), 10 (Pooled) (Alliance Balanced
Fund), 4 (Pooled) (Alliance Common Stock Fund) and 3 (Pooled) (Alliance Aggressive Stock Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1997 and each of their results of operations, the changes in net assets for each of the two years in the period then ended and the selected per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





Price Waterhouse LLP
New York, New York
February 10, 1998



                                     FSA-1

================================================================================
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments (Notes 2 and 3):
   Long-term debt securities-- at value (amortized cost: $109,988,701)......   $111,433,112
   Participation in Separate Account No. 2A-- at amortized cost, which
     approximates market value, equivalent to 3,783 units at $270.27........      1,022,502
Receivables:
   Interest.................................................................      1,352,890
   Other....................................................................         17,215
---------------------------------------------------------------------------------------------
     Total assets...........................................................    113,825,719
---------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Custodian Payable........................................................         12,825
   Due to Equitable Life's General Account..................................      1,447,671
   Investment management fees payable.......................................             79
Accrued expenses............................................................         13,118
---------------------------------------------------------------------------------------------
     Total liabilities......................................................      1,473,693
---------------------------------------------------------------------------------------------
NET ASSETS..................................................................   $112,352,026
=============================================================================================

See Notes to Financial Statements.


                                     FSA-2

================================================================================
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets

----------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                 1997                 1996
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Interest..................................      $  8,163,837         $11,040,900
EXPENSES (NOTE 4)......................................................          (690,004 )          (970,909 )
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..................................................         7,473,833          10,069,991
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain (loss) from security transactions .......................         1,189,685            (634,764 )
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year...................................................           694,679           6,646,163
   End of year.........................................................         1,444,411             694,679
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation ........................           749,732          (5,951,484 )
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.................         1,939,417          (6,586,248 )
---------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations......................         9,413,250           3,483,743
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................        30,905,572          48,188,476
Withdrawals............................................................       (62,636,625 )      (130,604,690 )
---------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals...       (31,731,053 )       (82,416,214 )
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ................................................       (22,317,803 )       (78,932,471 )
NET ASSETS-- BEGINNING OF YEAR ........................................       134,669,829         213,602,300
===============================================================================================================
NET ASSETS-- END OF YEAR...............................................      $112,352,026        $134,669,829
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-3

================================================================================
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997
--------------------------------------------------------------------------------
                                                   PRINCIPAL          VALUE
                                                    AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (4.6%)
Turner Broadcasting System, Inc.
   7.4%, 2004..................................   $5,000,000    $  5,206,850
                                                                -------------

TOTAL BUSINESS SERVICES (4.6%).................                    5,206,850
                                                                -------------

CAPITAL GOODS
AEROSPACE (2.3%)
Raytheon Co.
   6.75%, 2007.................................    2,525,000       2,572,950
                                                                -------------

TOTAL CAPITAL GOODS (2.3%).....................                    2,572,950
                                                                -------------

CONSUMER CYCLICALS
AUTO-RELATED (3.6%)
Enterprise Rent-A-Car Co.
   6.95%, 2004.................................    4,000,000       4,057,040
                                                                -------------

TOTAL CONSUMER CYCLICALS (3.6%)................                    4,057,040
                                                                -------------

CREDIT-SENSITIVE
ASSET-BACKED (0.8%)
Premier Auto Trust
   7.15% Series 95-A5, 1999....................      929,373         930,238
                                                                -------------

BANKS (6.5%)
Chase Manhattan Corp.
   8.625% Sub. Deb., 2002......................    5,000,000       5,435,600
Long Island Savings Bank
   7.0%, 2002..................................    1,850,000       1,887,962
                                                                -------------
                                                                   7,323,562
                                                                -------------
FINANCIAL SERVICES (3.9%)
Associates Corp. of North America
   6.5%, 2002..................................    4,300,000       4,341,323
                                                                -------------

U.S. GOVERNMENT (77.5%)
U.S. Treasury:
   6.125% Note, 1998...........................    9,600,000       9,633,005
   6.375% Note, 1999...........................   21,865,000      22,063,162
   6.25% Note, 2001............................   10,760,000      10,928,125
   6.5% Note, 2002.............................   24,900,000      25,631,437
   6.875% Note, 2006...........................   11,925,000      12,763,482
   6.625% Note, 2007...........................    5,650,000       5,981,938
                                                                -------------
                                                                  87,001,149
                                                                -------------
TOTAL CREDIT-SENSITIVE (88.7%).................                   99,596,272
                                                                -------------

TOTAL LONG-TERM DEBT SECURITIES (99.2%)
   (Amortized Cost $109,988,701) ..............                  111,433,112
                                                                -------------


                                     FSA-4

================================================================================
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Concluded)
--------------------------------------------------------------------------------
                                                                  VALUE
                                                                (NOTE 3)
--------------------------------------------------------------------------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 3,783
   units at $270.27 each (0.9%)..........................       $  1,022,502
                                                               --------------

TOTAL INVESTMENTS (100.1%)
   (Amortized Cost $111,011,203) ........................        112,455,614

OTHER ASSETS LESS LIABILITIES (-0.1%)....................           (103,588)
                                                               --------------

NET ASSETS (100.0%)......................................       $112,352,026
                                                               ==============
See Notes to Financial Statements.


                                     FSA-5

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Assets and Liabilities
December 31, 1997


---------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks-- at market value (cost: $108,824,778).....................    $124,460,867
   Preferred stocks-- at market value (cost: $2,677,383)....................       3,236,238
   Long-term debt securities-- at value (amortized cost: $110,232,563)......     114,106,615
   Participation in Separate Account No. 2A -- at amortized cost, which
     approximates market value, equivalent to 38,544 units at $270.27.......      10,417,265
Receivables:
   Securities sold..........................................................         810,823
   Interest.................................................................       1,517,146
   Dividends................................................................         238,861
   Others...................................................................          24,341
---------------------------------------------------------------------------------------------
     Total assets...........................................................     254,812,156
---------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Custodian payable........................................................         159,644
   Securities purchased.....................................................         110,274
   Due to Equitable Life's General Account..................................      11,079,033
   Investment management fees payable.......................................           2,561
Accrued expenses............................................................         204,725
---------------------------------------------------------------------------------------------
     Total liabilities......................................................      11,556,237
---------------------------------------------------------------------------------------------
NET ASSETS..................................................................    $243,255,919
=============================================================================================

See Notes to Financial Statements.


                                     FSA-6

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets

----------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                                    1997                1996
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Interest...............................................................        $  9,248,201        $  9,820,381
Dividends (net of foreign taxes withheld --
   1997: $109,690 and 1996: $115,641)..................................           1,765,490           2,417,609
----------------------------------------------------------------------------------------------------------------
Total...................................................................         11,013,691          12,237,990
EXPENSES (NOTE 4)......................................................          (3,985,252)         (4,691,514)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..................................................           7,028,439           7,546,476
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions..........          30,478,147          35,223,719
----------------------------------------------------------------------------------------------------------------
Unrealized  appreciation  (depreciation)  of
   investments  and foreign  currency transactions:
   Beginning of year...................................................          24,115,275          34,125,491
   End of year.........................................................          20,366,672          24,115,275
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.........................          (3,748,603)        (10,010,216)
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........................          26,729,544          25,213,503
----------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations......................          33,757,983          32,759,979
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................          50,198,862          68,031,967
Withdrawals............................................................        (153,851,256)       (161,825,766)
----------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals...        (103,652,394)        (93,793,799)
----------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS.................................................         (69,894,411)        (61,033,820)
NET ASSETS-- BEGINNING OF YEAR.........................................         313,150,330         374,184,150
================================================================================================================
NET ASSETS-- END OF YEAR...............................................        $243,255,919        $313,150,330
================================================================================================================

See Notes to Financial Statements.


                                     FSA-7

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997
--------------------------------------------------------------------------------
                                                      NUMBER OF      VALUE
                                                       SHARES       (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. ................................          600     $  103,445
Bayer AG........................................        4,000        148,416
Ciba Specialty Chemicals AG*....................          900        107,172
Dow Chemical Co. ...............................        5,000        507,500
Dupont (E.I.) de Nemours & Co. .................       12,100        726,756
Hitachi Chemical Co. Ltd. ......................       31,000        183,959
Holliday Chemical Holdings PLC..................       46,500        174,886
Kuraray Co. Ltd. ...............................       20,000        165,390
Monsanto Co. ...................................        1,800         75,600
Nippon Chemi-Con Corp. .........................       12,000         27,841
Toagosei Co. Ltd. ..............................       29,000         40,858
Union Carbide Corp. ............................        1,100         47,231
                                                                  -----------
                                                                   2,309,054
                                                                  -----------

CHEMICALS -- SPECIALTY (0.1%)
NGK Insulators..................................       18,000        159,877
                                                                  -----------

METALS & MINING (0.7%)
Aluminum Co. of America.........................        9,600        675,600
Freeport-McMoran Copper & Gold, Inc. (Class B)..       14,000        220,500
Inco Ltd. ......................................          900         15,300
Kaiser Aluminum Corp.* .........................       36,100        318,131
Phelps Dodge Corp. .............................        2,000        124,500
Steel Dynamics, Inc.* ..........................       20,900        334,400
Toho Titanium*..................................        1,000          8,423
                                                                  -----------
                                                                   1,696,854
                                                                  -----------

PAPER (0.2%)
Georgia-Pacific Corp. ..........................        1,300         78,975
Kimberly-Clark Corp. ...........................        2,200        108,488
KNP BT (Kon) N.V. ..............................        4,000         92,122
Nippon Paper Industries Co. ....................        2,000          7,841
UPM-Kymmene Oy..................................        5,010        100,215
                                                                  -----------
                                                                     387,641
                                                                  -----------

STEEL (0.1%)
Koninklijke Hoogovens N.V. .....................        2,000         81,963
NatSteel Ltd. ..................................       41,000         55,461
Pohang Iron & Steel Co. Ltd. (ADR)..............        4,000         69,750
                                                                  -----------
                                                                     207,174
                                                                  -----------

TOTAL BASIC MATERIALS (2.0%)....................                   4,760,600
                                                                  -----------



                                     FSA-8

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                     SHARES        (NOTE 3)
--------------------------------------------------------------------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
USA Waste Services, Inc.*.......................     14,800      $  580,900
                                                                 -----------

PRINTING, PUBLISHING & BROADCASTING (1.3%)
Carlton Communications PLC......................     26,000         199,841
Gannett Co. ....................................     12,200         754,112
Liberty Media Group (Class A)*..................      6,850         248,313
New Straits Times Press BHD.....................     13,000          16,110
New York Times Co. (Class A)....................      9,500         628,188
Nippon Television Network Corp. ................        100          29,326
Reuters Holding PLC (ADR).......................      7,200         477,000
Scripps (EW) Co. (Class A)......................     11,600         561,875
Television Broadcasts Ltd. .....................      1,000           2,852
Tokyo Broadcasting System, Inc. ................      2,000          25,268
United News & Media PLC.........................     18,551         209,310
Viacom, Inc. (Class B)*.........................      1,400          58,012
                                                                 -----------
                                                                  3,210,207
                                                                 -----------

PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. ...................................        700          10,077
Brisa-Auto Estradas de Portugal SA*.............        500          17,911
Meitec..........................................      2,000          56,202
                                                                 -----------
                                                                     84,190
                                                                 -----------

TRUCKING, SHIPPING (0.4%)
Bergesen Dy As  (A Shares)......................      9,450         222,956
CNF Transportation, Inc. .......................      8,700         333,863
Frontline Ltd.*.................................     30,000         121,220
                                                                 -----------
                                                                    678,039
                                                                 -----------

TOTAL BUSINESS SERVICES (1.9%)..................                  4,553,336
                                                                 -----------

CAPITAL GOODS
AEROSPACE (0.6%)
Boeing Co. .....................................     22,500       1,101,094
British Aerospace...............................      9,901         283,102
Gulfstream Aerospace Corp.* ....................      3,200          93,600
                                                                 -----------
                                                                  1,477,796
                                                                 -----------

BUILDING & CONSTRUCTION (0.4%)
Beazer Group PLC................................     36,000          95,486
Bouygues........................................      2,239         253,717
Daito Trust Construction Co. Ltd. ..............      7,500          45,770
Groupe GTM......................................      1,931         129,942
Makita Corp. ...................................     17,000         162,710
National House Industrial Co. ..................     10,000          68,530
Sho Bond Corp. .................................      1,500          27,106
Societe Technip.................................      1,400         147,711
Toda Corp. .....................................     22,000          59,801
                                                                 -----------
                                                                    990,773
                                                                 -----------


                                      FSA-9

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF        VALUE
                                                       SHARES         (NOTE 3)
--------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST PRODUCTS (0.3%)
BPB PLC............................................    20,500      $   113,799
Fujikura Ltd. .....................................     4,000           26,463
Holderbank Financiere Glaris AG....................       275          224,336
Matsushita Electric Works Ltd. ....................    22,000          190,352
Nichiha Corp. .....................................     1,000            6,110
Rugby Group PLC....................................    50,000          112,090
                                                                   ------------
                                                                       673,150
                                                                   ------------

ELECTRICAL EQUIPMENT (1.8%)
Daikin Industries Ltd. ............................    29,000          109,250
General Electric Co. ..............................    49,900        3,661,413
Johnson Electric Holdings Ltd. ....................    50,400          145,041
Legrand SA.........................................       750          149,414
Mabuchi Motor Co. .................................       200           10,153
Sumitomo Electric Industries.......................    11,000          149,923
                                                                   ------------
                                                                     4,225,194
                                                                   ------------

MACHINERY (1.1%)
Allied Signal, Inc. ...............................    20,700          806,006
Cie Generale de Geophysique SA (ADR)*..............     1,000           25,625
Fujitec Co. Ltd. ..................................    18,000           99,234
Ishikawajima Harima Heavy Industries Co. Ltd. .....    20,000           29,862
KSB AG.............................................       500          109,783
Legris Industries SA...............................     4,390          152,448
Mitsubishi Heavy Industries Ltd. ..................    14,000           58,316
Nitta Corp. .......................................     1,000           10,107
Rauma Oy...........................................       250            3,900
Schindler Holding AG Participating Certificate.....        35           36,456
Schindler Holding AG Registered....................       100          107,378
Siebe PLC..........................................    10,000          187,228
SMC Corp. .........................................       400           35,222
Stork N.V. ........................................     3,600          124,276
TI Group PLC.......................................    24,558          187,951
United Technologies Corp. .........................     9,600          699,000
Valmet Oy*.........................................     6,200           85,562
                                                                   ------------
                                                                     2,758,354
                                                                   ------------

TOTAL CAPITAL GOODS (4.2%).........................                 10,125,267
                                                                   ------------

CONSUMER CYCLICALS
AIRLINES (0.2%)
Singapore Airlines Ltd. ...........................     2,000           13,052
US Airways Group, Inc.*............................     3,100          193,750
Virgin Express Holdings PLC (ADR)*.................    18,000          373,500
                                                                   ------------
                                                                       580,302
                                                                   -------------


                                     FSA-10

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                   NUMBER OF        VALUE
                                                    SHARES        (NOTE 3)
--------------------------------------------------------------------------------
APPAREL, TEXTILE (0.4%)
Tommy Hilfiger Corp. *........................       9,800      $  344,225
Nautica Enterprises, Inc.*....................       8,300         192,975
Onward Kashiyama Co. Ltd. ....................      15,000         173,430
Reebok International Ltd. *...................      13,200         380,325
                                                                -----------
                                                                 1,090,955
                                                                -----------

AUTO-RELATED (0.6%)
Circuit City Stores, Inc.-- CarMax Group*.....      19,000         171,000
Continental AG................................       5,000         112,563
Federal-Mogul Corp. ..........................       5,400         218,700
Magna International, Inc. ....................       7,800         489,937
Minebea Co. Ltd. .............................       2,000          21,440
NGK Spark Plug Co. ...........................       8,000          45,329
Republic Industries, Inc.*....................       3,200          74,600
Sumitomo Rubber Industries, Inc. .............      33,000         139,227
Toyoda Automatic Loom Works Ltd. .............      14,000         257,274
                                                                -----------
                                                                 1,530,070
                                                                -----------

AUTOS & TRUCKS (0.8%)
Bajaj Auto Ltd. (GDR).........................       1,500          29,625
Chrysler Corp. ...............................       9,400         330,762
Ford Motor Co. ...............................      10,200         496,612
General Motors Corp. .........................       8,000         485,000
Harley-Davidson, Inc. ........................      18,500         506,438
Honda Motor Co. Ltd. .........................       1,000          36,677
UMW Holdings BHD..............................      10,000           7,585
Volkswagen AG.................................         200         111,729
                                                                -----------
                                                                 2,004,428
                                                                -----------

FOOD SERVICES, LODGING (0.2%)
Accor SA......................................         200          37,185
Choice Hotels Scandinavia ASA*................      20,000          67,797
Compass Group PLC.............................      27,000         329,915
McDonald's Corp. .............................       1,000          47,750
                                                                -----------
                                                                   482,647
                                                                -----------

HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Hunter Douglas N.V. ..........................       4,000         140,057
Industrie Natuzzi Spa (ADR)...................         600          12,375
Moulinex*.....................................       3,000          74,121
Pioneer Electric Corp. .......................      13,000         200,077
Sony Corp. ...................................       3,500         310,873
Sunbeam Corp. ................................       6,100         256,963
                                                                -----------
                                                                   994,466
                                                                -----------


                                     FSA-11

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                NUMBER OF           VALUE
                                                 SHARES           (NOTE 3)
--------------------------------------------------------------------------------
LEISURE-RELATED (1.1%)
Berjaya Sports Toto BHD.....................     27,000           $    69,071
Carnival Corp. (Class A)....................      9,100               503,913
Disney (Walt) Co. ..........................     14,033             1,390,144
EMI Group PLC...............................      1,000                 8,610
Granada Group PLC...........................     16,700               256,993
Hoyts Cinemas Group.........................     10,000                17,597
Ladbroke Group PLC..........................     51,864               224,872
NAMCO Ltd. .................................        200                 5,804
Nintendo Co. Ltd. ..........................        400                39,204
Nippon Broadcasting System..................      1,000                39,510
Toei Co. Ltd. ..............................      2,000                 7,274
                                                                  ------------
                                                                    2,562,992
                                                                  ------------

PHOTO & OPTICAL (0.2%)
Eastman Kodak Co. ..........................      2,500               152,031
Fuji Photo Film Co. ........................      5,000               191,424
Noritsu Koki Co. Ltd. ......................      1,600                39,449
                                                                  ------------
                                                                      382,904
                                                                  ------------

RETAIL -- GENERAL (2.3%)
Aldeasa SA*.................................      3,000                63,578
Boots Co. PLC...............................     14,500               210,278
British Airport Author PLC..................     30,000               240,194
CompUSA, Inc.*..............................     19,600               607,600
Dayton Hudson Corp. ........................     10,300               695,250
Dickson Concepts International Ltd. ........     31,000                45,206
Home Depot, Inc. ...........................     18,400             1,083,300
Kingfisher PLC..............................     14,953               208,252
Kohl's Corp.*...............................      3,800               258,875
Kokuyo Co. Ltd. ............................      3,000                51,685
Paris Miki, Inc. ...........................        800                 8,576
Sato Corp. .................................      1,300                22,098
Smith (W.H.) Group PLC......................      3,000                19,240
Staples, Inc.*..............................      9,000               249,750
Vendex International N.V. ..................      1,500                82,777
Wal Mart Stores, Inc. ......................     42,200             1,664,262
                                                                  ------------
                                                                    5,510,921
                                                                  ------------

TOTAL CONSUMER CYCLICALS (6.2%).............                       15,139,685
                                                                  ------------

CONSUMER NONCYCLICALS
BEVERAGES (2.1%)
Anheuser Busch, Inc. .......................      8,400               369,600
Bass PLC....................................      4,900                75,325
Coca-Cola Co. ..............................     40,600             2,704,975
Coca Cola Enterprises, Inc. ................      1,600                56,900
Diageo PLC..................................     11,000               100,898
Pepsico, Inc. ..............................     33,500             1,220,656
Scottish & Newcastle PLC....................     19,500               235,550
Whitbread PLC...............................     18,500               268,438
                                                                  ------------
                                                                    5,032,342
                                                                  ------------


                                     FSA-12

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                             NUMBER OF              VALUE
                                              SHARES              (NOTE 3)
--------------------------------------------------------------------------------
CONTAINERS (0.2%)
Schmalbach Lubeca AG....................         400            $    66,704
Sealed Air Corp.*.......................       8,600                531,050
                                                                ------------
                                                                    597,754
                                                                ------------

DRUGS (3.5%)
Astra AB (A Shares).....................       6,000                104,000
Bristol-Myers Squibb Co. ...............      18,400              1,741,100
Daiichi Pharmaceutical Co. .............      15,000                168,836
Genzyme Corporation*....................       9,300                258,075
Lilly Eli & Co. ........................       4,200                292,425
Merck KGAA..............................       3,750                126,112
Merck & Co., Inc. ......................      21,100              2,241,875
Novartis AG.............................         150                243,293
Orion-Yhtyma Oy (B Shares)..............       8,700                229,907
Pfizer, Inc. ...........................      23,840              1,777,570
Rohto Pharmaceutical Co. Ltd. ..........       3,000                 19,296
Sankyo Co. Ltd. ........................       1,000                 22,588
Santen Pharmaceutical Co. Ltd. .........       3,000                 34,456
Schering Plough Corp. ..................      17,500              1,087,187
Taisho Pharmaceutical Co. ..............       1,000                 25,498
Yamanouchi Pharmaceutical Co. Ltd. .....       3,000                 64,318
                                                                ------------
                                                                  8,436,536
                                                                ------------

FOODS (1.1%)
Campbell Soup Co. ......................      14,800                860,250
General Mills, Inc. ....................       2,000                143,250
Heinz (H.J.) Co. .......................       2,500                127,031
Huhtamaki Oy Series I...................       2,200                 90,840
Nabisco Holdings Corp. (Class A)........      10,520                509,562
Orkla ASA 'A'...........................       1,890                162,732
Parmalat Finanziaria Spa................     100,440                143,622
Tysons Foods, Inc. .....................      27,000                553,500
Yakult Honsha Co. ......................       1,000                  5,253
                                                                ------------
                                                                  2,596,040
                                                                ------------

HOSPITAL SUPPLIES & SERVICES (1.5%)
Abbott Laboratories.....................      10,700                701,519
Johnson & Johnson.......................      25,400              1,673,225
Medtronic, Inc. ........................      16,400                857,925
PT Tempo Scan Pacific...................      40,000                  3,091
United Healthcare Corp. ................       8,400                417,375
                                                                ------------
                                                                  3,653,135
                                                                ------------

RETAIL -- FOOD (0.6%)
Delhaize-Le Lion SA.....................       1,770                 89,676
Familymart Co. .........................       4,100                146,922
Kroger Co.*.............................      17,600                650,100
Promodes................................         400                165,955
Seven-Eleven Japan Co. Ltd. ............       1,000                 70,750
Woolworths Ltd. ........................     108,492                362,740
                                                                ------------
                                                                  1,486,143
                                                                ------------


                                     FSA-13

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    NUMBER OF           VALUE
                                                     SHARES            NOTE 3)
--------------------------------------------------------------------------------
SOAPS & TOILETRIES (2.1%)
Avon Products, Inc. .............................    10,200        $  626,025
Colgate Palmolive Co. ...........................    11,200           823,200
Estee Lauder Cos. (Class A)......................     7,000           360,063
Gillette Corp. ..................................    12,700         1,275,556
Procter & Gamble Co. ............................    24,300         1,939,444
                                                                   -----------
                                                                    5,024,288
                                                                   -----------

TOBACCO (0.9%)
Imperial Tobacco Group PLC.......................     1,700            10,721
Japan Tobacco, Inc. .............................        23           163,078
Philip Morris Cos., Inc. ........................    43,330         1,963,391
Seita............................................     3,000           107,668
Swedish Match AB.................................     5,500            18,373
Tabacalera SA-A..................................     1,500           121,546
                                                                   -----------
                                                                    2,384,777
                                                                   -----------

TOTAL CONSUMER NONCYCLICALS (12.0%)..............                  29,211,015
                                                                   -----------

CREDIT-SENSITIVE
BANKS (3.9%)
Allied Irish Bank................................    44,000           426,165
AMMB Holdings BHD................................    14,000             9,179
AMMB Holdings BHD Rights-- Equity*...............    14,000                54
Banco Bilbao Vizcaya SA..........................     6,000           194,080
Banc One Corp. ..................................    17,200           934,175
Banco Santander SA...............................     4,000           133,586
Bangkok Bank Public Ltd. ........................     1,000             2,492
BankAmerica Corp. ...............................     1,800           131,400
Bank Dagang Nasional Indonesia Tbk...............   234,000            14,891
Bank of Tokyo-Mitsubishi Ltd. ...................     2,000            27,565
Banque National de Paris.........................     2,600           138,197
Barnett Banks, Inc. .............................     9,600           690,000
BPI-SGPS SA*.....................................     1,200            29,177
Chase Manhattan Corp. ...........................    10,065         1,102,118
Citicorp.........................................    10,100         1,277,019
Corestates Financial Corp. ......................     9,000           720,563
Credito Italiano Spa.............................    40,000           123,324
Dao Heng Bank Group Ltd. ........................     5,000            12,485
Den Norske Bank ASA..............................    40,000           188,746
Erste Bank Oesterreichischen Sparkassen AG*......     1,120            55,700
First Union Corp. ...............................    17,500           896,875
Istituto Mobiliare Italiano......................    12,000           142,428
Long-Term Credit Bank of Japan...................    44,000            70,413
Morgan (J.P.) & Co., Inc. .......................     1,400           158,025
NationsBank Corp. ...............................    17,600         1,070,300
Philippine Commercial International Bank.........     1,000             2,840
Seventy-Seven Bank Ltd. .........................    23,000           163,783
Shizuoka Bank Ltd. ..............................     1,000            10,720
Skandinaviska Enskilda Banken (Series A).........     5,070            64,232
Societe Generale.................................     1,681           229,030
Sparbanken Sverige AB (A Shares).................     3,000            68,262


                                     FSA-14

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    NUMBER OF          VALUE
                                                     SHARES           (NOTE 3)
--------------------------------------------------------------------------------
BANKS (3.9%) (CONTINUED)
State Bank of India  (GDR).......................     4,800         $   87,360
Suncorp-Metway Ltd.*.............................    14,866             37,302
Thai Farmers Bank Public Co.-- Warrants*.........       750                 79
Toho Bank .......................................     1,000              3,982
Wing Hang Bank Ltd. .............................    31,000             87,611
Yamaguchi Bank...................................    14,000            171,516
                                                                    -----------
                                                                     9,475,674
                                                                    -----------

FINANCIAL SERVICES (2.2%)
Aiful Corp.*.....................................       500             33,882
Associates First Capital Corp. ..................     6,000            426,750
Credit Saison Co. ...............................     2,000             49,311
Fleet Financial Group, Inc. .....................    10,700            801,831
Green Tree Financial Corp. ......................     9,100            238,306
Household International, Inc. ...................     5,300            676,081
Legg Mason, Inc. ................................     5,000            279,688
MBNA Corp. ......................................    18,175            496,405
Merrill Lynch & Co., Inc. .......................     9,400            685,613
Morgan Stanley, Dean Witter, Discover & Co. .....    14,100            833,662
Newcourt Credit Group, Inc.*.....................     2,500             82,745
Nichiei Co. Ltd. ................................       100             10,643
Peregrine Investment Holdings Ltd. ..............    90,000             63,879
PMI Group, Inc. .................................     7,500            542,344
Sanyo Shinpan Finance Co. Ltd. ..................       200              8,836
Takefuji Corp. ..................................       800             36,692
Worms Et Compagnie...............................       300             22,182
                                                                    -----------
                                                                     5,288,850
                                                                    -----------

INSURANCE (3.1%)
American International Group, Inc. ..............    14,100          1,533,375
AMEV N.V. .......................................     5,300            231,055
ASR Verzekeringsgroep N.V. ......................     1,500             81,593
Assurances Generales de France...................     7,650            405,348
Catalana Occidente SA............................     1,000             50,915
Corporacion Mapfre Cia International SA..........     1,600             42,411
General Accident PLC.............................     8,000            139,797
Hartford Financial Services Group, Inc. .........     7,400            692,362
Hartford Life, Inc. .............................     8,400            380,625
ING Groep N.V. ..................................     5,000            210,579
Irish Life PLC...................................    20,000            113,539
PennCorp Financial Group, Inc. ..................    14,500            517,469
QBE Insurance Group Ltd. ........................    37,750            169,937
Royal & Sun Alliance Insurance Group PLC.........    18,700            187,343
SunAmerica, Inc. ................................    11,200            478,800
Travelers Group, Inc. ...........................    24,700          1,330,713
Travelers Property Casualty Corp. (Class A)......    12,300            541,200
Trygg Hansa AB (B Shares)........................     6,800            209,160
United Assurance Group PLC.......................    14,900            129,085
Willis Corroon Group PLC (ADR)...................       900             11,081
Zurich Versicherungs.............................       385            183,383
                                                                    -----------
                                                                     7,639,770
                                                                    -----------


                                     FSA-15

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                       NUMBER OF         VALUE
                                                        SHARES          NOTE 3)
--------------------------------------------------------------------------------
MORTGAGE-RELATED (0.5%)
Federal National Mortgage Association..............     23,300       $1,329,556
                                                                     -----------

REAL ESTATE (0.1%)
City Development Ltd. .............................      1,000            4,628
Daibiru Corp. .....................................      1,000            7,312
Sumitomo Realty & Development Co. Ltd. ............      2,000           11,485
Unibail SA.........................................      1,000           99,859
                                                                     -----------
                                                                        123,284
                                                                     -----------

UTILITY -- ELECTRIC (2.2%)
AES Corp.*.........................................     13,400          624,775
Baltimore Gas & Electric Co. ......................     10,200          347,438
Carolina Power & Light Co. ........................      4,800          203,700
Central & South West Corp. ........................     21,500          581,844
Cia Paranaense de Energia-Copel (ADR)..............     10,000          136,875
Cinergy Corp. .....................................      6,900          264,356
CMS Energy Corp. ..................................     12,400          546,375
Consolidated Edison, Inc. .........................      6,400          262,400
Duke Power Co. ....................................      6,200          343,325
Edison International...............................      8,500          231,094
Energy Group PLC...................................      5,000           55,388
FPL Group, Inc. ...................................      3,800          224,912
Hong Kong Electric Holdings Ltd. ..................     34,000          129,217
Houston Industries, Inc. ..........................     11,600          309,575
Malakoff BHD.......................................     16,000           33,320
Manila Electric Co. ...............................      3,900           12,904
National Grid Group PLC............................      1,000            4,767
Powergen PLC (ADR).................................     20,600          268,968
Texas Utilities Co. ...............................     15,400          640,063
Veba AG............................................      2,500          170,233
                                                                     -----------
                                                                      5,391,529
                                                                     -----------

UTILITY -- GAS (0.3%)
Anglian Water PLC..................................     10,000          133,030
ENRON Corp. .......................................      6,000          249,375
Scottish Power PLC.................................     44,000          387,693
                                                                     -----------
                                                                        770,098
                                                                     -----------


                                     FSA-16

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                        NUMBER OF       VALUE
                                                         SHARES        (NOTE 3)
--------------------------------------------------------------------------------
UTILITY -- TELEPHONE (1.3%)
Ameritech Corp. ......................................    5,900     $   474,950
AT&T Corp. ...........................................   13,500         826,875
BellSouth Corp. ......................................   11,300         636,331
British Telecommunications PLC........................   20,000         157,583
Cable & Wireless PLC..................................   20,800         182,590
Philippine Long Distance Telephone Co. ...............    1,800          39,111
Sprint Corp. .........................................      500          29,313
Telecom Italia Spa....................................   27,777         177,402
Telefonica de Espana..................................    8,000         228,330
Telekom Malaysia BHD..................................   28,500          84,265
Teleport Communications Group, Inc. (Class A)*........    5,200         285,350
                                                                    ------------
                                                                      3,122,100
                                                                    ------------

TOTAL CREDIT-SENSITIVE (13.6%)........................               33,140,861
                                                                    ------------

ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC*...............................................   36,500          18,283
OMV AG................................................      300          41,476
                                                                    ------------
                                                                         59,759
                                                                    ------------

OIL -- DOMESTIC (0.6%)
Apache Corp. .........................................   14,500         508,406
Union Pacific Resources Group, Inc. ..................   17,600         426,800
USX-Marathon Group....................................   18,100         610,875
                                                                    ------------
                                                                      1,546,081
                                                                    ------------

OIL -- INTERNATIONAL (1.9%)
British Petroleum Co. PLC.............................   15,000         197,205
Elf Aquitaine.........................................    1,000         116,308
Exxon Corp. ..........................................   35,100       2,147,681
Gulf Canada Resources Ltd.*...........................   37,800         264,600
Gulf Indonesia Resources Ltd.*........................    5,100         112,200
Mobil Corp. ..........................................   10,900         786,844
Repsol SA.............................................    2,750         117,281
Shell Transport & Trading Co. PLC.....................   18,000         130,518
Texaco, Inc. .........................................   10,400         565,500
Total SA-B............................................    1,000         108,831
                                                                    ------------
                                                                      4,546,968
                                                                    ------------

OIL -- SUPPLIES & CONSTRUCTION (0.8%)
BJ Services Co.*......................................    4,600         330,912
Canadian Fracmaster Ltd.*.............................   14,300         120,080
Dresser Industries, Inc. .............................   15,400         645,837
Fugro N.V.*...........................................    3,000          91,432
Halliburton Co. ......................................   12,100         628,444
Nabors Industries, Inc.*..............................    3,700         116,319
Noble Drilling Corp.*.................................    4,300         131,688
                                                                    ------------
                                                                      2,064,712
                                                                    ------------


                                     FSA-17

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
-------------------------------------------------------------------------------
                                                NUMBER OF            VALUE
                                                 SHARES             NOTE 3)
-------------------------------------------------------------------------------
RAILROADS (0.1%)
Union Pacific Corp. ...........................     200          $   12,488
                                                                 -----------

TOTAL ENERGY (3.4%)............................                   8,230,008
                                                                 -----------

TECHNOLOGY
ELECTRONICS (2.1%)
Altera Corp.*..................................   1,709              56,611
Applied Materials, Inc.*.......................   8,200             247,025
Cisco Systems, Inc.*...........................  28,150           1,569,362
Fujimi, Inc. ..................................     400              16,998
Hoya Corp. ....................................   1,000              31,394
Intel Corp. ...................................  27,786           1,951,966
Leitch Technology Corp.*.......................   1,000              30,090
Micronics Japan Co. Ltd. ......................   2,200              37,902
National Semiconductor Corp.*..................   7,900             204,906
Nikon Corp. ...................................   1,000               9,877
Rohm Co. Ltd. .................................   1,000             101,838
Sankyo Engineering Co. ........................   2,000               6,126
SMH AG.........................................     800             107,857
Solectron Corp.*...............................   6,700             278,469
TDK Corp. .....................................   1,000              75,345
Tokyo Cathode Laboratory Co.* .................   1,600              15,804
TOWA Corp. ....................................     100               2,075
Varitronix International Ltd. .................  95,000             163,053
Xilinx, Inc.*..................................   3,600             126,225
Yokogawa Electric Corp. .......................   1,000               6,171
                                                                 -----------
                                                                  5,039,094
                                                                 -----------

OFFICE EQUIPMENT (1.1%)
Barco N.V. ....................................     500              91,627
Canon, Inc. ...................................   1,000              23,277
Compaq Computer Corp. .........................  13,575             766,139
Dell Computer Corp.* ..........................   3,900             327,600
Hewlett-Packard Co. ...........................   8,100             506,250
International Business Machines Corp. .........   9,300             972,431
                                                                 -----------
                                                                  2,687,324
                                                                 -----------

OFFICE EQUIPMENT SERVICES (1.2%)
Data Communication System Co. .................   1,000              13,170
First Data Corp. ..............................  23,200             678,600
Fuji Soft ABC, Inc. ...........................     700              23,959
INES Corp. ....................................   1,000               7,734
Microsoft Corp.*...............................  16,325           2,110,006
Nippon System Development......................     700              14,364
                                                                 -----------
                                                                  2,847,833
                                                                 -----------


                                     FSA-18

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES       (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.4%)
ACC Corp.* .........................................    1,000        $   50,500
ADC Telecommunications, Inc.* ......................    5,900           246,325
Asia Satellite Telecommunications Holdings Ltd. ....   34,000            58,137
Cox Communications, Inc. (Class A)*.................   14,400           576,900
DDI Corp. ..........................................       40           105,666
DSC Communications Corp.* ..........................    7,600           182,400
Energis PLC*........................................   27,500           114,718
Intermedia Communications, Inc.*....................       61             3,706
Lucent Technologies, Inc. ..........................   14,600         1,166,175
MCI Communications Corp. ...........................   20,300           869,094
Northern Telecom Ltd. ..............................    8,900           792,100
Powertel, Inc.*.....................................   10,300           172,525
PT Indosat..........................................   73,000           135,382
PT Telekomunikasi Indonesia.........................   60,000            31,909
SK Telecom Co. Ltd. (ADR)*..........................   19,360           125,840
Tellabs, Inc.*......................................    4,600           243,225
Videsh Sanchar Nigam Ltd. (GDR)*....................    4,800            66,864
Vodafone Group PLC..................................   20,000           145,676
WorldCom, Inc.*.....................................   27,210           823,103
                                                                   -------------
                                                                      5,910,245
                                                                   -------------

TOTAL TECHNOLOGY (6.8%).............................                 16,484,496
                                                                   -------------

DIVERSIFIED
MISCELLANEOUS (1.1%)
BTR PLC.............................................   32,000            98,016
Cie Generale des Eaux...............................    1,583           220,939
Citic Pacific Ltd. .................................   11,000            43,722
First Pacific Co. ..................................   75,289            36,435
Minnesota Mining & Manufacturing Co. ...............    2,100           172,331
Montedison Spa......................................  150,000           134,713
Smith (Howard) Ltd. ................................    8,000            66,426
Swire Pacific Ltd. (Class A)........................   11,000            60,330
Tomkins PLC.........................................   14,000            65,300
Tyco International Ltd. ............................   18,800           847,175
U.S. Industries, Inc. ..............................   19,050           573,881
Viad Corp. .........................................   25,700           496,331
                                                                   -------------

TOTAL DIVERSIFIED (1.1%)............................                  2,815,599
                                                                   -------------

TOTAL COMMON STOCKS (51.2%)
   (Cost $108,824,778)..............................                124,460,867
                                                                   -------------

PREFERRED STOCKS:
BASIC MATERIALS
CHEMICALS (0.1%)
Henkel KGAA.........................................    2,500           156,337
                                                                   -------------

TOTAL BASIC MATERIALS (0.1%)........................                    156,337
                                                                   -------------


                                     FSA-19

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES        (NOTE 3)
--------------------------------------------------------------------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
   6.5% Exch. Conv. ..............................      7,800     $  183,300
                                                                  -----------

PRINTING, PUBLISHING & BROADCASTING (0.0%)
ProSieben Media AG*...............................        600         27,515
                                                                  -----------

TRUCKING, SHIPPING (0.1%)
CNF Trust I
   5.0% Conv. Series A............................      2,900        165,300
                                                                  -----------

TOTAL BUSINESS SERVICES (0.2%)....................                   376,115
                                                                  -----------

CAPITAL GOODS
AEROSPACE (0.1%)
Loral Space & Communications
   6.0% Conv. ....................................      5,800        356,700
                                                                  -----------

TOTAL CAPITAL GOODS (0.1%)........................                   356,700
                                                                  -----------

CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance Trust
   8.5% Conv. ....................................      2,800        288,050
                                                                  -----------

RETAIL -- GENERAL (0.0%)
Hornbach Holding AG...............................      1,000         68,927
                                                                  -----------

TOTAL CONSUMER CYCLICALS (0.1%)...................                   356,977
                                                                  -----------

CREDIT-SENSITIVE
UTILITY -- ELECTRIC (0.1%)
AES Trust
   $2.6875 Conv. Series A.........................      3,600        258,300
                                                                  -----------

TOTAL CREDIT-SENSITIVE (0.1%).....................                   258,300
                                                                  -----------

ENERGY
OIL -- DOMESTIC (0.1%)
Devon Financing Trust
   $3.25 Conv. ...................................      1,800        131,850
                                                                  -----------

TOTAL ENERGY (0.1%)...............................                   131,850
                                                                  -----------


                                     FSA-20

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 3)
--------------------------------------------------------------------------------
TECHNOLOGY
TELECOMMUNICATIONS (0.6%)
Intermedia Communications, Inc.:
   7.0% Conv. ..................................        4,900      $  200,900
   7.0% Conv. Series D..........................        2,600         106,600
Mobile Telecommunications
   4.5% Conv. ..................................        3,600         120,600
Nextel Strypes Trust
   7.25% Conv. .................................        8,300         197,125
Nokia Oyj (A Shares)............................        2,600         184,652
QualComm Financial Trust:
   5.75% Conv. Series 144A......................        5,500         257,469
   5.75% Conv. .................................          400          18,725
WorldCom, Inc.
   8.0% Conv. ..................................        4,900         513,888
                                                                   -----------

TOTAL TECHNOLOGY (0.6%).........................                    1,599,959
                                                                   -----------

TOTAL PREFERRED STOCKS (1.3%)
   (Cost $2,677,383)............................                    3,236,238
                                                                   -----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                       ------

LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (1.9%)
Turner Broadcasting System, Inc.
   8.375%, 2013.................................   $4,000,000       4,488,080
                                                                   -----------

PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
   7.0% Conv., 2002.............................      120,000         249,600
Personnel Group of America
   5.75% Conv., 2004............................       75,000          85,125
                                                                   -----------
                                                                      334,725
                                                                   -----------

TOTAL BUSINESS SERVICES (2.0%)..................                    4,822,805
                                                                   -----------

CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
   5.0% Conv., 2002.............................      105,000         134,138
                                                                   -----------

BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
   4.5% Conv., 2004.............................      100,000         112,375
                                                                   -----------

MACHINERY (0.1%)
DII Group, Inc.
   6.0% Conv., 2002.............................      155,000         236,956
                                                                   -----------

TOTAL CAPITAL GOODS (0.2%)......................                      483,469
                                                                   -----------


                                     FSA-21

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    PRINCIPAL         VALUE
                                                     AMOUNT         (NOTE 3)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
Cendant Corp.
   4.75% Conv., 2003........................     $  315,000       $  423,675
                                                                  -----------

RETAIL -- GENERAL (0.1%)
U.S. Office Products Co.
   5.5% Conv., 2001.........................        245,000          291,244
                                                                  -----------

TOTAL CONSUMER CYCLICALS (0.3%).............                         714,919
                                                                  -----------

CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
   7.0% Conv. Sub., 2003....................         65,000          147,794
   7.0% Conv., 2003.........................        100,000          227,375
Quintiles Transnational Corp.
   4.25% Conv., 2000........................        165,000          185,419
                                                                  -----------
                                                                     560,588
                                                                  -----------

HOSPITAL SUPPLIES & SERVICES (0.2%)
FPA Medical Management, Inc.
   6.5% Conv., 2001.........................        220,000          224,400
RES-Care, Inc.
   6.0% Conv., 2004.........................        165,000          188,100
                                                                  -----------
                                                                     412,500
                                                                  -----------

TOTAL CONSUMER NONCYCLICALS (0.4%)..........                         973,088
                                                                  -----------

CREDIT-SENSITIVE
BANKS (2.1%)
St. George Bank Ltd.
   7.15%, 2005..............................      4,850,000        4,996,567
Sumitomo Bank International
   0.75% Conv., 2001........................ Yen 26,000,000          208,538
                                                                  -----------
                                                                   5,205,105
                                                                  -----------

FINANCIAL SERVICES (1.8%)
Corp. Andina de Fomento
   7.25%, 2007..............................     $4,000,000        4,071,624
RAC Financial Group, Inc.
   7.25% Conv., 2003........................        125,000          301,250
                                                                  -----------
                                                                   4,372,874
                                                                  -----------

INSURANCE (2.3%)
John Hancock Mutual Life Insurance Co.
   7.375%, 2024.............................      5,000,000        5,245,950
Penn Treaty American Corp.
   6.25% Conv., 2003........................        175,000          225,531
                                                                  -----------
                                                                   5,471,481
                                                                  -----------


                                     FSA-22

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      PRINCIPAL         VALUE
                                                       AMOUNT         (NOTE 3)
--------------------------------------------------------------------------------
MORTGAGE-RELATED (9.7%)
Federal Home Loan Mortgage Corp.
   7.0%, 2011....................................  $ 8,408,930      $  8,537,697
Federal National Mortgage Association:
   6.5%, 2011....................................    8,586,766         8,592,133
   7.0%, 2026....................................    6,398,518         6,442,508
                                                                    ------------
                                                                      23,572,338
                                                                    ------------

U.S. GOVERNMENT (26.3%)
U.S. Treasury:
   6.125% Note, 1998.............................    4,000,000         4,013,752
   6.375% Note, 1999.............................    6,200,000         6,256,191
   6.0% Note, 2000...............................    6,800,000         6,848,878
   6.25% Note, 2001..............................   10,775,000        10,943,359
   6.5% Note, 2001...............................   11,400,000        11,681,443
   6.5% Note, 2002...............................    6,590,000         6,783,581
   6.875% Note, 2006.............................    7,050,000         7,545,707
   6.125% Bonds, 2027............................    9,810,000        10,079,775
                                                                    ------------
                                                                      64,152,686
                                                                    ------------

TOTAL CREDIT-SENSITIVE (42.2%)...................                    102,774,484
                                                                    ------------

ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
   5.0% Conv., 2006..............................      170,000           307,700
                                                                    ------------

OIL -- SUPPLIES & CONSTRUCTION (0.3%)
Diamond Offshore Drilling, Inc.
   3.75% Conv. Sub. Note, 2007...................      175,000           231,656
Parker Drilling Corp.
   5.5% Conv. Sub. Note, 2004....................      150,000           160,781
Seacor Holdings, Inc.
   5.375% Conv., 2006............................      140,000           158,550
                                                                    ------------
                                                                         550,987
                                                                    ------------

TOTAL ENERGY (0.4%)..............................                        858,687
                                                                    ------------


                                     FSA-23

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Concluded)
--------------------------------------------------------------------------------
                                                    PRINCIPAL            VALUE
                                                     AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
   5.75% Conv. Sub. Note, 2002...............       $225,000       $    308,813
Baan Co.
   4.5% Conv. Sub. Note, 2001................        175,000            268,188
Integrated Process Equipment Corp.
   6.25% Conv., 2004.........................        325,000            269,344
Level One Communications, Inc.
   4.0% Conv., 2004..........................        225,000            211,500
Photronics, Inc.
   6.0% Conv., 2004..........................        285,000            326,681
Quantum Corp.
   5.0% Conv., 2003..........................         55,000             99,825
Sanmina Corp.
   5.5% Conv., 2002..........................        205,000            496,869
SCI Systems, Inc.
   5.0% Conv., 2006..........................        255,000            474,937
Solectron Corp.
   6.0% Conv., 2006..........................        165,000            226,256
Wind River Systems, Inc.
   5.0% Conv., 2002..........................        210,000            224,700
Xilinx, Inc.
   5.25% Conv., 2002.........................        285,000            275,737
                                                                   -------------
                                                                      3,182,850
                                                                   -------------

TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
   5.75% Conv. Sub. Note, 2006...............        265,000            285,538
   5.75% Conv., 2006.........................         10,000             10,775
                                                                   -------------
                                                                        296,313
                                                                   -------------

TOTAL TECHNOLOGY (1.4%)......................                         3,479,163
                                                                   -------------

TOTAL LONG-TERM DEBT SECURITIES (46.9%)
   (Amortized Cost $110,232,563).............                       114,106,615
                                                                   -------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 38,544 units
   at $270.27 each (4.3%)....................                        10,417,265
                                                                   -------------

TOTAL INVESTMENTS (103.7%)
   (Cost/Amortized Cost $232,151,989)........                       252,220,985

OTHER ASSETS LESS LIABILITIES (-3.7%)........                       ( 8,965,066)
                                                                   -------------

NET ASSETS (100.0%)..........................                      $243,255,919
                                                                   ============
*Non-income producing.

See Notes to Financial Statements.


                                     FSA-24

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statement of Assets and Liabilities
December 31, 1997


---------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks-- at market value (cost: $1,945,635,407)...................  $2,635,013,465
   Preferred stocks-- at market value (cost: $1,742,250)....................       2,777,625
   Long-term debt securities-- at value (amortized cost: $3,016,327)........       2,728,125
   Participation in Separate Account No. 2A --at amortized cost, which
     approximates market value, equivalent to 100,276 units at $270.27......      27,101,569
Cash .......................................................................          64,818
Receivables:
   Securities sold..........................................................      15,688,292
   Dividends................................................................       1,062,061
---------------------------------------------------------------------------------------------
    Total assets............................................................   2,684,435,955
---------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Securities purchased.....................................................       6,071,076
   Due to Equitable Life's General Account..................................      32,755,106
   Investment management fees payable.......................................           7,455
Accrued expenses............................................................         525,753
Amount retained by Equitable Life in Separate Account No. 4 (Note 1)........       1,095,138
---------------------------------------------------------------------------------------------
   Total liabilities........................................................      40,454,528
---------------------------------------------------------------------------------------------
NET ASSETS (NOTE 1):
Net assets attributable to participants' accumulations......................   2,611,671,263
Reserves and other contract liabilities attributable to annuity benefits....      32,310,164
---------------------------------------------------------------------------------------------
NET ASSETS..................................................................  $2,643,981,427
=============================================================================================

See Notes to Financial Statements.


                                     FSA-25

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
                                                                                1997                 1996
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld --
   1997: $2,138 and 1996: $62,998)...................................        $   13,385,197   $   13,755,557
Interest.............................................................               845,517          292,364
-------------------------------------------------------------------------------------------------------------
Total................................................................            14,230,714       14,047,921
EXPENSES (NOTE 4)....................................................           (19,783,932)     (18,524,630)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS..................................................            (5,553,218)      (4,476,709)
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions........           372,430,956      218,176,662
-------------------------------------------------------------------------------------------------------------
Unrealized  appreciation  (depreciation)  of  investments
    and foreign  currency transactions:
   Beginning of year.................................................           448,580,808      290,870,386
   End of year.......................................................           690,125,231      448,580,808
-------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......................           241,544,423      157,710,422
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................           613,975,379      375,887,084
-------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations....................           608,422,161      371,410,375
-------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................................           546,890,479      552,427,638
Withdrawals..........................................................          (969,496,108)    (590,972,941)
-------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals.          (422,605,629)     (38,545,303)
-------------------------------------------------------------------------------------------------------------
(Increase) Decrease in accumulated amount retained by Equitable Life in
   Separate Account No. 4 (Note 1)...................................              (360,863)         536,145
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS...............................................           185,455,669      333,401,217
NET ASSETS-- BEGINNING OF YEAR.......................................         2,458,525,758    2,125,124,541
=============================================================================================================
NET ASSETS-- END OF YEAR.............................................        $2,643,981,427   $2,458,525,758
=============================================================================================================

See Notes to Financial Statements.


                                     FSA-26

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997
--------------------------------------------------------------------------------
                                                  NUMBER OF           VALUE
                                                   SHARES           (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
United States Filter Corp.*....................     554,700       $ 16,606,331
                                                                  -------------

PROFESSIONAL SERVICES (0.3%)
Corrections Corp. of America*..................     185,000
                                                                     6,856,562
                                                                  -------------

TRUCKING, SHIPPING (0.2%)
Knightsbridge Tankers, Ltd. ...................     150,000          4,246,875
OMI Corp.*.....................................     264,000
                                                                     2,425,500
                                                                  -------------

                                                                     6,672,375
                                                                  -------------

TOTAL BUSINESS SERVICES (1.1%).................                     30,135,268
                                                                  -------------

CONSUMER CYCLICALS
AIRLINES (9.0%)
America West Holdings Corp. (Class B)*.........     542,200         10,098,475
Continental Airlines, Inc. (Class B)*..........   2,600,000        125,125,000
KLM Dutch Airlines.............................     280,000         10,570,000
Northwest Airlines Corp. (Class A)*............   1,900,000         90,962,500
Southwest Airlines Co. ........................      50,000
                                                                     1,231,250
                                                                  -------------
                                                                   237,987,225
                                                                  -------------
APPAREL, TEXTILE (0.2%)
Tommy Hilfiger Corp.*..........................     100,000          3,512,500
Wolverine World Wide, Inc. ....................      91,000
                                                                     2,058,875
                                                                  -------------

                                                                     5,571,375
                                                                  -------------
AUTO-RELATED (6.3%)
Republic Industries, Inc.*.....................   7,100,000        165,518,750
                                                                  -------------

FOOD SERVICES, LODGING (1.9%)
Extended Stay America, Inc.*...................   1,400,000         17,412,500
Host Marriott Corp.*...........................   1,675,000         32,871,875
Suburban Lodges of America, Inc.*..............      70,000
                                                                       931,875
                                                                  -------------
                                                                    51,216,250
                                                                  -------------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Industrie Natuzzi Spa (ADR)....................   1,011,000         20,851,875
                                                                  -------------

LEISURE-RELATED (1.3%)
Cendant Corporation*...........................   1,000,000         34,375,000
                                                                  -------------

RETAIL-GENERAL (0.8%)
Circuit City Stores-- Circuit City Group.......     400,000         14,225,000
Limited, Inc. .................................     300,000
                                                                     7,650,000
                                                                  -------------
                                                                    21,875,000
                                                                  -------------

TOTAL CONSUMER CYCLICALS (20.3%)...............                    537,395,475
                                                                  -------------


                                     FSA-27

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                       NUMBER OF        VALUE
                                                        SHARES        (NOTE 3)
--------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Centocor, Inc.*......................................  1,230,700    $ 40,920,775
Geltex Pharmaceuticals, Inc.*........................    700,000      18,550,000
Genzyme Corporation*.................................    100,000       2,775,000
IDEC Pharmaceuticals Corp.*..........................     75,600       2,598,750
MedImmune, Inc.*.....................................    736,800      31,590,300
                                                                    ------------
                                                                      96,434,825
                                                                    ------------
FOODS (0.2%)
Tysons Foods, Inc. ..................................    228,100
                                                                       4,676,050
                                                                    ------------

TOBACCO (4.4%)
Loews Corp. .........................................  1,100,000     116,737,500
                                                                    ------------

TOTAL CONSUMER NONCYCLICALS (8.2%)...................                217,848,375
                                                                    ------------

CREDIT-SENSITIVE
BANKS (0.2%)
Chase Manhattan Corp. ...............................     40,000
                                                                       4,380,000
                                                                    ------------

FINANCIAL SERVICES (15.0%)
A.G. Edwards, Inc. ..................................    700,000      27,825,000
Green Tree Financial Corp. ..........................     54,200       1,419,362
Legg Mason, Inc. ....................................  1,200,031      67,126,734
MBNA Corp. ..........................................  4,800,000     131,100,000
Merrill Lynch & Co., Inc. ...........................  1,400,000     102,112,500
Morgan Stanley, Dean Witter, Discover & Co. .........  1,000,000      59,125,000
PMI Group, Inc. .....................................    100,000
                                                                       7,231,250
                                                                    ------------
                                                                     395,939,846
                                                                    ------------
INSURANCE (13.1%)
CNA Financial Corp.*.................................  1,700,000     217,175,000
IPC Holdings Ltd. ...................................    207,400       6,675,687
Life Re Corporation..................................    721,000      47,000,188
NAC Re Corp. ........................................    538,700      26,295,294
Travelers Group, Inc. ...............................    950,000      51,181,250
                                                                    ------------
                                                                     348,327,419
                                                                    ------------
REAL ESTATE (0.4%)
Excel Realty Trust, Inc. ............................    140,000       4,410,000
Imperial Credit Commercial Mortgage Investment Corp.      25,000         365,625
Imperial Credit Mortgage Holdings....................    187,500       3,351,562
Novastar Financial, Inc. ............................     75,000
                                                                       1,185,938
                                                                    ------------

                                                                       9,313,125
                                                                    ------------
UTILITY -- TELEPHONE (8.7%)
Telebras Sponsored (ADR).............................    250,000      29,109,375
Telephone & Data Systems, Inc. ......................  4,000,000     186,250,000
Teleport Communications Group, Inc. (Class A)*.......    300,000      16,462,500
                                                                    ------------
                                                                     231,821,875
                                                                    ------------

TOTAL CREDIT-SENSITIVE (37.4%).......................                989,782,265
                                                                    ------------



                                     FSA-28

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    NUMBER OF          VALUE
                                                     SHARES          (NOTE 3)
--------------------------------------------------------------------------------
ENERGY
OIL -- DOMESTIC (0.0%)
Apache Corp. ...................................       15,000       $    525,93
                                                                    ------------

OIL -- INTERNATIONAL (0.3%)
Gulf Canada Resources Ltd.*.....................      750,000          5,250,000
IRI International Corporation*..................      150,000          2,100,000
Petroleo Brasileiro S.A. (ADR)..................       50,000          1,169,330
                                                                    ------------
                                                                       8,519,330
                                                                    ------------
OIL -- SUPPLIES & CONSTRUCTION (15.3%)
Baker Hughes, Inc. .............................      555,000         24,211,875
BJ Services Co.*................................       15,000          1,079,063
Diamond Offshore Drilling, Inc. ................      860,000         41,387,500
Dresser Industries, Inc. .......................      170,000          7,129,375
Halliburton Co. ................................    1,400,000         72,712,500
Lukoil Holdings-- Spons (ADR)...................       15,000          1,377,375
Lukoil Holdings-- Spons (ADR) (Pref. Shares)....       40,000          1,241,576
Nabors Industries, Inc.*........................      435,000         13,675,312
Noble Drilling Corp.*...........................    1,300,000         39,812,500
Oceaneering International, Inc.* ...............      300,000          5,925,000
Parker Drilling Corp.*..........................    5,500,000         67,031,250
Rowan Cos., Inc.*...............................    3,500,000        106,750,000
Schlumberger, Ltd. .............................      270,000         21,735,000
                                                                    ------------
                                                                     404,068,326
                                                                    ------------

TOTAL ENERGY (15.6%)............................                     413,113,594
                                                                    ------------

TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.*...................................      100,000          3,312,500
DBT Online, Inc.*...............................      160,000          3,990,000
Networks Associates, Inc.*......................      400,000         21,150,000
Sterling Commerce, Inc.*........................      650,000         24,984,375
Teradyne, Inc.*.................................      290,000          9,280,000
U.S. Satellite Broadcasting Co., Inc.*..........       40,000            317,500
Xilinx, Inc.*...................................      250,000          8,765,625
                                                                    ------------
                                                                      71,800,000
                                                                    ------------
OFFICE EQUIPMENT SERVICES (0.1%)
CheckFree Holdings Corp.*.......................      100,000          2,700,000
                                                                    ------------


                                     FSA-29

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                    NUMBER OF         VALUE
                                                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (14.1%)
ADC Telecommunications, Inc.*....................     860,000     $  35,905,000
American Satellite Network-- Rights*.............      70,000                 0
Bell Canada International, Inc.*.................      25,000           381,250
Core Communications, Inc.*.......................     504,000         5,103,000
DSC Communications Corp.*........................     450,000        10,800,000
MCI Communications Corp. ........................     300,000        12,843,750
Millicom International Cellular S.A.*............   1,515,000        57,001,875
Nextel Communications, Inc. (Class A)*...........     485,000        12,610,000
Nokia Corp.-- Sponsored (A Shares) (ADR).........     260,000        18,200,000
Powertel, Inc.*..................................      73,300         1,227,775
Tellabs, Inc.*...................................     100,000         5,287,500
United States Cellular Corp.*....................   2,915,400        90,377,400
Vanguard Cellular Systems, Inc. (Class A)*.......   2,200,000        28,050,000
WorldCom, Inc.*..................................   3,100,000        93,775,000
                                                                 --------------
                                                                    371,562,550
                                                                 --------------

TOTAL TECHNOLOGY (16.9%).........................                   446,062,550
                                                                 --------------

DIVERSIFIED
MISCELLANEOUS (0.2%)
Viad Corp. ......................................      35,000           675,938
                                                                 --------------

TOTAL DIVERSIFIED (0.2%).........................                       675,938
                                                                 --------------

TOTAL COMMON STOCKS (99.7%)
   (Cost $1,945,635,407).........................                 2,635,013,465
                                                                 --------------

PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Financial Trust
   8.5% Conv. ...................................      27,000         2,777,625
                                                                 --------------
TOTAL CONSUMER CYCLICALS (0.1%)..................                     2,777,625
                                                                 --------------

TOTAL PREFERRED STOCKS (0.1%)
   (Cost $1,742,250).............................                     2,777,625
                                                                 --------------


                                     FSA-30

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Concluded)
--------------------------------------------------------------------------------
                                                     PRINCIPAL        VALUE
                                                      AMOUNT         (NOTE 3)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.1%)
United States Cellular Corp.
   Zero Coupon Conv., 2015..........................$7,500,000  $    2,728,125
                                                                ---------------

TOTAL TECHNOLOGY (0.1%).............................                 2,728,125
                                                                ---------------

TOTAL LONG-TERM DEBT SECURITIES (0.1%)
   (Amortized Cost $3,016,327)......................                 2,728,125
                                                                ---------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 100,276
   units at $270.27 each (1.0%).....................                27,101,569
                                                                ---------------


TOTAL INVESTMENTS(100.9%)
   (Cost/Amortized Cost $1,977,495,553).............             2,667,620,784

OTHER ASSETS LESS LIABILITIES  (-0.9)...............               (22,544,219)

AMOUNT RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 4 (0.0%) (NOTE 1)...........                (1,095,138)
                                                                ---------------

NET ASSETS (100.0%).................................            $2,643,981,427
                                                                ===============

Reserves attributable to participants' accumulations            $2,611,671,263
Reserves and other contract liabilities attributable
   to annuity benefits..............................                32,310,164
                                                                ---------------

NET ASSETS..........................................            $2,643,981,427
                                                                ===============
*Non-income producing.

See Notes to Financial Statements.



                                     FSA-31

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statement of Assets and Liabilities
December 31, 1997

----------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks-- at market value (cost: $397,187,129).................   $412,280,763
   Participation in Separate Account No. 2A--at amortized cost, which
     approximates market value, equivalent to 4 units at $270.27........          1,200
Receivables:
   Securities sold......................................................     46,819,407
   Dividends............................................................         94,222
----------------------------------------------------------------------------------------
   Total assets.........................................................    459,195,592
----------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Custodian payable....................................................        345,277
   Securities purchased.................................................     16,516,437
   Due to Equitable Life's General Account..............................     24,007,857
   Investment management fees payable...................................          3,333
Accrued expenses........................................................        159,701
----------------------------------------------------------------------------------------
   Total liabilities....................................................     41,032,605
========================================================================================
NET ASSETS..............................................................   $418,162,987
========================================================================================

See Notes to Financial Statements.


                                     FSA-32

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets


--------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                                                                    1997              1996
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends..............................................................       $  1,728,486       $    888,868
Interest...............................................................            456,291          1,847,954
--------------------------------------------------------------------------------------------------------------
Total..................................................................          2,184,777          2,736,822
EXPENSES (NOTE 4)......................................................         (5,757,006)        (5,268,842)
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS....................................................         (3,572,229)        (2,532,020)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions..........         93,937,473         83,136,492
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year...................................................         56,470,533         62,843,978
   End of year.........................................................         15,093,634         56,470,533
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.........................        (41,376,899)        (6,373,445)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........................         52,560,574         76,763,047
--------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations......................         48,988,345         74,231,027
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................        229,831,666        226,778,696
Withdrawals............................................................       (304,183,884)      (199,186,117)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to contributions and            (74,352,218)        27,592,579
withdrawals............................................................
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS......................................        (25,363,873)       101,823,606
NET ASSETS-- BEGINNING OF YEAR.........................................        443,526,860        341,703,254
--------------------------------------------------------------------------------------------------------------
NET ASSETS-- END OF YEAR...............................................       $418,162,987       $443,526,860
==============================================================================================================

See Notes to Financial Statements.


                                     FSA-33

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997
--------------------------------------------------------------------------------
                                                   NUMBER OF         VALUE
                                                    SHARES         (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS -- SPECIALTY (6.0%)
Crompton & Knowles Corp. ......................     494,300      $  13,098,950
Cytec Industries, Inc.*........................     251,100         11,786,006
                                                                 --------------
                                                                    24,884,956
                                                                 --------------
STEEL (1.4%)
Ispat International N.V.*......................     285,400          6,171,775
                                                                 --------------

TOTAL BASIC MATERIALS (7.4%)...................                     31,056,731
                                                                 --------------

BUSINESS SERVICES
ENVIRONMENTAL CONTROL (8.4%)
Culligan Water Technologies, Inc.*.............      59,800          3,004,950
Philip Services Corp.*.........................     264,900          3,807,937
United States Filter Corp.*....................     648,900         19,426,444
USA Waste Services, Inc.*......................     229,500          9,007,875
                                                                 --------------
                                                                    35,247,206
                                                                 --------------
PRINTING, PUBLISHING & BROADCASTING (3.7%)
Sinclair Broadcast Group.......................     207,600          9,679,350
Young Broadcasting Corp. (Class A)*............     145,300          5,630,375
                                                                 --------------
                                                                    15,309,725
                                                                 --------------
PROFESSIONAL SERVICES (4.7%)
Cambridge Technology Partners, Inc.*...........      37,400          1,556,775
Century Business Services, Inc.*...............     292,000          5,037,000
Consolidation Capital Corp.*...................     435,600          8,848,125
CORESTAFF, Inc.*...............................     152,500          4,041,250
                                                                 --------------
                                                                    19,483,150
                                                                 --------------
TRUCKING, SHIPPING (1.8%)
OMI Corp.*.....................................     824,800          7,577,850
                                                                 --------------

TOTAL BUSINESS SERVICES (18.6%)................                     77,617,931
                                                                 --------------

CAPITAL GOODS
AEROSPACE (1.3%)
Howmet International, Inc.*....................     363,900          5,435,756
                                                                 --------------

TOTAL CAPITAL GOODS (1.3%).....................                      5,435,756
                                                                 --------------

CONSUMER CYCLICALS
AIRLINES (1.5%)
Continental Airlines, Inc. (Class B)*..........     125,000          6,015,625
                                                                 --------------

APPAREL, TEXTILE (4.4%)
Tommy Hilfiger Corp.*..........................     136,200          4,784,025
Mohawk Industries, Inc.*.......................     187,100          4,104,506
Nautica Enterprises, Inc.*.....................     244,300          5,679,975
Unifi, Inc. ...................................      93,300          3,796,144
                                                                 --------------
                                                                    18,364,650
                                                                 --------------


                                     FSA-34

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF      VALUE
                                                       SHARES      (NOTE 3)
--------------------------------------------------------------------------------
AUTOS & TRUCKS (2.4%)
Miller Industries, Inc.*...........................    941,300    $ 10,118,975
                                                                  -------------

AUTO-RELATED (10.4%)
Budget Group, Inc.*................................    252,600       8,730,488
Circuit City Stores, Inc.-- CarMax Group*..........    362,700       3,264,300
Dollar Thrifty Automotive Group, Inc.*.............    196,800       4,034,400
Republic Industries, Inc.*.........................    968,800      22,585,150
United Rentals, Inc.*..............................     37,000         714,562
US Rentals, Inc.*..................................    182,800       4,295,800
                                                                  -------------
                                                                    43,624,700
                                                                  -------------
FOOD SERVICES, LODGING (7.6%)
Extended Stay America, Inc.*.......................    342,300       4,257,356
Florida Panthers Holdings, Inc.*...................    201,500       3,475,875
Host Marriott Corp.*...............................    279,800       5,491,075
ITT Corporation*...................................    222,200      18,414,825
                                                                  -------------
                                                                    31,639,131
                                                                  -------------
HOUSEHOLD FURNITURE, APPLIANCES (1.7%)
Furniture Brands International, Inc.*..............    166,000       3,403,000
Industrie Natuzzi Spa (ADR)........................    180,000       3,712,500
                                                                  -------------
                                                                     7,115,500
                                                                  -------------
LEISURE-RELATED (6.3%)
Coach USA, Inc.*...................................    166,000       5,561,000
MGM Grand, Inc.*...................................     90,300       3,256,444
Promus Hotel Corp.*................................    291,900      12,259,800
Regal Cinemas, Inc.*...............................    190,900       5,321,338
                                                                  -------------
                                                                    26,398,582
                                                                  -------------

TOTAL CONSUMER CYCLICALS (34.3%)...................                143,277,163
                                                                  -------------

CONSUMER NONCYCLICALS
DRUGS (6.5%)
Centocor, Inc.*....................................    392,000      13,034,000
Genzyme Corporation*...............................    186,300       5,169,825
Jones Medical Industries, Inc. ....................    152,000       5,814,000
MedImmune, Inc.*...................................     77,700       3,331,388
                                                                  -------------
                                                                    27,349,213
                                                                  -------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Dentsply International, Inc. ......................    114,700       3,498,350
                                                                  -------------

TOTAL CONSUMER NONCYCLICALS (7.4%).................                 30,847,563
                                                                  -------------

CREDIT-SENSITIVE
BANKS (4.0%)
Astoria Financial Corp. ...........................     65,400       3,646,050
Dime Bancorp, Inc. ................................    102,600       3,103,650
Friedman, Billings, Ramsey Group, Inc. (Class A)*..    198,100       3,553,419
Mercantile Bankshares Corp. .......................     92,300       3,611,237
Staten Island Bancorp, Inc.*.......................    146,800       3,073,625
                                                                  -------------
                                                                    16,987,981
                                                                  -------------


                                     FSA-35

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Continued)
--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 3)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (3.1%)
Imperial Credit Industries, Inc.*....................  449,200      $  9,208,600
Paine Webber, Inc. ..................................  104,400         3,608,325
                                                                    ------------
                                                                      12,816,925
                                                                    ------------
INSURANCE (1.0%)
AFLAC, Inc. .........................................   84,900         4,340,513
                                                                    ------------

MORTGAGE-RELATED (0.8%)
Resource America, Inc. ..............................   68,800         3,147,600
                                                                    ------------

REAL ESTATE (1.5%)
Imperial Credit Commercial Mortgage Investment Corp.   423,200         6,189,300
                                                                    ------------

UTILITY -- TELEPHONE (1.0%)
Telephone & Data Systems, Inc. ......................   91,300         4,251,156
                                                                    ------------

TOTAL CREDIT-SENSITIVE (11.4%).......................                 47,733,475
                                                                    ------------

ENERGY
OIL -- INTERNATIONAL (1.0%)
Gulf Canada Resources, Ltd.*.........................  573,900         4,017,300
                                                                    ------------

OIL -- SUPPLIES & CONSTRUCTION (3.7%)
BJ Services Co.*.....................................   55,800         4,014,112
Diamond Offshore Drilling, Inc. .....................  102,600         4,937,625
Nabors Industries, Inc.*.............................   72,200         2,269,788
Rowan Cos., Inc.*....................................  132,900         4,053,450
                                                                    ------------
                                                                      15,274,975
                                                                    ------------
RAILROADS (0.7%)
Wisconsin Central Transport Corp.*...................  139,300         3,256,138
                                                                    ------------

TOTAL ENERGY (5.4%)..................................                 22,548,413
                                                                    ------------

TECHNOLOGY
ELECTRONICS (8.8%)
Altera Corp.*........................................  105,400         3,491,375
Atmel Corp.*.........................................  116,500         2,162,531
Flextronics International, Ltd.*.....................   87,500         3,018,750
Hadco Corp. .........................................   69,000         3,122,250
KLA-Tencor Corp.*....................................   43,800         1,691,775
Lycos, Inc.*.........................................   62,100         2,569,388
Networks Associates, Inc.*...........................  142,900         7,555,837
Parametric Technology Corp.*.........................   69,700         3,302,037
Sterling Commerce, Inc.*.............................  153,900         5,915,531
Xilinx, Inc.*........................................  111,900         3,923,494
                                                                    ------------
                                                                      36,752,968
                                                                    ------------
OFFICE EQUIPMENT SERVICES (1.4%)
Comverse Technology, Inc.*...........................  154,100
                                                                       6,009,900
                                                                    ------------


                                     FSA-36

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1997 (Concluded)
--------------------------------------------------------------------------------
                                                   NUMBER OF        VALUE
                                                    SHARES        (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.6%)
ADC Telecommunications, Inc.*.....................   69,900      $  2,918,325
American Satellite Network-- Rights*..............    9,550                 0
Metromedia International Group, Inc.*.............  418,700         3,977,650
Millicom International Cellular S.A.*.............  109,100         4,104,888
                                                                 -------------
                                                                   11,000,863
                                                                 -------------

TOTAL TECHNOLOGY (12.8%)..........................                 53,763,731
                                                                 -------------

TOTAL COMMON STOCKS (98.6%)
   (Cost $397,187,129) ...........................                412,280,763
                                                                 -------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 4 units
   at $270.27 each (0.0%).........................                      1,200
                                                                 -------------

TOTAL INVESTMENTS (98.6%)
   (Cost/Amortized Cost $397,188,329).............                412,281,963

OTHER ASSETS LESS LIABILITIES (1.4%)..............                  5,881,024
                                                                 -------------

NET ASSETS (100.0%)...............................               $418,162,987
                                                                 =============
*Non-income producing.
See Notes to Financial Statements.


                                     FSA-37

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 51 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Global Fund, Alliance International Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund and Alliance Growth Investors Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 51 at December 31, 1997 and the results of each of their operations, the changes in each of their net assets for the periods indicated and the per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
New York, New York
February 10, 1998


                                     FSA-38

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Assets and Liabilities
December 31, 1997


-------------------------------------------------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          INTERMEDIATE
                                                             ALLIANCE      GOVERNMENT      ALLIANCE     ALLIANCE
                                                           MONEY MARKET    SECURITIES    QUALITY BOND  HIGH YIELD
                                                               FUND           FUND           FUND         FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust, at
value
   (Cost: Alliance Money Market Portfolio -- $14,643,705;
     Alliance Intermediate Government Securities
     Portfolio -- $3,012,183;
     Alliance Quality Bond Portfolio -- $3,514,218;
     Alliance High Yield Portfolio-- $6,923,928) (Note 3).   $14,532,599   $3,024,095     $3,576,119    $6,971,154
Receivable for The Hudson River Trust shares sold.........           --         5,983         15,708        15,316
Due from Equitable Life's General Account.................       150,482          --             --            --
-------------------------------------------------------------------------------------------------------------------
    Total assets..........................................    14,683,081    3,030,078      3,591,827     6,986,470
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for The Hudson River Trust shares purchased.......       147,390          --             --            --
Due to Equitable Life's General Account...................           --         4,643         13,587        11,439
Accrued expenses..........................................         3,092        1,340          2,123         3,877
-------------------------------------------------------------------------------------------------------------------
    Total liabilities.....................................       150,482        5,983         15,710        15,316
-------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................   $14,532,599   $3,024,095     $3,576,117    $6,971,154
===================================================================================================================

See Notes to Financial Statements.


                                     FSA-39

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Continued)
December 31, 1997


--------------------------------------------------------------------------------------------------------------------------
                                                                     ALLIANCE       ALLIANCE      ALLIANCE     ALLIANCE
                                                                 GROWTH & INCOME  EQUITY INDEX     GLOBAL    INTERNATIONAL
                                                                       FUND           FUND          FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust, at value
   (Cost: Alliance Growth & Income Portfolio -- $18,775,102;
     Alliance Equity Index Portfolio -- $26,737,558;
     Alliance Global Portfolio -- $42,992,687;
     Alliance International Portfolio-- $5,047,802) (Note 3)...     $20,789,405    $32,158,268  $45,811,460    $4,511,030
Receivable for The Hudson River Trust shares sold..............         396,942        231,453    1,036,088       172,208
--------------------------------------------------------------------------------------------------------------------------
    Total assets...............................................      21,186,347     32,389,721   46,847,548     4,683,238
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account........................         387,153        217,819    1,018,843       169,303
Accrued expenses...............................................           9,789         13,634       20,778         2,905
--------------------------------------------------------------------------------------------------------------------------
    Total liabilities..........................................         396,942        231,453    1,039,621       172,208
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS.....................................................     $20,789,405    $32,158,268  $45,807,927    $4,511,030
==========================================================================================================================

See Notes to Financial Statements.


                                     FSA-40

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Concluded)
December 31, 1997


-----------------------------------------------------------------------------------------------------------------
                                                                       ALLIANCE       ALLIANCE         ALLIANCE
                                                                      SMALL CAP     CONSERVATIVE        GROWTH
                                                                        GROWTH       INVESTORS        INVESTORS
                                                                         FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust, at value
   (Cost: Alliance Small Cap Growth Portfolio -- $2,372,476;
     Alliance Conservative Investors Portfolio -- $11,011,168;
     Alliance Growth Investors Portfolio-- $54,535,579) (Note 3)...   $2,282,863    $11,457,159   $57,895,040
Receivable for The Hudson River Trust shares sold..................           --         48,647       432,588
Due from Equitable Life's General Account..........................       12,786             --            --
----------------------------------------------------------------------------------------------------------------
    Total assets...................................................    2,295,649     11,505,806    58,327,628
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for The Hudson River Trust shares purchased................       11,218             --            --
Due to Equitable Life's General Account............................           --         47,280       410,786
Accrued expenses...................................................        1,568          5,723        23,602
----------------------------------------------------------------------------------------------------------------
    Total liabilities..............................................       12,786         53,003       434,388
----------------------------------------------------------------------------------------------------------------
NET ASSETS.........................................................   $2,282,863    $11,452,803   $57,893,240
================================================================================================================

See Notes to Financial Statements.


                                     FSA-41

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets


--------------------------------------------------------------------------------------------------------------
                                                                                               ALLIANCE
                                                                                             INTERMEDIATE
                                                                 ALLIANCE                     GOVERNMENT
                                                             MONEY MARKET FUND              SECURITIES FUND
                                                        -----------------------------  -----------------------
                                                                YEAR ENDED                    YEAR ENDED
                                                               DECEMBER 31,                  DECEMBER 31,
                                                           1997             1996          1997           1996
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2) -- Dividends from
   The Hudson River Trust ...........................   $   372,708     $  149,324    $  161,727   $   76,943
EXPENSES (NOTE 4)....................................       (39,743)       (33,161)      (25,703)     (10,615)
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME................................       332,965        116,163       136,024       66,328
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions................        13,278          4,681        13,927       10,495
Realized gain distribution from The Hudson River
   Trust.............................................           964             --            --           --
--------------------------------------------------------------------------------------------------------------
Net Realized Gain ...................................        14,242          4,681        13,927       10,495
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year.................................       (17,360)        (6,582)      (20,279)      18,629
   End of year ......................................      (111,106)       (17,360)       11,912      (20,279)
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......       (93,746)       (10,778)       32,191      (38,908)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................       (79,504)        (6,097)       46,118      (28,413)
--------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations....       253,461        110,066       182,142       37,915
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................    19,472,948      8,894,077     2,503,359    1,778,541
Withdrawals..........................................    (8,813,256)    (7,511,342)   (1,924,964)    (224,631)
--------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to
contributions
   and withdrawals...................................    10,659,692      1,382,735       578,395    1,553,910
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS...............................    10,913,153      1,492,801       760,537    1,591,825
NET ASSETS-- BEGINNING OF YEAR.......................     3,619,446      2,126,645     2,263,558      671,733
--------------------------------------------------------------------------------------------------------------
NET ASSETS-- END OF YEAR.............................   $14,532,599     $3,619,446    $3,024,095   $2,263,558
==============================================================================================================

See Notes to Financial Statements.


                                     FSA-42

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)


------------------------------------------------------------------------------------------------------------
                                                              ALLIANCE                      ALLIANCE
                                                          QUALITY BOND FUND              HIGH YIELD FUND
                                                       --------------------------    -----------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31,                  DECEMBER 31,
                                                          1997          1996            1997          1996
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2) -- Dividends from
   The Hudson River Trust............................  $  180,536    $  112,200     $  562,742   $  257,366
EXPENSES (NOTE 4)....................................     (22,848)      (12,935)       (50,152)     (17,433)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME................................     157,688        99,265        512,590      239,933
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions................       7,522        25,504        125,744        8,665
Realized gain distribution from The Hudson River Trust.       --            --         272,611      203,748
-----------------------------------------------------------------------------------------------------------
Net Realized Gain....................................       7,522        25,504        398,355      212,413
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year.................................      (2,628)       50,623        (14,759)      25,269
   End of year ......................................      61,901        (2,628)        47,226      (14,759)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......      64,529       (53,251)        61,985      (40,028)
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................      72,051       (27,747)       460,340      172,385
-----------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations....     229,739        71,518        972,930      412,318
-----------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................   1,383,212     1,481,796      2,995,942    3,479,819
Withdrawals..........................................    (392,114)     (556,962)    (1,643,900)    (139,163)
------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to contributions
   and withdrawals...................................     991,098       924,834      1,352,042    3,340,656
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS...............................   1,220,837       996,352      2,324,972    3,752,974
NET ASSETS-- BEGINNING OF YEAR.......................   2,355,280     1,358,928      4,646,182      893,208
============================================================================================================
NET ASSETS-- END OF YEAR.............................  $3,576,117    $2,355,280     $6,971,154   $4,646,182
============================================================================================================

See Notes to Financial Statements.


                                     FSA-43

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)


---------------------------------------------------------------------------------------------------------------
                                                                ALLIANCE                     ALLIANCE
                                                          GROWTH & INCOME FUND          EQUITY INDEX FUND
                                                       ----------------------------  --------------------------
                                                               YEAR ENDED                   YEAR ENDED
                                                              DECEMBER 31,                 DECEMBER 31,
                                                          1997            1996           1997          1996
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2) -- Dividends from
   The Hudson River Trust...........................   $   157,368    $   148,338     $   364,650  $   213,732
EXPENSES (NOTE 4)...................................      (128,440)       (66,828)       (203,806)     (97,167)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...............................        28,928         81,510         160,844      116,565
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions...............     1,257,520        181,938       1,837,842      576,586
Realized gain distribution from The Hudson
   River Trust......................................     1,199,212        578,054         113,882      653,719
---------------------------------------------------------------------------------------------------------------
Net Realized Gain...................................     2,456,732        759,992       1,951,724    1,230,305
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year................................     1,106,273        493,229       1,325,120      429,416
   End of year .....................................     2,014,303      1,106,273       5,420,710    1,325,120
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation...................       908,030        613,044       4,095,590      895,704
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....     3,364,762      1,373,036       6,047,314    2,126,009
---------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations...     3,393,690      1,454,546       6,208,158    2,242,574
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions.......................................    13,579,067      7,115,489      22,551,970   12,899,543
Withdrawals.........................................    (7,440,674)    (1,743,121)    (13,004,853)  (4,220,094)
----------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to contributions
   and withdrawals..................................     6,138,393      5,372,368       9,547,117    8,679,449
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..............................     9,532,083      6,826,914      15,755,275   10,922,023
NET ASSETS-- BEGINNING OF YEAR......................    11,257,322      4,430,408      16,402,993    5,480,970
================================================================================================================
NET ASSETS-- END OF YEAR............................   $20,789,405    $11,257,322     $32,158,268  $16,402,993
================================================================================================================

See Notes to Financial Statements.


                                     FSA-44

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Concluded)


------------------------------------------------------------------------------------------------------------------
                                                                                                       ALLIANCE
                                                                                                       SMALL CAP
                                                  ALLIANCE                     ALLIANCE                 GROWTH
                                                 GLOBAL FUND               INTERNATIONAL FUND            FUND
                                          ---------------------------   ---------------------------   ------------
                                                                                                      MAY 1, 1997*
                                                YEAR ENDED                    YEAR ENDED                  TO
                                                DECEMBER 31,                  DECEMBER 31,            DECEMBER 31,
                                             1997          1996            1997           1996           1997
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)
--Dividends
  from The Hudson River Trust........    $   928,674    $   697,045     $  142,909     $   47,717     $      380
EXPENSES (NOTE 4)....................       (450,382)      (375,304)       (48,357)       (18,456)        (5,893)
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........        478,292        321,741         94,552         29,261         (5,513)
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain from share transactions      2,804,530        571,515          7,681         15,900         25,974
Realized gain distribution from
   The Hudson River Trust............      2,994,309      1,889,554        237,295         62,809         53,703
---------------------------------------------------------------------------------------------------------------------
Net Realized Gain ...................      5,798,839      2,461,069        244,976         78,709         79,677
---------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
(depreciation) of investments:
   Beginning of period...............      4,189,776      2,311,157         56,580           (227)           --
   End of period ....................      2,818,773      4,189,776       (536,772)        56,580        (89,613)
---------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation/depreciation.........     (1,371,003)     1,878,619       (593,352)        56,807        (89,613)
---------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS............      4,427,836      4,339,688       (348,376)       135,516         (9,936)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to operations........      4,906,128      4,661,429       (253,824)       164,777        (15,449)
---------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND
   WITHDRAWALS:
Contributions........................     17,302,173     22,444,295      3,591,241      3,895,137      2,741,544
Withdrawals..........................    (20,267,132)   (11,827,050)    (2,494,955)      (437,133)      (443,232)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to contributions
   and withdrawals...................     (2,964,959)    10,617,245      1,096,286      3,458,004      2,298,312
---------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS...............      1,941,169     15,278,674        842,462      3,622,781      2,282,863
NET ASSETS-- BEGINNING OF PERIOD.....     43,866,758     28,588,084      3,668,568         45,787             --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS-- END OF PERIOD...........    $45,807,927    $43,866,758     $4,511,030     $3,668,568     $2,282,863
======================================================================================================================

*Commencement of operations.

See Notes to Financial Statements.


                                     FSA-45

================================================================================
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Concluded)

------------------------------------------------------------------------------------------------------------------
                                                            ALLIANCE                         ALLIANCE
                                                   CONSERVATIVE INVESTORS FUND         GROWTH INVESTORS FUND
                                                  ------------------------------    -----------------------------
                                                            YEAR ENDED                         YEAR ENDED
                                                           DECEMBER 31,                       DECEMBER 31,
                                                       1997           1996              1997             1996
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2) -- Dividends from
   The Hudson River Trust.......................    $  480,979     $   662,083      $  1,344,234     $  988,398
EXPENSES (NOTE 4)...............................      (156,313)       (188,556)         (391,031)      (300,959)
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...........................       324,666         473,527           953,203        687,439
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions...........        55,228         115,805         1,579,084        361,719
Realized gain distribution from The Hudson
   River Trust..................................       346,019         348,297         3,055,814      4,768,387
-----------------------------------------------------------------------------------------------------------------
Net Realized Gain...............................       401,247         464,102         4,634,898      5,130,106
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year............................      (138,527)        304,939         1,130,615      2,480,800
   End of year .................................       445,991        (138,527)        3,359,461      1,130,615
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation..       584,518        (443,466)        2,228,846     (1,350,185)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.       985,765          20,636         6,863,744      3,779,921
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable       1,310,431         494,163         7,816,947      4,467,360
to operations...................................
-----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions...................................     2,492,189      14,885,027        16,373,146     22,344,425
Withdrawals.....................................    (5,233,231)     (7,693,055)      (12,914,616)    (7,615,781)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
 .....................contributions and withdrawals  (2,741,042)      7,191,972         3,458,530     14,728,644
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............    (1,430,611)      7,686,135        11,275,477     19,196,004
NET ASSETS-- BEGINNING OF YEAR..................    12,883,414       5,197,279        46,617,763     27,421,759
=================================================================================================================
NET ASSETS-- END OF YEAR........................   $11,452,803     $12,883,414       $57,893,240    $46,617,763
=================================================================================================================

See Notes to Financial Statements.


                                     FSA-46

================================================================================
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED) AND 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements

--------------------------------------------------------------------------------

1. Separate Account Nos. 13 (Pooled) (the Alliance Bond Fund), 10 (Pooled) (the Alliance Balanced Fund), 4 (Pooled) (the Alliance Common Stock Fund), 3 (Pooled) (the Alliance Aggressive Stock Fund), and 51 (Pooled) (the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Funds) (the Funds) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of The Equitable Companies Incorporated, were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities amounting to $1,095,138 as shown in the Statement of Assets and Liabilities in Separate Account No. 4 may be transferred to Equitable Life's General Account. These financial statements reflect the total net assets and results of operations for the Separate Account Nos. 13, 10, 4, 3 and 51. The Retirement Investment Program is one of the many contract owners participating in these funds.

   Separate Account No. 51 was established as of the opening of business on July 1, 1993. Retirement Investment Account participant contributions were first allocated to the Separate Account on June 1, 1994.

   Interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 10, 4 and 3 aggregated
   $26,718,437   (11.0%),   $384,471,790   (14.5%)  and  $124,230,736   (29.7%),
   respectively,  at December  31,  1997 and  $25,996,744  (8.3%),  $288,921,270
   (11.8%) and $99,049,571 (22.3%),  respectively,  at December 31, 1996, of the net assets in these Funds.

   Equitable Life is the investment manager for the Funds. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of Separate Account Nos. 13, 10, 4 and 3 (the Equitable Funds). Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life.

   Separate Account No. 51 has eleven investment funds which invest in shares of corresponding portfolios of The Hudson River Trust (Trust). The Trust is an open-end, diversified management investment company that invests the assets of separate accounts of insurance companies. Alliance is the investment adviser to the Trust.

   Equitable Life and Alliance seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost, adjusted where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. For Separate Account No. 51, realized gains and losses on investments include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and capital gain distributions from the Trust. Dividends and realized gain distributions from the Trust are recorded on ex-date.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.

                                     FSA-47

================================================================================
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED) AND 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements (Continued)

--------------------------------------------------------------------------------

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Separate Accounts (Accounts) may buy or sell futures contracts for the purpose of protecting their Accounts' securities against anticipated future changes in interest rates that might adversely affect the value of an Accounts' securities or the price of securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts' basis in the contract. Should interest rates move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

   Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Net Assets. The contract amounts of these futures and forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. The Accounts bear the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts' futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the portfolio is exposed to the risk of default by the counterparty.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1997, Separate Account No. 10 had outstanding forward currency contracts to buy/sell foreign currency as follows:


   ------------------------------------------------------------------------------------------------------------
                                                Contract         Cost on          U.S. $         Unrealized
                                                 Amount        Origination       Currency       Appreciation
                                                 (000's)           Date            Value       (Depreciation)
   ------------------------------------------------------------------------------------------------------------
   SEPARATE ACCOUNT NO. 10
   -----------------------
   Foreign Currency Buy Contracts:
   ------------------------------
      Deutsche Marks, settling 01/02/98           2,460         $1,412,413      $1,367,426         $(44,987)
      French Franc, settling 01/23/98            14,000          2,357,518       2,326,161          (31,357)
      Japanese Yen, settling                    120,000            934,258         918,836          (15,422)
      02/27/98-04/14/98
      Netherland Guilders, settling 01/02/98      2,400          1,224,221       1,183,582          (40,639)
      Norwegian Krone, settling 01/23/98          4,500            625,142         610,169          (14,973)
      Spanish Peseta, settling 01/23/98         120,000            800,267         787,344          (12,923)
      Swedish Krona, settling                     2,989            391,221         376,753          (14,468)
      01/02/98-01/23/98

   Foreign Currency Sale Contracts:
   -------------------------------
      Deutsche Marks, settling 01/02/98           2,460          1,378,731       1,367,427           11,304
      French Franc, settling 01/23/98            14,000          2,366,844       2,326,161           40,683
      Japanese Yen, settling                    613,786          5,066,700       4,699,740          366,960
      01/06/98-04/14/98
      Netherland Guilders, settling 01/02/98      2,400          1,193,703       1,183,582           10,121
      Norwegian Krone, settling 01/23/98          4,500            626,505         610,169           16,336
      Spanish Peseta, settling 01/23/98         120,000            802,944         787,343           15,601
      Swedish Krona, settling 01/02/98            2,500            330,029         315,152           14,877
                                                                                                 ----------
                                                                                                   $301,113
                                                                                                 ==========

                                     FSA-48

================================================================================
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED) AND 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

   Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of the acquisition. At December 31, 1997, the investments held in Separate Account No. 2A consists of the following:

------------------------------------------------------------------------------------------------------------------
                                                                                   Amortized
                                                                                      Cost              %
------------------------------------------------------------------------------------------------------------------
   Commercial Paper, 5.70% - 6.75% due 01/02/98 through 02/12/98..........       $210,793,367         94.7 %
   Bankers' Acceptances, 5.65% - 5.73% due 01/16/98 through 01/26/98......          9,474,385          4.3
   ------------------------------------------------------------------------------------------------------------
   Total Investments......................................................        220,267,752         99.0
   Other Assets Less Liabilities..........................................          2,244,569          1.0
   ============================================================================================================
   Net Assets of Separate Account No. 2A .................................       $222,512,321        100.0 %
   ============================================================================================================
   Units Outstanding......................................................            823,297
   Unit Value.............................................................            $270.27

   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.

   For 1997 and 1996, investment security transactions, excluding short-term debt securities, were as follows:

                                                Purchases                                  Sales
                                    ----------------------------------       ----------------------------------
                                      Stocks and           U.S.                Stocks and           U.S.
                                         Debt           Government                Debt           Government
                                      Securities       and Agencies             Securities      and Agencies
                                    ---------------   ---------------        ----------------   ------------
    Fund
    ----
    Alliance Bond:
        1997.......................   $  37,104,183     $191,640,256         $   63,408,606       $182,061,320
        1996.......................      55,142,675      163,410,870             63,207,109        222,895,782

    Alliance Balanced:
        1997.......................     224,848,109      215,172,356            290,379,457        228,848,176
        1996.......................     337,043,222      226,791,922            416,837,259        234,990,432

    Alliance Common Stock:
        1997.......................   1,569,991,103               --          1,988,739,298                 --
        1996.......................   2,439,864,229               --          2,487,456,851                 --

    Alliance Aggressive Stock:
        1997.......................     780,418,511               --            850,626,915                 --
        1996.......................     450,676,363               --            434,241,789                 --

3. Investment securities for the Equitable Funds are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. automated quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign  securities not traded directly,  or in American  Depository  Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates. Certain Separate Accounts enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The effect on earnings of valuing the contracts is recorded from the date the Separate Accounts enter into such contracts. Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

                                     FSA-49

================================================================================
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED) AND 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.

   The value of the investments of the Funds of Separate Account No. 51 in the corresponding Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 51 in each Portfolio of the Trust by the net asset value per share of the Portfolio.

   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

4. Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. These expenses consist of asset management fees, administrative and sales-related fees, and operating expenses, as specified in each contract. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. These charges and fees are recorded as expenses in the accompanying
   Statements of Operations and Changes in Net Assets, and as an offsetting contribution to the Funds from the contract holders. Asset management fee is deducted in the daily unit values for the Equitable Funds. Administrative charge for the investment funds of Separate Account No. 51 is deducted in the daily unit value for each investment fund.

   Investments in Separate Account No. 51 are also subject to the expenses incurred in the underlying Portfolios of the Trust, which are reflected through the Portfolios' net asset values.

5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life will affect such contracts. Accordingly, no Federal income tax provision is required.

                                     FSA-50

February 10, 1998





                        Report of Independent Accountants


To the Board of Directors and Shareholders of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996 and for loan impairments in 1995.




/s/ Price Waterhouse, LLP
---------------------------
    Price Waterhouse LLP
    New York, New York
    February 10, 1998

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1997 AND 1996

                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    19,630.9        $    18,077.0
  Mortgage loans on real estate.............................................         2,611.4              3,133.0
  Equity real estate........................................................         2,749.2              3,297.5
  Policy loans..............................................................         2,422.9              2,196.1
  Other equity investments..................................................           951.5                860.6
  Investment in and loans to affiliates.....................................           731.1                685.0
  Other invested assets.....................................................           624.7                 25.4
                                                                              -----------------    -----------------
      Total investments.....................................................        29,721.7             28,274.6
Cash and cash equivalents...................................................           300.5                538.8
Deferred policy acquisition costs...........................................         3,236.6              3,104.9
Amounts due from discontinued operations....................................           572.8                996.2
Other assets................................................................         2,685.2              2,552.2
Closed Block assets.........................................................         8,566.6              8,495.0
Separate Accounts assets....................................................        36,538.7             29,646.1
                                                                              -----------------    -----------------

Total Assets................................................................   $    81,622.1        $    73,607.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    21,579.5        $    21,865.6
Future policy benefits and other policyholder's liabilities.................         4,553.8              4,416.6
Short-term and long-term debt...............................................         1,991.2              1,766.9
Other liabilities...........................................................         3,257.1              2,785.1
Closed Block liabilities....................................................         9,073.7              9,091.3
Separate Accounts liabilities...............................................        36,306.3             29,598.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        76,761.6             69,523.8
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,105.8              3,105.8
Retained earnings...........................................................         1,235.9                798.7
Net unrealized investment gains.............................................           533.6                189.9
Minimum pension liability...................................................           (17.3)               (12.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         4,860.5              4,084.0
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    81,622.1        $    73,607.8
                                                                              =================    =================



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $      950.6       $       874.0      $       788.2
Premiums......................................................          601.5               597.6              606.8
Net investment income.........................................        2,282.8             2,203.6            2,088.2
Investment (losses) gains, net................................          (45.2)               (9.8)               5.3
Commissions, fees and other income............................        1,227.2             1,081.8              897.1
Contribution from the Closed Block............................          102.5               125.0              143.2
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,119.4             4,872.2            4,528.8
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,266.2             1,270.2            1,248.3
Policyholders' benefits.......................................          978.6             1,317.7            1,008.6
Other operating costs and expenses............................        2,203.9             2,075.7            1,775.8
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,448.7             4,663.6            4,032.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................          670.7               208.6              496.1
Federal income taxes..........................................           91.5                 9.7              120.5
Minority interest in net income of consolidated subsidiaries..           54.8                81.7               62.8
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          524.4               117.2              312.8
Discontinued operations, net of Federal income taxes..........          (87.2)              (83.8)               -
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                 (23.1)               -
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      437.2       $        10.3      $       312.8
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning and end of year.....        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................          798.7               788.4              475.6
Net earnings..................................................          437.2                10.3              312.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,235.9               798.7              788.4
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year...          189.9               396.5             (220.5)
Change in unrealized investment gains (losses)................          343.7              (206.6)             617.0
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains, end of year..................          533.6               189.9              396.5
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (12.9)              (35.1)              (2.7)
Change in minimum pension liability...........................           (4.4)               22.2              (32.4)
                                                                                                      -----------------
                                                                -----------------  -----------------
Minimum pension liability, end of year........................          (17.3)              (12.9)             (35.1)
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    4,860.5       $     4,084.0      $     4,258.1
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      437.2       $        10.3      $       312.8
Adjustments  to  reconcile  net  earnings  to net  cash  provided  by  operating activities:
  Interest credited to policyholders' account balances........        1,266.2             1,270.2            1,248.3
  Universal life and investment-type product
    policy fee income.........................................         (950.6)             (874.0)            (788.2)
  Investment losses (gains)...................................           45.2                 9.8               (5.3)
  Change in Federal income tax payable........................          (74.4)             (197.1)             221.6
  Other, net..................................................          169.4               330.2               80.5
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          893.0               549.4            1,069.7
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,702.9             2,275.1            1,897.4
  Sales.......................................................       10,385.9             8,964.3            8,867.1
  Purchases...................................................      (13,205.4)          (12,559.6)         (11,675.5)
  (Increase) decrease in short-term investments...............         (555.0)              450.3              (99.3)
  Decrease in loans to discontinued operations................          420.1             1,017.0            1,226.9
  Sale of subsidiaries........................................          261.0                 -                  -
  Other, net..................................................         (612.6)             (281.0)            (413.4)
                                                                -----------------  -----------------  -----------------

Net cash used by investing activities.........................         (603.1)             (133.9)            (196.8)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities: Policyholders' account balances:
    Deposits..................................................        1,281.7             1,925.4            2,586.5
    Withdrawals...............................................       (1,886.8)           (2,385.2)          (2,657.1)
  Net increase (decrease) in short-term financings............          419.9                 (.3)             (16.4)
  Additions to long-term debt.................................           32.0                 -                599.7
  Repayments of long-term debt................................         (196.4)             (124.8)             (40.7)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (83.9)                -             (1,215.4)
  Other, net..................................................          (94.7)              (66.5)             (48.4)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (528.2)             (651.4)            (791.8)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (238.3)             (235.9)              81.1
Cash and cash equivalents, beginning of year..................          538.8               774.7              693.6
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      300.5       $       538.8      $       774.7
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      217.1       $       109.9      $        89.6
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      170.0       $       (10.0)     $       (82.7)
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and, prior to December 31, 1996, its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.7% at December 31, 1997 (54.3% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued operations (see Note
        7).

        The years "1997," "1996" and "1995" refer to the years ended December 31, 1997, 1996 and 1995, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1997 presentation.

        Closed Block

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations consist of the business of the former Guaranteed Interest Contract ("GIC") segment which includes the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the GIC lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and, during the 1997 and 1996 fourth quarter reviews, the allowance for future losses was increased. Management believes the allowance for future losses at December 31, 1997 is adequate to provide for all future losses; however, the determination of the allowance continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 7).

        Accounting Changes

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to The Equitable's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". Impaired loans within SFAS No. 114's scope are to be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The adoption of this statement did not have a material effect on the level of the allowances for possible losses or on the Company's consolidated statements of earnings and shareholder's equity.

        New Accounting Pronouncements

        In January 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits," which revises current note disclosure requirements for employers' pension and other retiree benefits. SFAS No. 132 is effective for fiscal years beginning after December 15, 1997. The Company will adopt the provisions of SFAS No. 132 in the 1998 consolidated financial statements.

        In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual and interim financial statements issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Generally, financial information will be required to be reported on the basis used by management for evaluating segment performance and for deciding how to allocate resources to segments. This statement is effective for fiscal years beginning after December 15, 1997 and need not be applied to interim reporting in the initial year of adoption. Restatement of comparative information for earlier periods is required. Management is currently reviewing its definition of business segments in light of the requirements of SFAS No. 131.

        In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general purpose financial statements. SFAS No. 130 requires an enterprise to classify items of other comprehensive income by their nature in a financial statement and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided for comparative purposes is required. The Company will adopt the provisions of SFAS No. 130 in its 1998 consolidated financial statements.

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Implementation of SFAS No. 125 did not have nor is SFAS No. 127 expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1997, the expected investment yield, excluding policy loans, generally ranged from 7.53% grading to 7.92% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $886.7 million and $869.4 million at December 31, 1997 and 1996, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $       190.2       $      189.0       $      176.0
        Incurred benefits related to prior years...........            2.1               69.1               67.8
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       192.3       $      258.1       $      243.8
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        28.8       $       32.6       $       37.0
        Benefits paid related to prior years...............          146.2              153.3              137.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       175.0       $      185.9       $      174.8
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1997, participating policies, including those in the Closed Block, represent approximately 21.2% ($50.2 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1997, 1996 and 1995, investment results of such Separate Accounts were $3,411.1 million, $2,970.6 million and $1,963.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the exercise price. See Note 21 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,230.3      $       785.0       $       74.5       $    14,940.8
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..          673.0                6.8                 .1               679.7
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================
        December 31, 1996
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $    13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3             2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3             1,559.3
            States and political subdivisions..           77.0                4.5                -                  81.5
            Foreign governments................          302.6               18.0                2.2               318.4
            Redeemable preferred stock.........          139.1                3.3                7.1               135.3
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $    18,077.0
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       362.0      $        49.3       $       17.7       $       393.6
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value having an amortized cost of $3,759.2 million and $3,915.7 million, respectively, had estimated fair values of $3,903.9 million and $4,024.6 million, respectively.

        The contractual maturity of bonds at December 31, 1997 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      149.9       $      151.3
        Due in years two through five..........................................       2,962.8            3,025.2
        Due in years six through ten...........................................       6,863.9            7,093.0
        Due after ten years....................................................       6,952.3            7,502.7
        Mortgage-backed securities.............................................       1,702.8            1,725.0
                                                                                ----------------   -----------------
        Total..................................................................  $   18,631.7       $   19,497.2
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1997, approximately 17.85% of the $18,610.6 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balances, beginning of year........................  $       137.1       $      325.3       $      284.9
        SFAS No. 121 release...............................            -               (152.4)               -
        Additions charged to income........................          334.6              125.0              136.0
        Deductions for writedowns and
          asset dispositions...............................          (87.2)            (160.8)             (95.6)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        55.8       $       50.4       $       65.5
          Equity real estate...............................          328.7               86.7              259.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        At December 31, 1997, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $12.6 million of fixed maturities and $.9 million of mortgage loans on real estate.

        At December 31, 1997 and 1996, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $23.4 million (0.9% of total mortgage loans on real estate) and $12.4 million (0.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $183.4 million and $388.3 million at December 31, 1997 and 1996, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $17.2 million, $35.5 million and $52.1 million in 1997, 1996 and 1995, respectively. Gross interest income on these loans included in net investment income aggregated $12.7 million, $28.2 million and $37.4 million in 1997, 1996 and 1995, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1997                 1996
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        196.7       $        340.0
        Impaired mortgage loans without provision for losses...............             3.6                122.3
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           200.3                462.3
        Provision for losses...............................................           (51.8)               (46.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        148.5       $        415.9
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1997, 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $246.9 million, $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $15.2 million, $38.8 million and $27.9 million ($2.3 million, $17.9 million and $13.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1997 and 1996, the carrying value of equity real estate held for sale amounted to $1,023.5 million and $345.6 million, respectively. For 1997, 1996 and 1995, respectively, real estate of $152.0 million, $58.7 million and $35.3 million was acquired in satisfaction of debt. At December 31, 1997 and 1996, the Company owned $693.3 million and $771.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $541.1 million and $587.5 million at December 31, 1997 and 1996, respectively. Depreciation expense on real estate totaled $74.9 million, $91.8 million and $121.7 million for 1997, 1996 and 1995, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (29 and 34 individual ventures as of December 31, 1997 and 1996, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $    1,700.9       $    1,883.7
        Investments in securities, generally at estimated fair value...........       1,374.8            2,430.6
        Cash and cash equivalents..............................................         105.4               98.0
        Other assets...........................................................         584.9              427.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      493.4       $    1,574.3
        Borrowed funds - the Company...........................................          31.2              137.9
        Other liabilities......................................................         284.0              415.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         808.6            2,128.0
                                                                                ----------------   -----------------

        Partners' capital......................................................       2,957.4            2,711.3
                                                                                ----------------   -----------------

        Total Liabilities and Partners' Capital................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      568.5       $      806.8
        Equity in limited partnership interests not included above.............         331.8              201.8
        Other..................................................................           4.3                9.8
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $      904.6       $    1,018.4
                                                                                ================   =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       310.5       $      348.9       $      463.5
        Revenues of other limited partnership interests....          506.3              386.1              242.3
        Interest expense - third party.....................          (91.8)            (111.0)            (135.3)
        Interest expense - the Company.....................           (7.2)             (30.0)             (41.0)
        Other expenses.....................................         (263.6)            (282.5)            (397.7)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       454.2       $      311.5       $      131.8
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        76.7       $       73.9       $       49.1
        Equity in net earnings of limited partnerships
          interests not included above.....................           69.5               35.8               44.8
        Other..............................................            (.9)                .9                1.0
                                                                                                   -----------------
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       145.3       $      110.6       $       94.9
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,459.4       $    1,307.4       $    1,151.1
        Mortgage loans on real estate......................          260.8              303.0              329.0
        Equity real estate.................................          390.4              442.4              560.4
        Other equity investments...........................          156.9              122.0               76.9
        Policy loans.......................................          177.0              160.3              144.4
        Other investment income............................          181.7              217.4              273.0
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,626.2            2,552.5            2,534.8
                                                            -----------------   ----------------   -----------------

          Investment expenses..............................          343.4              348.9              446.6
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,282.8       $    2,203.6       $    2,088.2
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $        88.1       $       60.5       $      119.9
        Mortgage loans on real estate......................          (11.2)             (27.3)             (40.2)
        Equity real estate.................................         (391.3)             (79.7)             (86.6)
        Other equity investments...........................           14.1               18.9               12.8
        Sale of subsidiaries...............................          252.1                -                  -
        Issuance and sales of Alliance Units...............            -                 20.6                -
        Other..............................................            3.0               (2.8)               (.6)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $       (45.2)      $       (9.8)      $        5.3
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $11.7 million, $29.9 million and $46.7 million for 1997, 1996 and 1995, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million and $23.7 million for 1997 and 1996, respectively. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally in the fourth quarter, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1997, 1996 and 1995, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $9,789.7 million, $8,353.5 million and $8,206.0 million. Gross gains of $166.0 million, $154.2 million and $211.4 million and gross losses of $108.8 million, $92.7 million and $64.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1997, 1996 and 1995 amounted to $513.4 million, $(258.0) million and $1,077.2 million, respectively.

        For 1997, 1996 and 1995, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $137.5 million, $136.7 million and $131.2 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. Equitable Life recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE will continue to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and the years ended December 31, 1996 and 1995, respectively, the businesses sold reported combined revenues of $91.6 million, $226.1 million and $245.6 million and combined net earnings of $10.7 million, $30.7 million and $27.9 million. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration to be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1997, the Company's ownership of Alliance Units was approximately 56.9%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       189.9       $      396.5       $     (220.5)
        Changes in unrealized investment gains (losses)....          543.3             (297.6)           1,198.9
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           53.2                -                (78.1)
            DAC............................................          (89.0)              42.3             (216.8)
            Deferred Federal income taxes..................         (163.8)              48.7             (287.0)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       871.2       $      357.8       $      615.9
            Other equity investments.......................           33.7               31.6               31.1
            Other, principally Closed Block................           80.9               53.1               93.1
                                                            -----------------   ----------------   -----------------
              Total........................................          985.8              442.5              740.1
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (19.0)             (72.2)             (72.2)
              DAC..........................................         (141.0)             (52.0)             (94.3)
              Deferred Federal income taxes................         (292.2)            (128.4)            (177.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,059.4 and $3,820.7)...........................................  $    4,231.0         $    3,889.5
        Mortgage loans on real estate........................................       1,341.6              1,380.7
        Policy loans.........................................................       1,700.2              1,765.9
        Cash and other invested assets.......................................         282.7                336.1
        DAC..................................................................         775.2                876.5
        Other assets.........................................................         235.9                246.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,566.6         $    8,495.0
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    8,993.2         $    8,999.7
        Other liabilities....................................................          80.5                 91.6
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,073.7         $    9,091.3
                                                                              =================    =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       687.1       $      724.8       $      753.4
        Investment income (net of investment
          expenses of $27.0, $27.3 and $26.7)..............          574.9              546.6              538.9
        Investment losses, net.............................          (42.4)              (5.5)             (20.2)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,219.6            1,265.9            1,272.1
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,066.7            1,106.3            1,077.6
        Other operating costs and expenses.................           50.4               34.6               51.3
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,117.1            1,140.9            1,128.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $       102.5       $      125.0       $      143.2
                                                            =================   ================   =================

        At December 31, 1997 and 1996, problem mortgage loans on real estate had an amortized cost of $8.1 million and $4.3 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $70.5 million and $114.2 million, respectively. At December 31, 1996, the restructured mortgage loans on real estate amount included $.7 million of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $       109.1      $       128.1
        Impaired mortgage loans without provision for losses...................             .6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          109.7              128.7
        Provision for losses...................................................          (17.4)             (12.9)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        92.3      $       115.8
                                                                                ================   =================

        During 1997, 1996 and 1995, the Closed Block's average recorded investment in impaired mortgage loans was $110.2 million, $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $9.4 million, $10.9 million and $5.9 million ($4.1 million, $4.7 million and $1.3 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $18.5 million and $13.8 million on mortgage loans on real estate and $16.8 million and $3.7 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million, $12.8 million and $16.8 million for 1997, 1996 and 1995, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in the fourth quarter, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Assets
        Mortgage loans on real estate........................................  $      655.5         $    1,111.1
        Equity real estate...................................................         655.6                925.6
        Other equity investments.............................................         209.3                300.5
        Short-term investments...............................................         102.0                 63.2
        Other invested assets................................................          41.9                 50.9
                                                                              -----------------    -----------------
          Total investments..................................................       1,664.3              2,451.3
        Cash and cash equivalents............................................         106.8                 42.6
        Other assets.........................................................         253.9                242.9
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,048.3         $    1,335.9
        Allowance for future losses..........................................         259.2                262.0
        Amounts due to continuing operations.................................         572.8                996.2
        Other liabilities....................................................         144.7                142.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $97.3, $127.5 and $153.1)............  $       188.6       $      245.4       $      323.6
        Investment losses, net.............................         (173.7)             (18.9)             (22.9)
        Policy fees, premiums and other income.............             .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           15.1              226.7              301.4

        Benefits and other deductions......................          169.5              250.4              326.5
        Losses charged to allowance for future losses......         (154.4)             (23.7)             (25.1)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (134.1)            (129.0)               -
        Federal income tax benefit.........................           46.9               45.2                -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (87.2)      $      (83.8)      $        -
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the allowance in 1997 and 1996, respectively.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in the fourth quarter, $92.5 million of writedown on real estate held for production of income were recognized.

        Benefits and other deductions includes $53.3 million, $114.3 million and $154.6 million of interest expense related to amounts borrowed from continuing operations in 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $28.4 million and $9.0 million on mortgage loans on real estate and $88.4 million and $20.4 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1997 and 1996, problem mortgage loans on real estate had amortized costs of $11.0 million and $7.9 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $109.4 million and $208.1 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with provision for losses......................  $       101.8      $        83.5
        Impaired mortgage loans without provision for losses...................             .2               15.0
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          102.0               98.5
        Provision for losses...................................................          (27.3)              (8.8)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        74.7      $        89.7
                                                                                ================   =================

        During 1997, 1996 and 1995, the discontinued operations' average recorded investment in impaired mortgage loans was $89.2 million, $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $6.6 million, $10.1 million and $4.5 million ($5.3 million, $7.5 million and $.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        At December 31, 1997 and 1996, discontinued operations had carrying values of $156.2 million and $263.0 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      422.2         $      174.1
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.6
          Other..............................................................            .3                   .5
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.5
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.87% - 12.00% due through 2006....................         951.1                968.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          18.5                 24.7
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,569.0              1,592.8
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,991.2         $    1,766.9
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in June 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1997 range from 5.88% to 8.50%. There were no borrowings outstanding under this bank credit facility at December 31, 1997.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1997, $50.0 million was outstanding under this program.

        During 1996, Alliance entered into a $250.0 million five-year revolving credit facility with a group of banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for Alliance's $250.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. At December 31, 1997, Alliance had $72.0 million in commercial paper outstanding and there were no borrowings under the revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. Payments of interest on, or principal of, the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,164.0 million and $1,406.4 million at December 31, 1997 and 1996, respectively, as collateral for certain long-term debt.

        At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years are $565.8 million, $201.4 million, $8.6 million, $1.7 million and $1.8 million, respectively, and $790.6 million thereafter.

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       186.5       $       97.9       $      (11.7)
          Deferred.........................................          (95.0)             (88.2)             132.2
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       234.7       $       73.0       $      173.7
        Non-taxable minority interest......................          (38.0)             (28.6)             (22.0)
        Adjustment of tax audit reserves...................          (81.7)               6.9                4.1
        Equity in unconsolidated subsidiaries..............          (45.1)             (32.3)             (19.4)
        Other..............................................           21.6               (9.3)             (15.9)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1997                  December 31, 1996
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $     257.9      $        -        $      259.2      $       -
        Other..................................         30.7               -                 -                1.8
        DAC, reserves and reinsurance..........          -               222.8               -              166.0
        Investments............................          -               405.7               -              328.6
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     288.6      $      628.5      $      259.2      $     496.4
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        46.2       $     (156.2)      $       63.3
        Investments........................................         (113.8)              78.6               13.0
        Compensation and related benefits..................            3.7               22.3               30.8
        Other..............................................          (31.1)             (32.9)              25.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense................................  $       (95.0)      $      (88.2)      $      132.2
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       448.6       $      461.4       $      474.2
        Reinsurance assumed................................          198.3              177.5              171.3
        Reinsurance ceded..................................          (45.4)             (41.3)             (38.7)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       601.5       $      597.6       $      606.8
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        61.0       $       48.2       $       44.0
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        70.6       $       54.1       $       48.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        36.4       $       32.3       $       28.5
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.6 million, $2.4 million and $260.6 million for 1997, 1996 and 1995, respectively. Ceded death and disability benefits totaled $4.3 million, $21.2 million and $188.1 million for 1997, 1996 and 1995, respectively. Insurance liabilities ceded totaled $593.8 million and $652.4 million at December 31, 1997 and 1996, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Service cost.......................................  $        32.5       $       33.8       $       30.0
        Interest cost on projected benefit obligations.....          128.2              120.8              122.0
        Actual return on assets............................         (307.6)            (181.4)            (309.2)
        Net amortization and deferrals.....................          166.6               43.4              155.6
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        19.7       $       16.6       $       (1.6)
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Actuarial present value of obligations:
          Vested...............................................................  $    1,702.6       $    1,672.2
          Non-vested...........................................................           3.9               10.1
                                                                                ----------------   -----------------
        Accumulated Benefit Obligation.........................................  $    1,706.5       $    1,682.3
                                                                                ================   =================

        Plan assets at fair value..............................................  $    1,867.4       $    1,626.0
        Projected benefit obligations..........................................       1,801.3            1,765.5
                                                                                ----------------   -----------------
        Projected benefit obligations (in excess of) or less than plan assets..          66.1             (139.5)
        Unrecognized prior service cost........................................          (9.9)             (17.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          95.0              280.0
        Unrecognized net asset at transition...................................           3.1                4.7
        Additional minimum liability...........................................           -                (19.3)
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      154.3       $      108.0
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 4.07%, respectively, at December 31, 1997 and 7.5% and 4.25%, respectively, at December 31, 1996. As of January 1, 1997 and 1996, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity, an additional minimum pension liability of $17.3 million and $12.9 million, net of Federal income taxes, at December 31, 1997 and 1996, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $33.2 million, $34.7 million and $36.4 million for 1997, 1996 and 1995, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1997, 1996 and 1995, the Company made estimated postretirement benefits payments of $18.7 million, $18.9 million and $31.1 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.5       $        5.3       $        4.0
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.7               34.6               34.7
        Net amortization and deferrals.....................            1.9                2.4               (2.3)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        41.1       $       42.3       $       36.4
                                                            =================   ================   =================

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation:
          Retirees.............................................................  $      388.5       $      381.8
          Fully eligible active plan participants..............................          45.7               50.7
          Other active plan participants.......................................          56.6               60.7
                                                                                ----------------   -----------------
                                                                                        490.8              493.2
        Unrecognized prior service cost........................................          40.3               50.5
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (140.6)            (150.5)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      390.5       $      393.2
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and costs to the Company of providing these medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.75% in 1997, gradually declining to 2.75% in the year 2009 and in 1996 was 9.5%, gradually declining to 3.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.25% and 7.50% at December 31, 1997 and 1996, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1997 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1997 and 1996, respectively, was $1,353.4 million and $649.9 million. The average unexpired terms at December 31, 1997 ranged from 1.5 to 3.8 years. At December 31, 1997, the cost of terminating outstanding matched swaps in a loss position was $10.9 million and the unrealized gain on outstanding matched swaps in a gain position was $38.9 million. The Company has no intention of terminating these contracts prior to maturity. During 1996 and 1995, net gains of $.2 million and $1.4 million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at

        December 31, 1997 of contracts purchased and sold were $7,250.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $48.5 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1997 and 1996.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1997                               1996
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,611.4     $     2,822.8     $     3,133.0     $    3,394.6
        Other limited partnership interests....         509.4             509.4             467.0            467.0
        Policy loans...........................       2,422.9           2,493.9           2,196.1          2,221.6
        Policyholders' account balances -
          investment contracts.................      12,611.0          12,714.0          12,908.7         12,992.2
        Long-term debt.........................       1,569.0           1,531.5           1,592.8          1,557.7

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,341.6           1,420.7           1,380.7          1,425.6
        Other equity investments...............          86.3              86.3             105.0            105.0
        Policy loans...........................       1,700.2           1,784.2           1,765.9          1,798.0
        SCNILC liability.......................          27.6              30.3              30.6             34.9

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         655.5             779.9           1,111.1          1,220.3
        Fixed maturities.......................          38.7              38.7              42.5             42.5
        Other equity investments...............         209.3             209.3             300.5            300.5
        Guaranteed interest contracts..........          37.0              34.0             290.7            300.5
        Long-term debt.........................         102.0             102.1             102.1            102.2

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $202.6 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $362.1 million at December 31, 1997, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $47.4 million of letters of credit outstanding at December 31, 1997.

14)     LITIGATION

        Equitable Life recently agreed to settle, subject to court approval, previously disclosed cases brought by persons insured under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "Policies") in New York (Golomb et al. v. The Equitable Life Assurance Society of the United States), Pennsylvania (Malvin et al. v. The Equitable Life Assurance Society of the United States), Texas (Bowler et al. v. The Equitable Life Assurance Society of the United States), Florida (Bachman v. The Equitable Life Assurance Society of the United States) and California (Fletcher v. The Equitable Life Assurance Society of the United States). Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the Policies and was misrepresented. Plaintiffs in Bowler and Fletcher also claimed that Equitable Life misrepresented to policyholders in Texas and California, respectively, that premium increases had been approved by insurance departments in those states and determined annual rate increases in a manner that discriminated against policyholders in those states in violation of the terms of the Policies, representations to policyholders and/or state law. The New York trial court dismissed the Golomb action with prejudice and plaintiffs appealed. In Bowler and Fletcher,
        Equitable Life denied the material allegations of the complaints and filed motions for summary judgment which have been fully briefed. The Malvin action was stayed indefinitely pending the outcome of proceedings in Golomb and in Fletcher the magistrate concluded that the case should be remanded to California state court and Equitable Life appealed that determination to the district judge. On December 23, 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in the dismissal with prejudice of each of the five pending actions and the resolution of all similar claims on a nationwide basis.

        The settlement agreement provides for the creation of a nationwide class consisting of all persons holding, and paying premiums on, the Policies at any time since January 1, 1988. An amended complaint will be filed in the federal district court in Tampa, Florida (where the Florida action is pending), that would assert claims of the kind previously made in the cases described above on a nationwide basis, on behalf of policyholders in the nationwide class, which consists of approximately 127,000 former and current policyholders. If the settlement is approved, Equitable Life would pay $14,166,000 in exchange for release of all claims for past damages on claims of the type described in the five pending actions and the amended complaint. Costs of administering the settlement and any attorneys' fees awarded by the court to plaintiffs' counsel would be deducted from this fund before distribution of the balance to the class. In addition to this payment, Equitable Life will provide future relief to current holders of certain forms of the Policies in the form of an agreement to be embodied in the court's judgment, restricting the premium increases Equitable Life can seek on these Policies in the future. The parties estimate the present value of these restrictions at $23,333,000, before deduction of any attorneys' fees that may be awarded by the court. The estimate is based on assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may differ. The parties to the settlement shortly will be asking the court to approve preliminarily the settlement and settlement class and to permit distribution of notice of the settlement to policyholders, establish procedures for objections, an opportunity to opt out of the settlements as it affects past damages, and a court hearing on whether the settlement should be finally approved. Equitable Life cannot predict whether the settlement will be approved or, if it is not approved, the outcome of the pending litigations. As noted, proceedings in Malvin were stayed indefinitely; proceedings in the other actions have been stayed or deferred to accommodate the settlement approval process.

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following seven paragraphs.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole, et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc. The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. In June 1996, the Court issued a decision and order dismissing with prejudice plaintiffs' causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiffs' cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. In April 1997, plaintiffs noticed an appeal from the court's June 1996 order. Subsequently, Equitable Life and EOC noticed a cross-appeal from so much of the June 1996 order that denied their motion to dismiss. Briefing on the appeals is scheduled to begin on February 23, 1998. In June 1997, plaintiffs filed their memorandum of law and affidavits in support of their motion for class certification. That memorandum states that plaintiffs seek to certify a class solely on their breach of contract claims, and not on their negligent misrepresentation claim. Plaintiffs' class certification motion has been fully briefed by the parties and is sub judice. In August 1997, Equitable Life and EOC moved for summary judgment dismissing plaintiffs' remaining claims of breach of contract and negligent misrepresentation. Defendants' summary judgment motion has been fully briefed by the parties. On January 5, 1998, plaintiffs filed a note of issue (placing the case on the trial calendar).

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action originally was brought by an individual who purchased a whole life policy from Equitable Life in
        1989. In September 1997, with leave of the court, plaintiff filed a second amended petition naming six additional policyholder plaintiffs and three new sales agent defendants. The sole named individual defendant in the original petition is also named as a defendant in the second amended petition. Plaintiffs purport to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1981 through July 22, 1992. Plaintiffs allege improper sales practices based on allegations of misrepresentations concerning one or more of the following: the number of years that premiums would need to be paid; a policy's suitability as an investment vehicle; and the extent to which a policy was a proper replacement policy. Plaintiffs seek damages, including punitive damages, in an unspecified amount. In October 1997, Equitable Life filed (i) exceptions to the second amended petition, asserting deficiencies in pleading of venue and vagueness; and (ii) a motion to strike certain allegations. On January 23, 1998, the court heard argument on Equitable Life's exceptions and motion to strike. Those motions are sub judice. Motion practice regarding discovery continues.

        On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company was commenced in New York state court, Kings County. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. EVLICO answered the complaint, denying the material allegations. In September 1996, Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the Court in Cole in
        January 1997. Plaintiff then moved for certification of a nationwide class consisting of all persons or entities who, since January 1, 1980, were sold one or more life insurance products based on misrepresentations as to the number of years that the annual premium would need to be paid, and/or who were allegedly induced to purchase additional policies from EVLICO using the cash value accumulated in existing policies. Defendants have opposed this motion. Discovery and briefing regarding plaintiff's motion for class certification are ongoing.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC in 1988. The complaint puts in issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff alleges claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. In May 1997, plaintiff served a motion for class certification. In July 1997, the parties submitted to the Court a joint scheduling report, joint scheduling order and a confidentiality stipulation and order. The Court signed the latter stipulation, and the others remain sub judice. Further briefing on plaintiff's class certification motion will await entry of a scheduling order and further class certification discovery, which has commenced and is on-going. In January 1998, the judge assigned to the case recused himself, and the case was reassigned. Defendants are to serve their answer in February 1998.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Motion practice regarding discovery continues.

        On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Plaintiff filed an amended complaint in April 1997. In July 1997, Equitable Life served a motion to dismiss the amended complaint or, in the alternative, for summary judgment. On September 12, 1997, plaintiff moved for class certification. This motion is scheduled for hearing on February 18, 1998.

        On September 11, 1997, an action entitled Pamela L. and James A. Luther, individually and as representatives of all people similarly situated v. The Equitable Life Assurance Society of the United States, The Equitable Companies Incorporated, and Casey Cammack, individually and as agent for The Equitable Life Assurance Society of the United States and The Equitable Companies Incorporated, was filed in Texas state court. The action was brought by holders of a whole life policy and the beneficiary under that policy. Plaintiffs purport to represent a nationwide class of persons having an ownership or beneficial interest in whole and universal life policies issued by Equitable Life from January 1, 1982 through December 31, 1996. Also included in the purported class are persons having an ownership interest in variable annuities purchased from Equitable Life from January 1, 1992 to the present. The complaint puts in issue the allegations that uniform sales presentations, illustrations, and materials that Equitable Life agents used misrepresented the stated number of years that premiums would need to be paid and misrepresented the extent to which the policies at issue were proper replacement policies. Plaintiffs seek compensatory damages, attorneys' fees and expenses. In October 1997, Equitable Life served a general denial of the allegations against it. The same day, the Holding Company entered a special appearance contesting the court's jurisdiction over it. In November 1997, Equitable Life filed a plea in abatement, which, under Texas law, stayed further proceedings in the case because plaintiffs had not served a demand letter. Plaintiffs served a demand letter upon Equitable Life and the Holding Company, the response to which is due 60 days thereafter. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley, Dillon, Franze, Chaviano and Luther litigations should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of The Equitable from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States, alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

        The U.S. Department of Labor ("DOL") is conducting an investigation of Equitable Life's management of the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and retains EREIM as advisor. Equitable Life agreed to indemnify the purchaser of EREIM (which Equitable Life sold in June 1997) with respect to any fines, penalties and rebates to clients in connection with this investigation. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this investigation will have a material adverse effect on the Company's results of operations in any particular period.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against Alliance North American Government
        Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which sought certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, sought an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleged that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of

        New York granted the defendants' motion to dismiss all counts of the Complaint ("First Decision"). On October 11, 1996, plaintiffs filed a motion for reconsideration of the First Decision. On November 25, 1996, the court denied plaintiffs' motion for reconsideration of the First Decision. On October 29, 1997, the United States Court of Appeals for the Second Circuit issued an order granting defendants' motion to strike and dismissing plaintiffs' appeal of the First Decision. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that (i) the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so, (ii) the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and (iii) two advertisements used by the Fund misrepresented the risks of investing in the Fund. On July 15, 1997, the District Court denied plaintiffs' motion for leave to file an amended complaint and ordered that the case be dismissed ("Second Decision"). The plaintiffs have appealed the Second Decision to the United States Court of Appeals for the Second Circuit. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the U. S. District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the board of directors of Rickel, including a DLJSC managing director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995, and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the U.S. Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. On October 10, 1997, DLJSC and others were named as defendants in a new adversary proceeding in the Bankruptcy Court brought by the NGC Settlement Trust, an entity created by the NGC plan of reorganization to deal with asbestos-related claims. The Trust's allegations are substantially similar to the claims in the State Court action. In court papers dated October 16, 1997, the State Court plaintiff indicated that he would intervene in the Trust's adversary proceeding. On January 21, 1998, the Bankruptcy Court ruled that the State Court plaintiff's claims were not barred by the NGC plan of reorganization insofar as they alleged nondisclosure of certain cost reductions announced by NGC in October 1993. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. On February 26, 1997, the parties agreed to a settlement of these actions, subject to the District Court's approval, which was granted on July 31, 1997. The settlement is also subject to approval by the U.S. Bankruptcy Court for the Eastern District of Louisiana of proposed modifications to a confirmed plan of reorganization for Harrah's Jazz Company and Harrah's Jazz Finance Corp., and the satisfaction or waiver of all conditions to the effectiveness of the plan, as provided in the plan. There can be no assurance of the Bankruptcy Court's approval of the modifications to the plan of reorganization, or that the conditions to the effectiveness of the plan will be satisfied or waived. In the opinion of DLJ's management, the settlement, if approved, will not have a material adverse effect on DLJ's results of operations or on its consolidated financial condition.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1998 and the succeeding four years are $93.5 million, $84.4 million, $70.2 million, $56.4 million, $47.0 million and $489.3 million thereafter. Minimum future sub-lease rental income on these noncancelable leases for 1998 and the succeeding four years are $7.3 million, $5.9 million, $3.8 million, $2.4 million, $.8 million and $2.9 million thereafter.

        At December 31, 1997, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $247.0 million, $238.1 million, $218.7 million, $197.9 million, $169.1 million and $813.0 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Compensation costs.................................  $       721.5       $      704.8       $      628.4
        Commissions........................................          409.6              329.5              314.3
        Short-term debt interest expense...................           31.7                8.0               11.4
        Long-term debt interest expense....................          121.2              137.3              108.1
        Amortization of policy acquisition costs...........          287.3              405.2              317.8
        Capitalization of policy acquisition costs.........         (508.0)            (391.9)            (391.0)
        Rent expense, net of sub-lease income..............          101.8              113.7              109.3
        Cursitor intangible assets writedown...............          120.9                -                  -
        Other..............................................          917.9              769.1              677.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,203.9       $    2,075.7       $    1,775.8
                                                            =================   ================   =================

        During 1997, 1996 and 1995, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million, $24.4 million and $32.0 million, respectively. The amounts paid during 1997, associated with cost reduction programs, totaled $22.8 million. At December 31, 1997, the liabilities associated with cost reduction programs amounted to $62.0 million. The 1997 cost reduction program include costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1997, 1996 and 1995, statutory net loss totaled $351.7 million, $351.1 million and $352.4 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1998.

        At December 31, 1997, the Insurance Group, in accordance with various government and state regulations, had $19.7 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net change in statutory surplus and
          capital stock....................................  $       203.6       $       56.0       $       78.1
        Change in asset valuation reserves.................          147.1              (48.4)             365.7
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          350.7                7.6              443.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          (31.1)            (298.5)             (66.0)
          DAC..............................................          220.7              (13.3)              73.2
          Deferred Federal income taxes....................          103.1              108.0             (158.1)
          Valuation of investments.........................           46.8              289.8              189.1
          Valuation of investment subsidiary...............         (555.8)            (117.7)            (188.6)
          Limited risk reinsurance.........................           82.3               92.5              416.9
          Issuance of surplus notes........................            -                  -               (538.9)
          Postretirement benefits..........................           (3.1)              28.9              (26.7)
          Other, net.......................................           30.3               12.4              115.1
          GAAP adjustments of Closed Block.................            3.6               (9.8)              15.7
          GAAP adjustments of discontinued operations......          189.7              (89.6)              37.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       437.2       $       10.3       $      312.8
                                                            =================   ================   =================


                                                                                 December 31,
                                                            --------------------------------------------------------
                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Statutory surplus and capital stock................  $     2,462.5       $    2,258.9       $    2,202.9
        Asset valuation reserves...........................        1,444.6            1,297.5            1,345.9
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,907.1            3,556.4            3,548.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,336.1)          (1,305.0)          (1,006.5)
          DAC..............................................        3,236.6            3,104.9            3,075.8
          Deferred Federal income taxes....................         (370.8)            (306.1)            (452.0)
          Valuation of investments.........................          783.5              286.8              417.7
          Valuation of investment subsidiary...............       (1,338.6)            (782.8)            (665.1)
          Limited risk reinsurance.........................         (254.2)            (336.5)            (429.0)
          Issuance of surplus notes........................         (539.0)            (539.0)            (538.9)
          Postretirement benefits..........................         (317.5)            (314.4)            (343.3)
          Other, net.......................................          203.7              126.3                4.4
          GAAP adjustments of Closed Block.................          814.3              783.7              830.8
          GAAP adjustments of discontinued operations......           71.5             (190.3)            (184.6)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,860.5       $    4,084.0       $    4,258.1
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        Insurance Operations offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        Investment Services provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $81.9 million, $127.5 million and $124.1 million for 1997, 1996 and 1995, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the GIC Segment of $5.1 million, $15.7 million and $14.7 million for 1997, 1996 and 1995, respectively, are eliminated in consolidation.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Revenues
        Insurance operations...............................  $     3,684.2       $    3,770.6       $    3,614.6
        Investment services................................        1,455.1            1,126.1              949.1
        Consolidation/elimination..........................          (19.9)             (24.5)             (34.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     5,119.4       $    4,872.2       $    4,528.8
                                                            =================   ================   =================

        Earnings (loss) from continuing  operations before Federal income taxes, minority interest and cumulative effect of accounting change
        Insurance operations...............................  $       250.3       $      (36.6)      $      303.1
        Investment services................................          485.7              311.9              224.0
        Consolidation/elimination..........................            -                   .2               (3.1)
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          736.0              275.5              524.0
        Corporate interest expense.........................          (65.3)             (66.9)             (27.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       670.7       $      208.6       $      496.1
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets
        Insurance operations...................................................  $    68,305.9      $    60,464.9
        Investment services....................................................       13,719.8           13,542.5
        Consolidation/elimination..............................................         (403.6)            (399.6)
                                                                                ----------------   -----------------
        Total..................................................................  $    81,622.1      $    73,607.8
                                                                                ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1997 and 1996, are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        1996
        Total Revenues................  $     1,176.5      $     1,199.4       $    1,198.4         $    1,297.9
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million and reserve strengthenings on DI business of $113.7 million, Pension Par of $47.5 million and Discontinued Operations of $83.8 million.

20)     INVESTMENT IN DLJ

        At December 31, 1997, the Company's ownership of DLJ interest was approximately 34.4%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   16,535.7       $   15,728.1
        Securities purchased under resale agreements...........................      22,628.8           20,598.7
        Broker-dealer related receivables......................................      28,159.3           16,858.8
        Other assets...........................................................       3,182.0            2,318.1
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   36,006.7       $   29,378.3
        Broker-dealer related payables.........................................      25,706.1           19,409.7
        Short-term and long-term debt..........................................       3,670.6            2,704.5
        Other liabilities......................................................       2,860.9            2,164.0
                                                                                ----------------   -----------------
        Total liabilities......................................................      68,244.3           53,656.5
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,061.5            1,647.2
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,061.5       $    1,647.2
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.5               23.9
        The Holding Company's equity ownership in DLJ..........................        (740.2)            (590.2)
        Minority interest in DLJ...............................................        (729.3)            (588.6)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      615.5       $      492.3
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    2,356.8       $    1,818.2
        Net investment income..................................................       1,652.1            1,074.2
        Dealer, trading and investment gains, net..............................         631.6              598.4
                                                                                ----------------   -----------------
        Total revenues.........................................................       4,640.5            3,490.8
        Total expenses including income taxes..................................       4,232.3            3,199.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         408.2              291.3
        Dividends on preferred stock...........................................          12.1               18.7
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      396.1       $      272.6
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      396.1       $      272.6
        Amortization of cost in excess of net assets acquired in 1985..........          (1.3)              (3.1)
        The Holding Company's equity in DLJ's earnings.........................        (156.8)            (107.8)
        Minority interest in DLJ...............................................        (109.1)             (73.4)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      128.9       $       88.3
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1997, 1996 and 1995 would have been:

                                                                        1997              1996             1995
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As Reported.............................................  $      437.2      $      10.3      $      312.8
          Pro Forma...............................................  $      426.3      $       3.3      $      311.3

        The fair value of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using the Black-Scholes option pricing model. The option pricing assumptions for 1997, 1996 and 1995 are as follows:

                                  Holding Company                      DLJ                            Alliance
                           ------------------------------ ------------------------------- ----------------------------------
                             1997      1996       1995      1997       1996       1995      1997        1996        1995
                           -------------------- --------- ---------- ---------- --------- ---------- ----------- -----------
        Dividend yield....    0.48%     0.80%      0.96%      0.86%      1.54%     1.85%      8.00%      8.00%      8.00%

        Expected volatility  20.00%    20.00%     20.00%     33.00%     25.00%    25.00%     26.00%     23.00%     23.00%

        Risk-free interest
          rate............    5.99%     5.92%      6.83%      5.96%      6.07%     5.86%      5.70%      5.80%      6.00%

        Expected life.....  5 years   5 years    5 years   5 years    5 years   5 years   7.6 years  7.43 years  7.43 years

        Weighted average
          grant-date fair
          value per option   $12.25     $6.94      $5.90    $22.45      $9.35     $7.36      $4.36      $2.69      $2.24


        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1995........       6.8           $20.31          -                             3.8          $15.46
          Granted................        .4           $20.27          9.2         $27.00            1.8          $20.54
          Exercised..............       (.1)          $20.00          -                             (.5)         $11.20
          Expired................       (.1)          $20.00          -                             -
          Forfeited..............       (.3)          $22.24          -                             (.3)         $16.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1995......       6.7           $20.27          9.2         $27.00            4.8          $17.72
          Granted................        .7           $24.94          2.1         $32.54             .7          $25.12
          Exercised..............       (.1)          $19.91          -                             (.4)         $13.64
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.2)        $27.00            (.1)         $19.32
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         11.1         $28.06            5.0          $19.07
          Granted................       3.2           $41.85          3.2         $61.07            1.1          $36.56
          Exercised..............      (1.6)          $20.26          (.1)        $32.03            (.6)         $16.11
          Forfeited..............       (.4)          $23.43          (.1)        $27.51            (.2)         $21.28
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         14.1         $35.56            5.3          $22.82
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1997 is as follows:

                                             Options Outstanding                           Options Exercisable
                             ----------------------------------------------------  ------------------------------------
                                                    Weighted
                                                    Average         Weighted                              Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable         Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------- ----------------- ----------------- ---------------  ------------------- ----------------

               Holding
               Company
        ----------------------
        $18.125   -$27.75            4.8               5.84           $20.94              3.0              $20.41
        $28.50    -$45.25            3.1               9.57           $41.84              -                  -
                              -----------------                                    -------------------
        $18.125   -$45.25            7.9               7.29           $29.05              3.0              $20.41
                              ================= ================= ===============  =================== ================

                 DLJ
        ----------------------
        $27.00    -$35.99           10.9               8.0            $28.05              4.9              $27.58
        $36.00    -$50.99             .8               9.3            $40.04              -                  -
        $51.00    -$76.00            2.4               9.8            $67.77              -                  -
                              -----------------                                    -------------------
        $27.00    -$76.00           14.1               8.4            $35.56              4.9              $27.58
                              ================= ================= ================  =================== =================

              Alliance
        ----------------------
        $ 6.0625   -$17.75           1.1               3.86           $13.20              1.0              $13.04
        $19.375    -$19.75            .8               7.34           $19.39               .3              $19.39
        $19.875    -$21.375          1.1               8.28           $20.13               .6              $20.19
        $22.25     -$27.50           1.3               9.81           $23.81               .4              $23.29
        $36.9375   -$37.5625         1.0               9.95           $36.95              -                  -
                              -----------------                                    -------------------
        $  6.0625  -$37.5625         5.3               7.58           $22.82              2.3              $17.43
                              ================= ================== ==============  ====================== =============

================================================================================

                    [LOGO] (TM) ----------
                                RETIREMENT
                                ----------
                                INVESTMENT
                                ----------
                                ACCOUNT(R)
                                ----------

                       SEPARATE ACCOUNT UNITS OF INTEREST
                          UNDER GROUP ANNUITY CONTRACTS

================================================================================

                                INVESTMENTS FUNDS
                                -----------------

----------------------------------------------------------------------------------------------------------------------------
POOLED SEPARATE ACCOUNTS                    SEPARATE ACCOUNT NO. 51               SEPARATE ACCOUNT NO. 66
o  Alliance Bond, Separate Account No. 13   o  Alliance Money Market              o  T. Rowe Price Equity Income
   -- Pooled                                o  Alliance Intermediate Government   o  EQ/Putnam Growth & Income Value
o  Alliance Balanced, Separate Account         Securities                         o  Merrill Lynch Basic Value Equity
   No. 10-- Pooled                          o  Alliance Quality Bond              o  MFS Research
o  Alliance Common Stock, Separate          o  Alliance High Yield                o  T. Rowe Price International Stock
   Account No. 4 -- Pooled                  o  Alliance Growth & Income           o  Morgan Stanley Emerging Markets Equity
o  Alliance Aggressive Stock, Separate      o  Alliance Equity Index              o  Warburg Pincus Small Company Value
   Account No. 3 -- Pooled                  o  Alliance Global                    o  MFS Emerging Growth Companies
                                            o  Alliance International             o  EQ/Putnam Balanced
                                            o  Alliance Small Cap Growth          o  Merrill Lynch World Strategy
                                            o  Alliance Conservative Investors
                                            o  Alliance Growth Investors

                                       OF
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
            ---------------------------------------------------------

                               RIA SERVICE OFFICE:
                                 Equitable Life
                               RIA Service Office
                                 200 Plaza Drive
                             Secaucus, NJ 07094-3689
                              Tel.: (800) 967-4560
                                 (201) 583-2302
                         (9 A.M. to 5 P.M. Eastern time)
                       Fax: (201) 583-2304, 2305, or 2306
(To obtain pre-recorded Fund unit values, use our toll-free number listed above)

                         ADDRESS FOR CONTRIBUTIONS ONLY:
                                 Equitable Life
                                     RIA/EPP
                                 P.O. Box 13503
                                Newark, NJ 07188

                  EXPRESS MAIL ADDRESS FOR CONTRIBUTIONS ONLY:
                First Chicago National Processing Center (FCNPC)
                           300 Harmon Meadow Boulevard
                                 Attn: Box 13503
                               Secaucus, NJ 07094


================================================================================

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 28.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.

            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled) (The Aggressive Equity, Common Stock, Balanced and Bond Funds):
                 - Report of Independent Accountants - Price Waterhouse

            2.   Separate Account No. 3 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1997
                 - Portfolio of Investments, December 31, 1997

            3.   Separate Account No. 4 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1997 and 1996
                 - Portfolio of Investments, December 31, 1997

            4.   Separate Account No. 10 (Pooled):
                 - Statement of Assets and Liabilities December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1997 and 1996
                 - Portfolio of Investments, December 31, 1997

            5.   Separate Account No. 13 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1997 and 1996
                 - Portfolio of Investments, December 31, 1997

            6.   Separate Account No. 51 (Pooled)
                 --------------------------------
                 - Report of Independent Accountants - Price Waterhouse
                 - Statement of Assets and Liabilities, December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1997 and 1996

            7. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 13 (Pooled) and 51 (Pooled): Notes to Financial Statements

            8.   The Equitable Life Assurance Society of the United States:
                 ----------------------------------------------------------
                 - Report of Independent Accountants - Price Waterhouse
                 - Consolidated Balance Sheets, as of December 31,1997 and 1996
                 - Consolidated Statements of Earnings for the Years Ended
                   December 31, 1997, 1996 and 1995

                 - Consolidated Statements of Shareholder's Equity for the Years
                   Ended December 31, 1997, 1996 and 1995
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 1997, 1996 and 1995
                 - Notes to Consolidated Financial Statements

           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant, filed April 14, 1986.

           2.    Not Applicable.

           3.    Not Applicable.

           4.    (a)    Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed on April 14, 1986.

                 (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (c) Distribution Agreement dated as of January 1, 1996, by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), previously filed with this Registration Statement No. 33-76028 on April 24, 1996.

                 (d) Sales Agreement, dated as of January 1, 1996, by and among Equico Securities, Inc., Equitable, and Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 33-76028 on April 24, 1996.

           5.    Not Applicable.

           6.    (a)1   Group Annuity Contract AC 5000 - 83T (No. 15,740)
                        between Equitable and United States Trust Company of
                        New York as Trustee under Retirement Investment
                        Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of
                        Registrant filed April 14, 1986.

                 (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (a)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (a)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (b)1 Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (b)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984,incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

                 (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

           7.    (a)    Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(1) Supplementary Agreement to Master Retirement Trust
                        Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(2) Supplementary Agreement B to Master Retirement Trust
                        Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (b)(3) Form of Supplementary Agreement A to Master
                        Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                 (b)(4) Form of Supplementary Agreement to Master Retirement
                        Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                 (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

            8    (a)    Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, previously filed with this Registration
                        Statement No. 333-23019 on March 7, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-23019 on March 7, 1997.

            9.   Not Applicable.

           10.   Not Applicable.

           11.   Not Applicable.

           12. Opinion and consent of Hope E. Rosenbaum-Werner, Vice President and Counsel of Equitable, previously filed with this Registration Statement No. 333-23019 on March 7, 1997.

           13.   (a)    Consent of Price Waterhouse LLP.

                 (b)    Powers of Attorney.

           27.   Financial Data Schedule.

Item 29: Directors and Officers of Equitable.

   Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
DIRECTORS
-----------
Francoise Colloc'h                    Director                    Senior Executive Vice President, Human Resources and
AXA-UAP                                                           Communications, AXA-UAP, and various positions with
23, Avenue Matignon                                               AXA affiliated companies. Director, The Equitable
75008 Paris, France                                               Companies Incorporated ("EQ").

Henri de Castries                     Director                    Senior Executive Vice President, Financial Services
AXA-UAP                                                           and Life Insurance Activities, AXA-UAP and various
23, Avenue Matignon                                               positions with AXA affiliated companies; Director
75008 Paris, France                                               and Chairman, EQ (April 1998 to present), and prior
                                                                  thereto, Director and Vice Chairman (February 1996 to
                                                                  March 1998); Director, Equitable Real Estate
                                                                  Investment Management, Inc. ("Equitable Real Estate")
                                                                  (until June 1997), Donaldson Lufkin & Jenrette
                                                                  ("DLJ") and Alliance Capital Management Corporation
                                                                  ("Alliance") (Director, France Telecom (until 1997)).



                                                          C-6

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

Joseph L. Dionne                      Director                    Chairman and Chief Executive Officer, The
The McGraw-Hill Companies                                         McGraw-Hill Companies; Director, EQ (Director,
1221 Avenue of the Americas                                       Harris Corporation, Alexander & Alexander Services,
New York, NY 10020                                                Inc. (until 1997) and Ryder System, Inc.)

Denis Duverne                         Director                    Senior Vice President, AXA-UAP; Director, Alliance
AXA-UAP                                                           (since February 1996) and DLJ (since February 1997).
23, Avenue Matignon
75008 Paris, France

William T. Esrey                      Director                    Chairman and Chief Executive Officer, Sprint
Sprint Corporation                                                Corporation; Director, EQ; (Director, Duke Energy
P.O. Box 11315                                                    Corporation (formerly Panhandle Eastern Corporation),
Kansas City, MO 64112                                             Everen Capital Corporation, and General Mills, Inc.).

Jean-Rene Fourtou                     Director                    Chairman and Chief Executive Officer Rhone-Poulenc,
Rh.ne-Poulenc, S.A.                                               S.A.; Director, EQ; (Director, Societe Generale,
25, Quai Paul Doumer                                              Groupe Casino (until July 1997), Air France,
92408 Courvbevoie Cedex,                                          Schneider S.A. and Groupe Pernod-Ricard (July 1997 to
France                                                            present); Member, Supervisory Board, AXA-UAP (January
                                                                  1997 to present) and European Advisory Board of
                                                                  Bankers Trust Company.)

Norman C. Francis                     Director                    President, Xavier University of Louisiana (Chairman,
Xavier University of Louisiana                                    Liberty Bank and Trust, New Orleans, LA; Director,
7325 Palmetto Street                                              First National Bank of Commerce, New Orleans, LA,
New Orleans, LA 70125                                             Piccadilly Cafeterias, Inc., and Entergy Corporation).

                                                          C-7

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

Donald J. Greene                      Director                    Counselor-at-Law; Partner, LeBoeuf, Lamb, Greene &
LeBoeuf, Lamb, Greene & MacRae                                    MacRae; Director, EQ.
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                       Director                    Retired Chairman and Chief Executive Officer, Harris
Harris Corporation                                                Corporation; Director, EQ; (Director, Harris
1025 NASA Boulevard                                               Corporation and The McGraw-Hill Companies).
Melbourne, FL 32919

John H.F. Haskell, Jr.                Director                    Director and Managing Director, SBC Warburg Dillon
SBC Warburg Dillon Read, Inc.                                     Read, Inc.; Director, EQ; Chairman Supervisory
535 Madison Avenue                                                Board, Dillon Read (France) Gestion; Director,
New York, NY 10028                                                Dillon Read Limited; (Director, Kaydon Corporation).

Mary R. (Nina) Henderson              Director                    President, Bestfoods Grocery; Vice President,
Bestfoods Grocery                                                 BESTFOODS; (Director, Hunt Corporation).
BESTFOODS
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                      Director                    President, Jarmain Group, Inc.; also an officer or
Jarmain Group, Inc.                                               director of several affiliated companies; Chairman,
121 King Street West                                              FCA International, Ltd.; Director, EQ, DLJ, Anglo
Suite 2525                                                        Canada General Insurance Company, AXA Insurance
Toronto, Ontario M5H 3T9,                                         (Canada), AXA Pacific Insurance Company (formerly
Canada                                                            Boreal Property and Casualty Insurance Company);
                                                                  Alternate Director, The National Mutual Life
                                                                  Association of Australasia Limited (until 1998),
                                                                  National Mutual Asia Limited and National Mutual
                                                                  Insurance Company of Hong Kong)(February 1997 to
                                                                  present).

G. Donald Johnston, Jr.               Director                    Retired Chairman and Chief Executive Officer, JWT
184-400 Ocean Road                                                Group, Inc. and J. Walter Thompson Company;
John's Island                                                     (Director, The McGraw-Hill Companies).
Vero Beach, FL 32963

                                                          C-8

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

George T. Lowy                        Director                    Counselor-at-Law; Partner, Cravath, Swaine & Moore.
Cravath, Swaine & Moore                                           (Director, Eramet (June 1995 to present)).
825 Eighth Avenue
New York, NY 10019

Didier Pineau-Valencienne             Director                    Chairman and Chief Executive Officer, Schneider S.A.
Schneider S.A.                                                    and various positions with Schneider affiliated
64/70 Avenue Jean-Baptiste Clement                                companies; Chairman and Chief Executive Officer,
92646 Boulogne-Billancourt Cedex                                  Square D; Director, EQ; Member, Supervisory Board,
France                                                            AXA-UAP (Janaury 1997 to present), prior thereto,
                                                                  Director; Director, CGIP, Compagnie Industrielle de
                                                                  Paris, (until 1996), Sema Group plc, Rhone-Poulenc,
                                                                  and S.I.S.I.E. (until 1997); member of Supervisory
                                                                  Board of Banque Paribas and Advisory Boards of
                                                                  Bankers Trust Company, Booz Allen & Hamilton (USA)
                                                                  and Banque de France).

George J. Sella, Jr.                  Director                    Retired Chairman, President and Chief Executive
P.O. Box 397                                                      Officer, American Cyanamid Company; Director, EQ
Newton, NJ 07860                                                  (Director, Bush, Boake, Allen, Inc., Coulter
                                                                  Pharmaceutical (May 1997 to present), and Union Camp
                                                                  Corporation).

Dave H. Williams                      Director                    Chairman and Chief Executive Officer, Alliance and
Alliance Capital Management                                       various positions with Alliance affiliated
 Corporation                                                      companies; Director, EQ.
1345 Avenue of the Americas
New York, NY 10105

                                                          C-9

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

OFFICERS AND DIRECTORS
----------------------

*Michael Hegarty                      Director and President      See Column 2; prior thereto Vice Chairman, Chase
                                      (January 1998 to present)   Manhattan Corporation (1996 to 1997); Director
                                      and Chief Operating         (January 1998 to present), Vice Chairman (April 1998
                                      Officer (February 1998 to   to present) and Chief Operating Officer (January 1998
                                      present)                    to present), EQ; Senior Executive Vice President, EQ
                                                                  (January 1998 to April 1998); Executive Vice
                                                                  President, Chief Operating Officer and Director,
                                                                  Equitable Investment Corporation ("EIC") (March 1998
                                                                  to present), ACMC, Inc. ("ACMC") (March 1998 to
                                                                  present) and Equitable Capital Management Corporation
                                                                  ("ECMC") (March 1998 to present).

*Edward D. Miller                     Director (August 1997 to    See Column 2; prior thereto, Director, President and
                                      present), Chairman of the   Chief Executive Officer (August 1997); Senior Vice
                                      Board (January 1998 to      Chairman, Chase Manhattan Corporation (March 1996 to
                                      present) and Chief          April 1997); Director, President and Chief Executive
                                      Executive Officer (August   Officer, EQ (August 1997 to present); Director,
                                      1998 to present)            Alliance (August 1997 to present), DLJ (November 1997
                                                                  to present), ECMC (March 1998 to present) and ACMC
                                                                  (March 1998 to present); Director, Chairman,
                                                                  President and Chief Executive Officer, EIC (March
                                                                  1998 to present); (Director, KeySpan Energy
                                                                  Corporation).

*Stanley B. Tulin                     Director and Vice           See Column 2; prior thereto, Senior Executive
                                      Chairman of the Board       President and Chief Financial Officer (until February
                                      (February 1998 to           1998); Executive Vice President (May 1996 to
                                      present) and Chief          present) and Chief Financial Officer (May 1997 to
                                      Financial Officer (May      present), EQ; Director, Alliance (July 1997 to present)
                                      1996 to present)            and DLJ (June 1997 to present); Director, Executive
                                                                  Vice President and Chief Financial Officer, EIC (June
                                                                  1997 to present); Director, Chairman, President and
                                                                  Chief Executive Officer, ACMC (July 1997 to present)
                                                                  and ECMC (July 1997 to present); Vice President, EQ
                                                                  Advisors Trust ("EQAT") (March 1997 to present).

                                                          C-10

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

OTHER OFFICERS

*Leon B. Billis                       Senior Executive Vice       See Column 2; prior thereto, Senior Vice President
                                      President and Chief         (until February 1998) and Chief Information Officer;
                                      Information Officer         Vice President, Equitable Variable Life Insurance
                                                                  Company ("EVLICO") (July 1996 to January 1997);
                                                                  Director, J.M.R. Realty Services, Inc.

                                                          C-11

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Harvey Blitz                         Senior Vice President and   See Column 2; Senior Vice President, EQ; Director,
                                      Deputy Chief Financial      The Equitable of Colorado, Inc. ("Colorado");
                                      Officer                     Director and Chairman, Frontier Trust Company
                                                                  ("Frontier"); Director, Equitable Distributors, Inc.
                                                                  ("EDI")(until to May 1996); Executive Vice President
                                                                  (November 1996 to present) and Director, EQ Financial
                                                                  Consultants, Inc. ("EQF"); Director and Senior Vice
                                                                  President, EquiSource of New York, Inc. and its
                                                                  subsidiaries ("EquiSource"); Director and Vice
                                                                  President, EVLICO, (until January 1997); Director,
                                                                  Equitable Realty Assets Corporation ("ERAC")
                                                                  (December 1996 to March 1998); Vice President
                                                                  and Chief Financial Officer, EQAT (since March 1997).

*Kevin R. Byrne                       Senior Vice President and   See Column 2; prior thereto Vice President and
                                      Treasurer                   Treasurer (until July 1997); Senior Vice President
                                                                  and Treasurer, EQ; Treasurer, EVLICO (until January
                                                                  1997), EquiSource, and Frontier; Director, ERAC
                                                                  (until December 1996); President and Chief Executive
                                                                  Officer (September 1997 to present), and prior
                                                                  thereto, Vice President and Treasurer, Equitable
                                                                  Casualty Insurance Company ("ECIC"); Director,
                                                                  Chairman, President and Chief Executive Officer,
                                                                  Equitable JV Holdings Corporation (August 1997 to
                                                                  present); Director (since July 1997) and Senior Vice
                                                                  President and Chief Financial Officer (April 1998 to
                                                                  present), ACMC and ECMC; Treasurer, EIC (June 1997 to
                                                                  present); Vice President and Treasurer, EQAT (March
                                                                  1997 to present).

                                                          C-12

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Alvin H. Fenichel                    Senior Vice President and   See Column 2; Senior Vice President and Controller,
                                      Controller                  EQ; Vice President and Controller, EVLICO (July 1996
                                                                  to January 1997); Senior Vice President and Chief
                                                                  Financial Officer, Colorado (March 1997 to present).

                                                          C-13

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Paul J. Flora                        Senior Vice President and   See Column 2; Vice President and Auditor, EQ; Vice
                                      Auditor                     President and Auditor, EVLICO (May 1996 to January
                                                                  1997).

*Jerome S. Golden                     Executive Vice President    See Column 2; Chairman and Chief Executive Officer,
                                                                  Equitable Distributors, Inc. ("EDI") (until December
                                                                  1997).

*Mark A. Hug                          Senior Vice President       See Column 2; prior thereto, Vice President, Aetna
                                                                  (until April 1977).

*Robert E. Garber                     Executive Vice President    See Column 2; Executive Vice President and General
                                      and General Counsel         Counsel, EQ.

*Donald R. Kaplan                     Vice President and Chief    See Column 2; prior thereto, Vice President and
                                      Compliance Officer and      Acting Chief Compliance Officer (until November
                                      Associate General Counsel   1996).

*Michael S. Martin                    Senior Vice President       See Column 2; prior thereto, Senior Vice President
                                      and Chief Marketing         (until January 1997); Chairman and Chief Executive
                                      Officer                     Officer, EQF; Vice President, EQAT (March 1997 to
                                                                  present) and Hudson River Trust ("HRT") (until March
                                                                  1998); Director, Equitable Underwriting and Sales
                                                                  Agency (Bahamas), Ltd. (May 1996 to present) and
                                                                  Colorado; Director, EquiSource.

*Douglas Menkes                       Senior Vice President and   See Column 2; prior thereto, Consulting Actuary,
                                      Corporate Actuary           Milliman & Robertson, Inc. (until June 1997).

*Peter D. Noris                       Executive Vice President    See Column 2; Executive Vice President and Chief
                                      and Chief Investment        Investment Officer, EQ; Executive Vice President, EQF
                                      Officer                     (November 1996 to present); Director and Senior Vice
                                                                  President, EVLICO (until January 1997); Director,
                                                                  Alliance and Equitable Real Estate (July 1995 to June
                                                                  1997); Director, EREIM Managers Corp. ("EMC") (July
                                                                  1997 to present) and EREIM LP Corp. ("ELPC") (October
                                                                  1997 to present); Trustee, HRT; Trustee, Chairman and
                                                                  President, EQAT (March 1997 to present).

                                                          C-14

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------

*Anthony C. Pasquale                  Senior Vice President       See Column 2; Director, Chairman and Chief Operating
                                                                  Officer, ECIC (since September 1997); Director,
                                                                  Chairman and President, ERAC (until December 1996);
                                                                  Director and President, FHJV Holdings, Inc. (until
                                                                  December 1996); Director, Equitable Agri-Business,
                                                                  Inc. (until June 1997).

*Pauline Sherman                      Vice President, Secretary   See Column 2; Vice President, Secretary and Associate
                                      and Associate General       General Counsel, EQ.
                                      Counsel

*Samuel B. Shlesinger                 Senior Vice President       See Column 2; Director and Senior Vice President,
                                                                  EVLICO (until January 1997); Chairman, President and
                                                                  Chief Executive Officer, Colorado; Vice President,
                                                                  EQAT (March 1997 to present); Director, ERAC
                                                                  (December 1996 to March 1998).

*Richard V. Silver                    Senior Vice President and   See Column 2; prior thereto, Senior Vice President
                                      Deputy General Counsel      and Associate General Counsel (until November 1996);
                                                                  Vice President and Chief Compliance Officer (January
                                                                  1995 to June 1996); Director, EQF; Senior Vice
                                                                  President and General Counsel, EIC (June 1997 to
                                                                  March 1998).

*Jose Suquet                          Senior Executive Vice       See Column 2; prior thereto, Senior Executive Vice
                                      President and Chief         President and Chief Agency Officer (until December
                                      Distribution Officer        1997); Executive Vice President, EQ (May 1996 to
                                                                  present); Vice President, HRT (March 1998 to present);
                                                                  Director, EVLICO (January 1995 to January 1997).

*Maureen K. Wolfson                   Vice President              See Column 2.

Item 30.      Persons Controlled by or Under Common Control with the Insurance
              ----------------------------------------------------------------
              Company or Registrant
              ---------------------

              Separate Account Nos. 3, 4, 10, 13, 51 and 66 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


              The largest stockholder of the Holding Company is AXA-UAP. At December 31, 1997, AXA-UAP beneficially owned approximately 38.7% of the Holding Company's outstanding common stock plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)


  Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)


  The Equitable Life Assurance Society of the United States (1859) (New York
  (a)(b)

     The Equitable of Colorado, Inc. (l983) (Colorado)

     EVLICO, INC. (1995) (Delaware)

     EVLICO East Ridge, Inc. (1995) (California)

     GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

     Franconom, Inc. (1985) (Pennsylvania)

     Frontier Trust Company (1987) (North Dakota)

     Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

     Equitable Deal Flow Fund, L.P.

       Equitable Managed Assets (Delaware)

     EREIM LP Associates (99%)

       EML Associates, L.P. (19.8%)


     Alliance Capital Management L.P. (2.7% limited partnership interest)


     ACMC, Inc. (1991) (Delaware)(s)


       Alliance Capital Management L.P. (1988) (Delaware) (39.6% limited partnership interest)


     EVCO, Inc. (1991) (New Jersey)

     EVSA, Inc. (1992) (Pennsylvania)

     Prime Property Funding, Inc. (1993) (Delaware)

     Wil Gro, Inc. (1992) (Pennsylvania)

     Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

   Donaldson Lufkin & Jenrette, Inc.
   The Equitable Life Assurance Society of the United States (cont.)

     Fox Run Inc. (1994) (Massachusetts)

     STCS, Inc. (1992) (Delaware)

     CCMI Corporation (1994) (Maryland)

     FTM Corporation (1994) (Maryland)

     HVM Corporation (1994) (Maryland)

     Equitable BJVS, Inc. (1992) (California)

     Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

     GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

     Camelback JVS, Inc. (1995) (Arizona)

     ELAS Realty, Inc. (1996) (Delaware)




     100 Federal Street Realty Corporation (Massachusetts)


     Prime  Property  Funding  II, Inc.  (1997)  (Delaware)

     Sarasota  Prime Hotels, Inc. (1997) (Florida)

     ECLL, Inc. (1997) (Michigan)

     Equitable  Holdings, LLC (1997) (New York) (into which
     Equitable Holding Corporation was merged in 1997)


       EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.) (l97l) (Delaware) (a) (b)

       ELAS Securities Acquisition Corp. (l980) (Delaware)

       100 Federal Street Funding Corporation (Massachusetts)

       EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

         Equitable Casualty Insurance Company (l986) (Vermont)

         EREIM LP Corp. (1986) (Delaware)

           EREIM LP Associates (1%)

             EML Associates (.02%)

         Six-Pac G.P., Inc. (1990) (Georgia)

         Equitable Distributors, Inc. (1988) (Delaware) (a)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

   Donaldson Lufkin & Jenrette, Inc.
   The Equitable Life Assurance Society of the United States (cont.)
     Equitable Holdings, LLC (cont.)


         Equitable JVS, Inc. (1988) (Delaware)

           Astor/Broadway Acquisition Corp. (1990) (New York)

           Astor Times Square Corp. (1990) (New York)

           PC Landmark, Inc. (1990) (Texas)

           Equitable JVS II, Inc. (1994) (Maryland)

           EJSVS, Inc. (1995) (New Jersey)


       Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
           EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)


       JMR Realty Services, Inc. (1994) (Delaware)

       Equitable Structured Settlement Corporation (1996) (Delaware)

       Equitable Investment Corporation (l97l) (New York)

         Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

         Equitable JV Holding Corporation (1989) (Delaware)

         Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

         Equitable Capital Management Corporation (l985) (Delaware) (b)


           Alliance Capital Management L.P. (1988) (Delaware) (14.6% limited partnership interest)


         EQ Services, Inc. (1992) (Delaware)


              EREIM Managers Corp. (1996) (Delaware)

                    ML/EQ Real Estate Portfolio, L.P.

                               EML Associates, L.P.


 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                             ADDENDUM A - SUBSIDIARY
                           OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES
                  --------------------------------------------




EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES
                  --------------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

       Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware)
       (a) (b)
          Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b) Autranet, Inc. (1985) (Delaware) (a)
       DLJ Real Estate, Inc.
       DLJ Capital Corporation (b)
       DLJ Mortgage Capital, Inc. (1988) (Delaware)
          Column Financial, Inc. (1993) (Delaware) (50%)

Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:

       Alliance Capital Management L.P. (1988) (Delaware) (b)
          Alliance Capital Management Corporation of Delaware, Inc. (Delaware) Alliance Fund Services, Inc. (Delaware) (a)
          Alliance Fund Distributors, Inc. (Delaware) (a)
          Alliance Capital Oceanic Corp. (Delaware)
          Alliance Capital Management Australia Pty. Ltd. (Australia)
          Meiji - Alliance Capital Corp. (Delaware) (50%)
          Alliance Capital (Luxembourg) S.A. (99.98%)
          Alliance Eastern Europe Inc. (Delaware)
          Alliance Barra Research Institute, Inc. (Delaware) (50%)
          Alliance Capital Management Canada, Inc. (Canada) (99.99%)
          Alliance Capital Management (Brazil) Llda
          Alliance Capital Global Derivatives Corp. (Delaware)
          Alliance International Fund Services S.A. (Luxembourg)
          Alliance Capital Management (India) Ltd. (Delaware)
          Alliance Capital Mauritius Ltd.
          Alliance Corporate Finance Group, Incorporated (Delaware)
             Equitable Capital Diversified Holdings, L.P. I
             Equitable Capital Diversified Holdings, L.P. II
          Curisitor Alliance L.L.C. (Delaware)
             Curisitor Holdings Limited (UK) Alliance Capital Management (Japan), Inc.
             Alliance Capital Management (Asia) Ltd.
             Alliance Capital Management (Turkey), Ltd. Cursitor
             Alliance Management Limited (UK)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

                            AXA-UAP GROUP CHART

The information listed below is dated as of December 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Assurances Iard               France         100% by AXA France Assurance

AXA Assurances Vie                France         100% by AXA France Assurance

AXA Courtage Iard                 France         97.4% by AXA France Assurance
                                                 and UAP Iard

AXA Courtage Vie                  France         100% by AXA France Assurance

Alpha Assurances Vie              France         100% by AXA France Assurance

AXA Direct                        France         100%

Direct Assurances Iard            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

AXA Tellit Versicherung           Germany        50% owned by AXA Direct and
                                                 50% by CKAG

Axiva                             France         100% by AXA France Assurance

Juridica                          France         88.4% by UAP Iard, 10.9% by
                                                 AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         100%

Lor Finance                       France         100%

Jour Finance                      France         100% by AXA Conseil Iard and
                                                 by AXA Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         100%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, UAP Iard and
                                                 Mutuals

Argovie                           France         100% by Axiva and SCA Argos

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Astral Finance                    France         99.33% by AXA Courtage Vie

Argos                             France         N.S.

AXA France Assurance              France         100%

UAP Incendie Accidents            France         100% by AXA France
                                                 Assurance

UAP Vie                           France         100% by AXA France
                                                 Assurance

UAP Collectives                   France         50% by AXA Assurances
                                                 Iard, 3.3% by AXA Conseil
                                                 Iard and 46.6% UAP Vie

Thema Vie                         France         30% by Axiva, 11.9% by
                                                 UAP Collectives, 10.9% by
                                                 UAP Iard and 46.8% by UAP Vie.

La Reunion Francaise              France         49% by UAP Iard and 51% by
                                                 AXA Global Risks

UAP Assistance                    France         52% by UAP Incendie-Accidents
                                                 and 48% by UAP Vie

UAP International                 France         50.1% by AXA-UAP and 49.9% by
                                                 AXA Global Risks

Sofinad                           France         100%

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 5.5% by AXA-UAP

Finaxa Belgium                    Belgium        100%

AXA Belgium                       Belgium        27.1% by AXA-UAP and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by AXA-UAP and 20.2% by
                                                 AXA Global Risks

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil Assurance

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     99.9%

AXA Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Paneurore                         Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

General Re-CKAG                   Luxembourg     37.8% by AXA-CKAG and 12.1%
                                                 by Colonia Nordstern
                                                 Versicherung

Royale Belge Investissements      Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA-UAP and 40%
                                                 by UAP International

Aurora Polar SA de Seguros y      Spain          99.4% owned by AXA Aurora
Reaseguros

Aurora Vida SA de Seguros y       Spain          90% owned by Aurora Polar and
Reaseguros                                       5% by AXA-UAP

AXA Gestion de Seguros y          Spain          99.1% owned by AXA Aurora
Reaseguros

Hilo Direct Seguros               Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          59% owned by Aurora Polar,
                                                 29% by AXA Gestion and 12%
                                                 by Aurora Vida

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

AXA Assicurazioni                 Italy          100%

Eurovita                          Italy          30% owned by AXA Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP Vie

UAP Italiana                      Italy          96% by AXA-UAP and 4% by GUI

UAP Vita                          Italy          62.2% by GUI and 37.8% by UAP
                                                 Vie

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          92.9% by GUI and 7% by AXA-UAP

Centurion Assicurazioni           Italy          100% by GUI

AXA Equity & Law plc              U.K.           100%

AXA Equity & Law Life             U.K.           100% by SLPH
Assurance Society

AXA Insurance                     U.K.           100% owned by SLPH

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA-UAP and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holding

Sun Life Assurance                U.K.           100% by AXA Sun Life Holding

UAP Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

Servco                            U.K.           100% by AXA Sun Life Holding

AXA Sun Life                      U.K.           100% by AXA Sun Life Holding

AXA Leven                         The Nether-    100% by AXA Equity & Law Life
                                  lands          Assurance Society

UAP Nieuw Rotterdam               The Nether-    51% by Royale Belge, 38.9% by
Holding BV                        lands          Gelderland BV and 4.1% by
                                                 AXA-UAP

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Verzkerigen   The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Schade        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Leven         The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Zorg          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Schade

Societe Generale d'Assistance     The Nether-    51% by UAP Incendie-Accidents,
                                  lands          29% by UAP Vie and 20% by
                                                 AXA-UAP

Gelderland BV                     The Nether-    100% by UAP Vie
                                  lands

Royale Belge International        The Nether-    100% by Royale Belge
                                  lands          Investissements

Vinci BV                          The Nether-    94.8% by AXA-UAP and 5.2% by
                                  lands          Parcolvi

AXA Portugal Companhia de         Portugal       43.1% by different companies
Serguros SA                                      of the AXA-UAP Group

AXA Portugal Companhia de         Portugal       95.1% by UAP Vie and 7.5% UAP
Serguros de Vida SA                              International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

AXA Oyak Hayat Sigorta            Turkey         60% owned by AXA-UAP

Oyak Sigorta                      Turkey         11% owned by AXA-UAP

Al Amane Assurances               Morocco        52% by UAP International

AXA Canada Inc.                   Canada         100%

AXA Boreal Insurance Inc.         Canada         100% owned by Gestion Fracapar
                                                 Inc

AXA Assurances Inc                Canada         100% owned by AXA Canada Inc

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Insurance Inc                 Canada         100% owned by AXA Canada Inc.
                                                 and AXA Assurance Inc

Anglo Canada General Insurance    Canada         100% owned by AXA Canada Inc.
Cy

AXA Pacific Insurance Cy          Canada         100% by AXA Boreal Insurance
                                                 Inc

AXA Boreal Assurances             Canada         100% by AXA Boreal Insurance
Agricoles Inc                                    Inc

AXA Life Insurance                Japan          100%

Dongbu AXA Life                   Korea          50%
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA-UAP and
                                                 AXA Reassurance

AXA Investment Holdings Pte Ltd   Singapore      100%

AXA Insurance                     Singapore      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Insurance                     Hong Kong      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Life Insurance                Hong Kong      100%

PT Asuransi AXA Indonesia         Indonesia      80%


The Equitable Companies           U.S.A.         58.7% of which AXA-UAP owns
Incorporated                                     42.0%, Financiere 45, 3.2%,
                                                 Lorfinance 6.4%, AXA Equity
                                                 & Law Life Association Society
                                                 4.1% and AXA Reassurance 3.0%

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      51% between AXA-UAP, 42.1%
                                                 and AXA Equity & Law Life
                                                 Assurance Society 8.9%


The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia Ltd                   Holdings Ltd


National Mutual International     Australia      100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd     Australia      100% owned by National Mutual
                                                 International Pty Ltd


National Mutual Asia Ltd          Australia      41% owned by National Mutual
                                                 Holdings Ltd, 20% by Datura
                                                 Ltd and 13% by National Mutual
                                                 Life Association of
                                                 Australasia


Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Reassurance                   France         100% owned by AXA-UAP, AXA
                                                 Assurances Iard and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100%

AXA Re Asia                       Singapore      100% owned by AXA Reassurance


AXA Re U.K. Plc                   U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Holding               U.K.           100% owned by AXA Reassurance


AXA Re U.S.A.                     U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Space                         U.S.A.         80% owned by AXA America

AXA Re Life                       U.S.A.         100% owned by AXA America



C.G.R.M.                          Monaco         100% owned by AXA Reassurance

                             AXA-UAP FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         97.2% (100% with Mutuals)
(C.F.P.)

AXA Banque                        France         98.7% owned by C.F.P.

AXA Credit                        France         65% owned by C.F.P.


AXA Gestion Interessement         France         100% owned by AXA Investment
                                                 Managers

Sofapi                            France         100% owned by C.F.P.

Soffim                            France         100% owned by C.F.P.


Societe de Placements             France         98.8% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France         100% with Mutuals


Vamopar                           France         100% owned by Societe Beaujon

Financiere Mermoz                 France         100%


AXA Investment Managers           France         100% by some AXA-UAP Group
                                                 companies

AXA Asset Management              France         100% owned by AXA Investment
Partenaires                                      Managers

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

AXA Asset Management              France         99.6% owned by AXA Investment
Distribution                                     Managers

UAP Gestione Financiere           France         99.9 by AXA-UAP

Assurinvestissements              France         50% by UAP Vie, 30% UAP
                                                 Collectives, 20% UAP
                                                 Incendie-Accidents

Banque Worms                      France         51% by CFP and 49% by
                                                 three UAP insurance companies

Colonia Bausbykasse               Germany        97.8% by AXA-CKAG

Banque Ippa                       Belgium        99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium        9.3% by Royale Belge, 3.1%
                                                 Royale Belge 1994, 0.2% by
                                                 AXA Belgium

AXA Equity & Law Home Loans       U.K.           100% owned by AXA Equity & Law
                                                 Plc

AXA Equity & Law Commercial       U.K.           100% owned by AXA Equity & Law
Loans                                            Plc Loans

Sun Life Asset Management         U.K.           66.7% owned by SLPH and 33.4%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.9% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         76.2% owned by Equitable
                                                 Holdings LLC and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

National Mutual Funds             USA            100% by National Mutual Funds
Management North America                         Management (Global) Ltd.
Holding Inc.

Cogefin                           Luxembourg     100% owned by AXA Belgium

ORIA                              France         100% owned by AXA Millesimes

AXA Oeuvres d'Art                 France         100% by Mutuals


AXA Cantenac Brown                France         100%

AXA Suduiraut                     France         99.6% owned by AXA-UAP and
                                                 Societe Beaujon

                            AXA-UAP REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Prebail                           France         100% owned by AXA Immobilier

Axamur                            France         100% by different companies
                                                 and Mutuals

Parimmo                           France         100% by different companies
                                                 and Mutuals

S.G.C.I.                          France         100% by different companies
                                                 and Mutuals


Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.


Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations (C.P.P.)


Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by different companies

Securimo                          France         87.12% by different companies
                                                 and Mutuals


Paris Orleans                     France         100% by different companies
                                                 AXA Courtage Iard


Colisee Bureaux                   France         100% by different companies
                                                 and Mutuals

Colisee Premiere                  France         100% by different companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by AXA Reassurance


Compagnie du Gaz d'Avignon        France         100% owned by AXA Assurances
                                                 Iard

Ahorro Familiar                   France         44% owned by AXA Assurances
                                                 Iard, 1% by AXA Aurora Polar
                                                 and 1% by AXA Seguros


Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Centrexpo                         France         99.3% owned by C.P.P.

Fonciere de la Ville du Bois      France         99.6% owned by Centrexpo


Colisee Seine                     France         100% owned by different
                                                 companies

Translot                          France         100% owned by SGCI


Colisee Alpha                     France         100% owned by Colisee Bureaux

Colisee Silly                     France         100% owned by Colisee Bureaux


S.N.C. Dumont d'Urville           France         100% owned by Colisee Premiere


Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by Axamur

Colisee Vauban                    France         99.6% by Matipierre


Fonciere Colisee                  France         100% by Matipierre and other
                                                 companies of the AXA-UAP Group

AXA Pierre S.C.I.                 France         97.6% owned by different
                                                 companies and Mutuals

AXA Millesimes                    France         85.4% owned by AXA-UAP and the
                                                 Mutuals

Chateau Suduirault                France         100% owned by AXA Millesimes

Diznoko                           Hungary        95% owned by AXA Millesimes


Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals


Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Fonciere Saint Sebastien          France         99.9% by UAP Vie

Fonciere Vendome                  France         91% by different companies of
                                                 the Group

La Holding Vendome                France         99.9% by AXA Global Risks

10, boulevard Haussmann           France         69% by La Fonciere Vendome and
                                                 31% by AXA Conseil Iard

37-39 Le Peletier                 France         100% by AXA Courage Iard

Ugici                             France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 93.1% by UAP Vie

Ugicomi                           France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 63.8% by UAP Vie

Ugif                              France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 59.6% by UAP Vie and 32.6%
                                                 by UAP Collectives

Ugil                              France         93.9% by different companies
                                                 of the AXA-UAP Group of which
                                                 65.8% by UAP Vie

Ugipar                            France         100% by different companies
                                                 of the AXA-UAP Group of which
                                                 39.4% by UAP Vie, 35.4% by AXA
                                                 Courtage Iard and 20.8% by UAP
                                                 Collectives

AXA Immobiller                    France         100% by AXA UAP

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by AXA Millesimes

                               OTHER AXA-UAP BUSINESS
COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


A.N.F.                            France         95.4% owned by Finaxa

Lucia                             France         20.6% owned by AXA Assurances
                                                 Iard and 8.6% by Mutuals

Schneider S.A.                    France         10.4%

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                      NOTES
                                      -----


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3.  All ownership interests on the chart are 100% common stock ownership except:
    (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings LLC's 34.4% interest in same;
    (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc..


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.


5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               The Equitable Funds
                             The Hudson River Trust
                               EQ Advisors Trust
                                Separate Accounts

6.  This chart was last revised on April 1, 1998.

Item 31.      Number of Contractowners
              ------------------------


              As of March 31, 1998 there were 2,484 owners of qualified and non-qualified RIA Contracts offered by the registrant.



Item 32.      Indemnification
              ---------------

              (a) Indemnification of Principal Underwriter: to the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director or officer of Equitable.

              (b) Undertaking: insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              The Equitable Life Assurance Society of the United States ("Equitable Life") acts as the investment manager for Separate Account Nos. 3, 4, 10 and 13. In providing these services to the Separate Accounts, Equitable Life uses the personnel and facilities of Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, that is indirectly majority-owned by Equitable Life, to provide personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4, 10 and 13 and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable Life. Both Equitable Life and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

              Information regarding the directors and principal officers of Equitable is provided in Item 29 of this Part C and is incorporated herein by reference.

          Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.


                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------
Directors

*Dave H. Willams               Director, Chairman of   See Column 2.  Director
                               the Board and Chief     - The Equitable Life
                               Executive Officer       Assurance Society of the
                                                       United States
                                                       ("Equitable Life") and
                                                       The Equitable Companies
                                                       Incorporated ("EQ").
                                                       Senior Executive Vice
                                                       President and Memeber of
                                                       Executive Committee -
                                                       AXA-UAP (January 1997 to
                                                       present).

 Luis Javier Bastida           Director                Chief Financial Officer
 Banco Bilbao Vizcaya                                  and Member of the
 Gran Via 1                                            Executive Committee -
 Planta 16 48001                                       Banco Bilbao Vizcaya,
 Bilbao, Spain                                         S.A.

                                     C-33



                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------

*Donald H. Brydon           Director                   Chairman and Chief
                                                       Executive Officer -
                                                       AXA Investment Managers
                                                       S.A.

*Bruce W. Calvert           Director, Vice Chairman,   See Column 2.
                            and Chief Investment
                            Officer

                                     C-34


                            POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL          OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS            ALLIANCE                   WITHIN PAST 2 YEARS
----------------            --------                   -------------------

*John D. Carifa             Director, President and    See Column 2.
                            Chief Operating Officer

 Henri de Castries          Director                   Senior Executive Vice
 AXA-UAP                                               President, Financial
 23, Avenue Matignon                                   Services and Life
 75008, Paris, France                                  Insurance Activities -
                                                       AXA-UAP and various
                                                       positions with AXA-UAP
                                                       affiliated companies;
                                                       Director, Vice Chairman
                                                       (February 1996 to April
                                                       1998), and Chairman
                                                       (April 1998 to present) -
                                                       EQ; Director - Equitable
                                                       Real Estate Investment
                                                       Management, Inc.
                                                       ("Equitable Real
                                                       Estate")(June 1993 to
                                                       June 1997), Donaldson
                                                       Lufkin & Jenrette, Inc.
                                                       ("DLJ"), and Equitable
                                                       Life.

 Kevin C. Dolan             Director                   Senior Vice President -
 AXA-UAP                                               AXA-UAP; Chief Executive
 23, Avenue Matignon                                   Officer - AXA Investment
 75008, Paris, France                                  Managers Paris;
                                                       Director, Alliance
                                                       Capital Management, L.P.


 Denis Duverne              Director                   Senior Vice President -
 AXA-UAP                                               AXA-UAP; Director -
 23, Avenue Matignon                                   Equitable Life (February
 75008, Paris, France                                  1998 to present) and DLJ
                                                       (February 1997 to
                                                       present).

 Alfred Harrison            Director, Vice Chairman    See Column 2.
 Alliance Capital
  Management L.P.
 3600 Piper Jaffray Tower
 Minneapolis, MN 55402

                                      C-35


                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------

 Jean-Pierre Hellebuyck        Director                Chairman - AXA
 AXA - Gestion des Actifs                              Investment Managers S.A.;
 40, rue de Colisee                                    Chief Investment Officer
 Paris, France 75008                                   - AXA-UAP; Director - AXA
                                                       Reassurance France, AXA
                                                       Reinsurance UK Plc, AXA
                                                       Reinsurance Company,
                                                       Equity & Law Plc, Equity
                                                       & Law Investment
                                                       Managers Ltd., Equity &
                                                       Law Fondsmanagement
                                                       GmbH, Europhenix
                                                       Management Company and
                                                       Societe Des Bourses
                                                       Francaises.

 Benjamin D. Holloway          Director                Consultant to
 Continental Companies                                 Tishman/Speyer, Edward
 3250 Mary Street                                      Debartolo and The
 Miami, Florida 33133                                  Continental Companies.
                                                       Director - Rockefeller
                                                       Center Properties, Inc.;
                                                       Chairman - Duke
                                                       University Management
                                                       Corporation.

 Edward D. Miller              Director                Chairman (January 1998
 The Equitable Life Assurance                          to present) and Chief
 Society of the U.S.                                   Executive Officer
 1290 Avenue of the Americas                           (August 1997 to present)
 New York, NY 10104                                    - Equitable Life and
                                                       prior thereto, President
                                                       (August 1997 to January
                                                       1998); Director,
                                                       President and Chief
                                                       Executive Officer - EQ
                                                       (all August 1997 to
                                                       present); Senior
                                                       Executive Vice President
                                                       and Member of Executive
                                                       Committee - AXA-UAP
                                                       (September 1997 to
                                                       present); Director - DLJ
                                                       (November 1997 to
                                                       present) and KeySpan
                                                       Energy Corporation;
                                                       Senior Vice Chairman -
                                                       Chase Manhattan
                                                       Corporation (March 1996
                                                       to April 1997).

                                  C-36


                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

Peter D. Noris               Director                  Executive Vice President
The Equitable Life                                     and Chief Investment
  Assurance Society                                    Officer - Equitable
  of the U.S.                                          Life and EQ; Director
1290 Avenue of the Americas                            and Senior Vice
New York, NY 10104                                     President - Equitable
                                                       Variable Life Insurance
                                                       Company (June 1995 to
                                                       January 1997); Director,
                                                       Equitable Real Estate
                                                       (July 1995 to June
                                                       1997).

                                     C-37



                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

*Frank Savage                Director                  Chairman - Alliance
                                                       Capital Management
                                                       International;
                                                       Director - ACFG; Vice-
                                                       Chairman - ECMC;
                                                       Director - Lockheed
                                                       Martin Corporation, and
                                                       ARCO Chemical
                                                       Corporation and Qualcomm
                                                       Incorporated.

                                     C-38

                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

Stanley B. Tulin             Director                  Director and Vice
The Equitable Life                                     Chairman (both February
  Assurance Society of                                 1998 to present) and
  the U.S.                                             Chief Financial Officer
1290 Avenue of the Americas                            (May 1996 to present) -
New York, NY 10104                                     Equitable Life, Senior
                                                       Executive Vice President
                                                       (May 1996 to February
                                                       1998); Executive Vice
                                                       President (May 1996 to
                                                       present) and Chief
                                                       Financial Officer (May
                                                       1997 to present) - EQ;
                                                       Director - DLJ (June
                                                       1997 to present).

*Reba White Williams         Director                  Director of Special
                                                       Projects.

Robert B. Zoellick           Director                  Professor - The U.S.
Fannie Mae                                             Naval Academy (December
3900 Washington Avenue, NW                             1997 to present);
Washington, DC  20016                                  Executive Vice President
                                                       - Federal National
                                                       Mortgage Association
                                                       (May 1993 to December
                                                       1997).

OFFICERS

*David R. Brewer, Jr.        Senior Vice President     See Column 2.
                             and General Counsel

*Robert H. Joseph, Jr.       Senior Vice President &   See Column 2.
                             Chief Financial Officer

Item 34.      Principal Underwriters
              ----------------------


              (a) EQ Financial Consultants, Inc. ("EQF") (formerly Equico Securities, Inc.), a wholly-owned subsidiary of Equitable, is the principal underwriter and depositor for its Separate Account A, Separate Account No. 301, Separate Account I and Separate Account FP. EQF's principal business address is 1290 Avenue of the Americas, New York, NY 10104.


              (b) See Item 29 of this Part C, which is incorporated herein by reference.


Item 35.      Location of Accounts and Records
              --------------------------------

              The Equitable Life Assurance Society of the United States 135 West 50th Street
              New York, New York 10020

              1290 Avenue of the Americas
              New York, New York 10104

              200 Plaza Drive
              Secaucus, New Jersey 07094


Item 36.      Management Services
              -------------------

              Not applicable.


Item 37.      Undertakings
              ------------

              Although this is not an initial registration statement requiring the undertakings pursuant to Item 37, the Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 29th day of April, 1998.




                             THE EQUITABLE LIFE ASSURANCE
                             SOCIETY OF THE UNITED STATES
                                      (Depositor)


                             By:  /s/ Maureen K. Wolfson
                                 ---------------------------
                                      Maureen K. Wolfson
                                        Vice President




         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                        Chairman of the Board, Chief Executive
                                         Officer and Director

*Michael Hegarty                         President, Chief Operating Officer
                                         and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                        Chairman of the Board, Chief Financial
                                         Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                    Senior Vice President and Controller
---------------------
Alvin H. Fenichel
April 29, 1998

*DIRECTORS:

Francoise Colloc'h      Donald J. Greene            George T. Lowy
Henri de Castries       John T. Hartley             Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty             George J. Sella, Jr.
William T. Esrey        Mary R. (Nina) Henderson    Stanley B. Tulin
Jean-Rene Fourtou       W. Edwin Jarmain            Dave H. Williams
Norman C. Francis       G. Donald Johnston, Jr.


*By: /s/ Maureen K. Wolfson
    --------------------------
         Maureen K. Wolfson
         Attorney-in-Fact
         April 29, 1998

                                  EXHIBIT INDEX
                                  -------------



EXHIBIT NO.                                                                               TAG VALUE
----------                                                                                ---------
13.    (a)      Consent of Price Waterhouse.                                              EX-99.13a CONSENT

       (b)      Powers of Attorney.                                                       EX-99.13b POW ATTY

27.             Financial Data Schedule.                                                  EX-27